Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/20	264,153,674	262,956,347
1.25%, 07/15/20	158,196,755	160,576,086
1.13%, 01/15/21	180,948,662	183,300,585
0.13%, 04/15/21	229,676,630	227,902,911
0.63%, 07/15/21	192,077,666	193,827,449
0.13%, 01/15/22	212,005,759	210,368,790
0.13%, 04/15/22	223,796,525	221,531,973
0.13%, 07/15/22	218,658,341	217,574,664
0.13%, 01/15/23	219,679,276	217,240,135
0.63%, 04/15/23	219,155,526	220,726,907
0.38%, 07/15/23	217,908,508	218,526,163
0.63%, 01/15/24	217,288,955	219,436,848
0.13%, 07/15/24	213,630,170	211,042,216
0.25%, 01/15/25	214,136,607	211,909,432
2.38%, 01/15/25	140,619,449	156,187,785
0.38%, 07/15/25	213,897,996	213,785,661
0.63%, 01/15/26	192,620,963	194,842,316
2.00%, 01/15/26	102,430,019	113,010,919
0.13%, 07/15/26	180,646,985	176,715,523
0.38%, 01/15/27	179,258,651	177,672,419
2.38%, 01/15/27	82,409,377	94,228,532
0.38%, 07/15/27	177,137,378	175,808,375
0.50%, 01/15/28	175,666,866	175,270,748
1.75%, 01/15/28	82,503,199	91,126,941
3.63%, 04/15/28	69,467,522	88,220,928
0.75%, 07/15/28	172,505,130	176,401,539
0.88%, 01/15/29	117,596,884	121,393,656
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 01/15/29	79,605,172	94,357,302
3.88%, 04/15/29	84,527,474	111,696,597
3.38%, 04/15/32	32,116,774	43,301,573
2.13%, 02/15/40	43,479,633	54,286,504
2.13%, 02/15/41	55,331,632	69,460,779
0.75%, 02/15/42	97,212,901	94,725,298
0.63%, 02/15/43	71,855,193	67,649,708
1.38%, 02/15/44	108,441,775	119,902,179
0.75%, 02/15/45	120,840,118	116,226,354
1.00%, 02/15/46	88,768,029	90,532,057
0.88%, 02/15/47	87,068,322	86,203,036
1.00%, 02/15/48	85,291,036	87,140,502
1.00%, 02/15/49	39,335,416	40,369,978
Total Treasuries
(Cost $5,957,954,087)		6,007,437,715
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.39% (a)	442,829	442,829
Total Other Investment Company
(Cost $442,829)		442,829
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$6,007,437,715	$—	$6,007,437,715
Other Investment Company[1]	442,829	—	—	442,829
Total	$442,829	$6,007,437,715	$—	$6,007,880,544
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.4% of net assets
Bonds
8.75%, 05/15/20	3,588,000	3,839,580
8.75%, 08/15/20	8,046,000	8,735,410
7.88%, 02/15/21	5,805,000	6,395,024
8.13%, 05/15/21	1,700,000	1,903,402
8.00%, 11/15/21	17,012,000	19,475,750
Notes
1.50%, 04/15/20	69,824,000	69,187,129
1.13%, 04/30/20	62,036,000	61,203,603
1.38%, 04/30/20	67,936,000	67,196,930
2.38%, 04/30/20	70,763,000	70,745,033
1.50%, 05/15/20	71,234,000	70,543,921
3.50%, 05/15/20	57,087,000	57,778,288
1.38%, 05/31/20	73,953,000	73,092,141
1.50%, 05/31/20	18,953,000	18,758,287
1.50%, 06/15/20	34,449,000	34,084,247
1.63%, 06/30/20	50,083,000	49,611,516
1.88%, 06/30/20	37,197,000	36,963,066
2.50%, 06/30/20	57,981,000	58,060,271
1.50%, 07/15/20	34,586,000	34,205,014
1.63%, 07/31/20	49,610,000	49,118,745
2.00%, 07/31/20	63,933,000	63,630,817
2.63%, 07/31/20	53,164,000	53,340,521
1.50%, 08/15/20	31,632,000	31,255,752
2.63%, 08/15/20	45,796,000	45,954,318
1.38%, 08/31/20	65,995,000	65,075,968
2.13%, 08/31/20	65,363,000	65,157,464
2.63%, 08/31/20	94,514,000	94,836,771
1.38%, 09/15/20	28,157,000	27,773,691
1.38%, 09/30/20	40,272,000	39,693,090
2.00%, 09/30/20	41,337,000	41,125,471
2.75%, 09/30/20	21,497,000	21,621,280
1.63%, 10/15/20	33,336,000	32,975,294
1.38%, 10/31/20	31,906,000	31,428,656
1.75%, 10/31/20	31,534,000	31,243,912
2.88%, 10/31/20	246,642,000	248,665,234
1.75%, 11/15/20	31,909,000	31,613,593
2.63%, 11/15/20	130,783,000	131,373,056
1.63%, 11/30/20	118,780,000	117,418,206
2.00%, 11/30/20	44,612,000	44,370,642
2.75%, 11/30/20	53,785,000	54,150,570
1.88%, 12/15/20	10,016,000	9,941,271
1.75%, 12/31/20	48,143,000	47,676,615
2.38%, 12/31/20	60,189,000	60,246,603
2.50%, 12/31/20	91,319,000	91,604,372
2.00%, 01/15/21	34,200,000	34,014,973
1.38%, 01/31/21	43,515,000	42,787,484
2.13%, 01/31/21	60,224,000	60,029,918
2.50%, 01/31/21	43,580,000	43,734,913
2.25%, 02/15/21	50,841,000	50,792,344
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 02/15/21	83,494,000	85,509,597
1.13%, 02/28/21	76,137,000	74,475,964
2.00%, 02/28/21	67,088,000	66,717,182
2.50%, 02/28/21	80,858,000	81,180,169
2.38%, 03/15/21	59,310,000	59,417,731
1.25%, 03/31/21	47,381,000	46,451,888
2.25%, 03/31/21	56,449,000	56,426,950
2.38%, 04/15/21	83,842,000	84,002,479
1.38%, 04/30/21	76,664,000	75,274,465
2.63%, 05/15/21	79,598,000	80,167,001
3.13%, 05/15/21	53,181,000	54,097,126
1.38%, 05/31/21	77,915,000	76,452,572
2.63%, 06/15/21	72,428,000	73,007,990
1.13%, 06/30/21	73,187,000	71,418,790
2.63%, 07/15/21	63,036,000	63,542,011
1.13%, 07/31/21	144,492,000	140,786,571
2.75%, 08/15/21	206,636,000	208,960,655
2.75%, 09/15/21	88,027,000	89,070,601
1.13%, 09/30/21	85,732,000	83,438,036
2.88%, 10/15/21	111,033,000	112,733,193
1.25%, 10/31/21	144,106,000	140,500,536
2.00%, 10/31/21	78,835,000	78,342,281
2.88%, 11/15/21	75,920,000	77,115,147
1.75%, 11/30/21	193,682,000	191,208,015
2.63%, 12/15/21	107,634,000	108,725,056
2.00%, 12/31/21	97,657,000	97,071,440
2.50%, 01/15/22	102,982,000	103,692,012
1.50%, 01/31/22	17,896,000	17,534,235
1.88%, 01/31/22	94,870,000	93,925,006
2.00%, 02/15/22	34,844,000	34,628,266
2.50%, 02/15/22	39,766,000	40,061,915
1.75%, 02/28/22	35,810,000	35,321,110
1.88%, 02/28/22	39,852,000	39,446,475
2.38%, 03/15/22	70,000,000	70,311,718
1.75%, 03/31/22	70,000,000	69,021,093
1.88%, 03/31/22	35,000,000	34,653,418
Total Treasuries
(Cost $5,395,310,907)		5,419,118,850

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.39% (a)	3,042,649	3,042,649
Total Other Investment Company
(Cost $3,042,649)		3,042,649
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$5,419,118,850	$—	$5,419,118,850
Other Investment Company[1]	3,042,649	—	—	3,042,649
Total	$3,042,649	$5,419,118,850	$—	$5,422,161,499
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
7.25%, 08/15/22	2,554,000	2,966,132
7.63%, 11/15/22	1,447,000	1,716,447
7.13%, 02/15/23	6,933,000	8,181,617
6.25%, 08/15/23	6,823,000	7,953,592
7.50%, 11/15/24	6,215,000	7,912,350
7.63%, 02/15/25	2,399,000	3,096,912
6.88%, 08/15/25	3,579,000	4,541,765
6.00%, 02/15/26	6,488,000	7,992,532
6.75%, 08/15/26	3,914,000	5,076,963
6.50%, 11/15/26	5,370,000	6,917,546
6.63%, 02/15/27	3,871,000	5,053,772
6.38%, 08/15/27	2,759,000	3,592,035
6.13%, 11/15/27	8,045,000	10,376,636
5.50%, 08/15/28	5,872,000	7,389,889
5.25%, 11/15/28	5,841,000	7,253,336
Notes
1.75%, 04/30/22	29,712,000	29,281,408
1.88%, 04/30/22	26,865,000	26,579,559
1.75%, 05/15/22	17,739,000	17,481,230
1.75%, 05/31/22	32,138,000	31,667,228
1.88%, 05/31/22	33,867,000	33,498,564
1.75%, 06/30/22	32,538,000	32,053,108
2.13%, 06/30/22	27,181,000	27,093,405
1.88%, 07/31/22	26,530,000	26,226,356
2.00%, 07/31/22	45,436,000	45,102,329
1.63%, 08/15/22	24,118,000	23,644,590
1.63%, 08/31/22	32,969,000	32,312,840
1.88%, 08/31/22	28,259,000	27,928,392
1.75%, 09/30/22	29,967,000	29,482,377
1.88%, 09/30/22	31,001,000	30,638,312
1.88%, 10/31/22	18,372,000	18,147,374
2.00%, 10/31/22	47,992,000	47,616,125
1.63%, 11/15/22	28,454,000	27,859,356
2.00%, 11/30/22	49,120,000	48,724,737
2.13%, 12/31/22	78,822,000	78,512,562
1.75%, 01/31/23	27,228,000	26,746,192
2.38%, 01/31/23	34,223,000	34,402,136
2.00%, 02/15/23	43,466,000	43,092,464
1.50%, 02/28/23	38,000,000	36,960,937
2.63%, 02/28/23	32,296,000	32,769,717
1.50%, 03/31/23	20,819,000	20,235,092
2.50%, 03/31/23	28,343,000	28,633,073
1.63%, 04/30/23	43,841,000	42,798,064
2.75%, 04/30/23	32,474,000	33,119,674
1.75%, 05/15/23	38,695,000	37,955,109
1.63%, 05/31/23	34,222,000	33,391,849
2.75%, 05/31/23	29,806,000	30,412,599
1.38%, 06/30/23	24,940,000	24,071,971
2.63%, 06/30/23	18,255,000	18,542,374
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 07/31/23	39,861,000	38,243,204
2.75%, 07/31/23	62,508,000	63,822,866
2.50%, 08/15/23	32,550,000	32,906,016
1.38%, 08/31/23	21,122,000	20,356,337
2.75%, 08/31/23	28,737,000	29,356,642
1.38%, 09/30/23	18,694,000	18,001,746
2.88%, 09/30/23	34,610,000	35,545,552
2.88%, 10/31/23	46,387,000	47,661,737
2.75%, 11/15/23	53,628,000	54,811,587
2.13%, 11/30/23	26,217,000	26,078,746
2.88%, 11/30/23	64,357,000	66,182,125
2.25%, 12/31/23	16,279,000	16,280,908
2.63%, 12/31/23	53,577,000	54,495,762
2.25%, 01/31/24	26,508,000	26,510,589
2.50%, 01/31/24	22,064,000	22,324,286
2.75%, 02/15/24	63,059,000	64,516,008
2.13%, 02/29/24	27,214,000	27,057,732
2.38%, 02/29/24	39,646,000	39,910,049
2.13%, 03/31/24	39,212,000	38,998,325
2.00%, 04/30/24	38,065,000	37,604,800
2.50%, 05/15/24	78,964,000	79,886,275
2.00%, 05/31/24	24,809,000	24,503,733
2.00%, 06/30/24	25,241,000	24,914,149
2.13%, 07/31/24	33,707,000	33,470,656
2.38%, 08/15/24	60,721,000	61,040,023
1.88%, 08/31/24	27,593,000	27,050,302
2.13%, 09/30/24	30,611,000	30,377,232
2.25%, 10/31/24	21,822,000	21,790,887
2.25%, 11/15/24	81,969,000	81,824,914
2.13%, 11/30/24	21,916,000	21,736,648
2.25%, 12/31/24	19,476,000	19,442,906
2.50%, 01/31/25	28,293,000	28,624,006
2.00%, 02/15/25	59,139,000	58,184,922
2.75%, 02/28/25	23,433,000	24,029,352
2.63%, 03/31/25	37,581,000	38,279,038
2.88%, 04/30/25	27,212,000	28,105,425
2.13%, 05/15/25	55,080,000	54,516,290
2.88%, 05/31/25	30,262,000	31,254,381
2.75%, 06/30/25	22,952,000	23,547,766
2.88%, 07/31/25	40,640,000	41,999,694
2.00%, 08/15/25	74,575,000	73,204,393
2.75%, 08/31/25	20,283,000	20,812,259
3.00%, 09/30/25	31,024,000	32,309,193
3.00%, 10/31/25	34,284,000	35,712,946
2.25%, 11/15/25	63,983,000	63,704,324
2.88%, 11/30/25	27,127,000	28,061,080
2.63%, 12/31/25	33,299,000	33,944,818
2.63%, 01/31/26	40,513,000	41,300,313
1.63%, 02/15/26	55,035,000	52,597,121
2.50%, 02/28/26	25,187,000	25,476,749
2.25%, 03/31/26	14,000,000	13,939,844
1.63%, 05/15/26	63,233,000	60,326,999

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.50%, 08/15/26	61,718,000	58,217,459
2.00%, 11/15/26	58,499,000	57,086,798
2.25%, 02/15/27	81,026,000	80,421,470
2.38%, 05/15/27	88,460,000	88,568,847
2.25%, 08/15/27	57,614,000	57,074,994
2.25%, 11/15/27	2,769,000	2,740,174
2.75%, 02/15/28	72,483,000	74,562,639
2.88%, 05/15/28	96,039,000	99,773,642
2.88%, 08/15/28	81,815,000	85,018,888
3.13%, 11/15/28	70,543,000	74,840,336
2.63%, 02/15/29	43,189,000	43,987,828
Total Treasuries
(Cost $3,823,185,441)		3,885,929,357
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.39% (a)	185,670	185,670
Total Other Investment Company
(Cost $185,670)		185,670
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$3,885,929,357	$—	$3,885,929,357
Other Investment Company[1]	185,670	—	—	185,670
Total	$185,670	$3,885,929,357	$—	$3,886,115,027
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 24.4% of net assets

Financial Institutions 7.8%
Banking 5.7%
American Express Co.
3.00%, 02/22/21 (a)	250,000	251,340
3.38%, 05/17/21 (a)	350,000	354,613
3.70%, 11/05/21 (a)	250,000	255,621
2.65%, 12/02/22	500,000	497,400
3.40%, 02/27/23 (a)	500,000	507,899
3.00%, 10/30/24 (a)	750,000	746,693
4.20%, 11/06/25 (a)	250,000	264,605
4.05%, 12/03/42	500,000	516,261
American Express Credit Corp.
2.38%, 05/26/20 (a)	1,000,000	996,950
2.60%, 09/14/20 (a)	500,000	499,318
2.25%, 05/05/21 (a)	1,000,000	993,864
2.70%, 03/03/22 (a)	250,000	250,361
3.30%, 05/03/27 (a)	750,000	760,372
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	1,000,000	989,627
2.63%, 05/19/22	1,000,000	994,249
2.63%, 11/09/22	750,000	743,638
Banco Bilbao Vizcaya Argentaria S.A.
3.00%, 10/20/20	250,000	250,530
Banco Santander S.A.
3.85%, 04/12/23	600,000	605,457
5.18%, 11/19/25	400,000	422,549
3.80%, 02/23/28	600,000	582,326
Bank of America Corp.
5.63%, 07/01/20	3,750,000	3,882,562
5.88%, 01/05/21	800,000	842,295
2.63%, 04/19/21	1,250,000	1,247,354
5.00%, 05/13/21	3,250,000	3,399,861
2.33%, 10/01/21 (a)(b)	2,000,000	1,981,947
3.50%, 05/17/22 (a)(b)	250,000	253,007
2.50%, 10/21/22 (a)	1,750,000	1,728,856
3.30%, 01/11/23	2,900,000	2,938,478
3.12%, 01/20/23 (a)(b)	2,750,000	2,759,152
4.10%, 07/24/23	500,000	523,072
3.00%, 12/20/23 (a)(b)	500,000	498,244
4.13%, 01/22/24	500,000	524,213
3.95%, 04/21/25	500,000	509,059
3.88%, 08/01/25	2,500,000	2,590,812
3.25%, 10/21/27 (a)	1,000,000	979,986
3.71%, 04/24/28 (a)(b)	500,000	502,674
3.59%, 07/21/28 (a)(b)	1,000,000	997,921
3.42%, 12/20/28 (a)(b)	750,000	734,043
3.97%, 03/05/29 (a)(b)	1,000,000	1,019,071
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.97%, 02/07/30 (a)(b)	500,000	510,053
6.11%, 01/29/37	250,000	297,020
4.24%, 04/24/38 (a)(b)	2,000,000	2,048,617
7.75%, 05/14/38	900,000	1,250,968
5.88%, 02/07/42	1,000,000	1,250,314
5.00%, 01/21/44	750,000	844,003
4.75%, 04/21/45	500,000	524,354
4.44%, 01/20/48 (a)(b)	750,000	783,265
4.33%, 03/15/50 (a)(b)	750,000	773,689
Bank of Montreal
3.10%, 07/13/20	500,000	503,022
3.10%, 04/13/21	500,000	504,620
2.35%, 09/11/22	1,000,000	989,560
2.55%, 11/06/22 (a)	500,000	498,633
3.30%, 02/05/24	500,000	505,292
3.80%, 12/15/32 (a)(b)	250,000	241,984
Bank of New York Mellon Corp.
2.60%, 08/17/20 (a)	2,100,000	2,100,173
4.15%, 02/01/21	500,000	514,239
2.60%, 02/07/22 (a)	1,000,000	999,876
2.20%, 08/16/23 (a)	500,000	486,569
3.95%, 11/18/25 (a)	1,000,000	1,053,118
3.44%, 02/07/28 (a)(b)	500,000	508,342
3.00%, 10/30/28 (a)	500,000	487,038
Bank of Nova Scotia
2.15%, 07/14/20	1,000,000	994,736
2.50%, 01/08/21	500,000	498,579
2.45%, 03/22/21	500,000	497,726
3.13%, 04/20/21	250,000	251,891
2.70%, 03/07/22	500,000	500,769
4.65%, Perpetual (a)(b)(c)	350,000	322,205
Barclays Bank PLC
5.14%, 10/14/20	1,000,000	1,027,092
Barclays PLC
3.25%, 01/12/21	1,500,000	1,502,037
4.34%, 05/16/24 (a)(b)	500,000	505,770
3.65%, 03/16/25	1,000,000	978,299
4.38%, 01/12/26	500,000	503,628
4.97%, 05/16/29 (a)(b)	500,000	517,318
5.25%, 08/17/45	1,000,000	1,043,097
BB&T Corp.
3.20%, 09/03/21 (a)	750,000	758,613
3.95%, 03/22/22 (a)	100,000	102,793
3.75%, 12/06/23 (a)	1,000,000	1,038,213
3.70%, 06/05/25 (a)	230,000	238,824
BNP Paribas S.A.
2.38%, 05/21/20	1,000,000	996,853
5.00%, 01/15/21	200,000	207,797
3.25%, 03/03/23	350,000	355,307
4.25%, 10/15/24	300,000	307,969

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
BPCE S.A.
2.65%, 02/03/21	500,000	499,200
4.00%, 04/15/24	1,000,000	1,031,662
Branch Banking & Trust Co.
3.63%, 09/16/25 (a)	1,000,000	1,022,848
3.80%, 10/30/26 (a)	500,000	512,869
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	250,000	249,508
3.50%, 09/13/23	500,000	512,354
Capital One Financial Corp.
4.75%, 07/15/21	1,050,000	1,095,595
3.05%, 03/09/22 (a)	500,000	502,802
3.50%, 06/15/23	2,000,000	2,025,601
3.20%, 02/05/25 (a)	500,000	489,957
4.20%, 10/29/25 (a)	750,000	763,371
3.75%, 07/28/26 (a)	300,000	292,490
3.80%, 01/31/28 (a)	250,000	246,947
Capital One NA
2.25%, 09/13/21 (a)	1,250,000	1,230,635
Citibank NA
3.65%, 01/23/24 (a)	250,000	258,093
Citigroup, Inc.
2.65%, 10/26/20	2,000,000	1,995,746
2.70%, 03/30/21	250,000	249,876
2.90%, 12/08/21 (a)	1,000,000	1,000,184
4.50%, 01/14/22	1,850,000	1,930,332
2.75%, 04/25/22 (a)	2,000,000	1,992,481
3.14%, 01/24/23 (a)(b)	1,600,000	1,606,214
2.88%, 07/24/23 (a)(b)	1,500,000	1,491,110
4.04%, 06/01/24 (a)(b)	350,000	361,831
3.88%, 03/26/25	250,000	252,109
3.30%, 04/27/25	765,000	763,870
4.40%, 06/10/25	750,000	777,179
5.50%, 09/13/25	1,000,000	1,097,049
3.70%, 01/12/26	750,000	762,571
3.20%, 10/21/26 (a)	1,000,000	980,379
4.30%, 11/20/26	1,000,000	1,017,280
4.45%, 09/29/27	1,000,000	1,028,377
3.67%, 07/24/28 (a)(b)	2,750,000	2,745,249
4.13%, 07/25/28	350,000	351,812
3.98%, 03/20/30 (a)(b)	350,000	356,544
5.88%, 02/22/33	150,000	171,734
3.88%, 01/24/39 (a)(b)	1,500,000	1,462,247
6.68%, 09/13/43	200,000	255,797
5.30%, 05/06/44	500,000	551,709
4.65%, 07/30/45	700,000	745,525
4.75%, 05/18/46	500,000	518,863
4.65%, 07/23/48 (a)	700,000	751,502
Citizens Bank NA
2.20%, 05/26/20 (a)	250,000	248,136
2.55%, 05/13/21 (a)	250,000	248,321
3.25%, 02/14/22 (a)	250,000	252,417
3.70%, 03/29/23 (a)	250,000	256,647
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	250,000	256,258
Comerica, Inc.
4.00%, 02/01/29 (a)	750,000	780,108
Cooperatieve Rabobank UA
4.50%, 01/11/21	350,000	360,901
2.50%, 01/19/21	750,000	746,768
3.13%, 04/26/21	250,000	251,214
3.88%, 02/08/22	1,500,000	1,543,360
2.75%, 01/10/23	250,000	247,992
4.63%, 12/01/23	450,000	470,328
3.38%, 05/21/25	500,000	507,028
4.38%, 08/04/25	250,000	257,938
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 05/24/41	750,000	907,642
5.25%, 08/04/45	750,000	846,936
Credit Suisse AG
3.63%, 09/09/24	800,000	814,102
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	750,000	752,184
3.45%, 04/16/21	1,250,000	1,263,509
3.80%, 09/15/22	500,000	509,637
3.75%, 03/26/25	1,500,000	1,512,803
4.55%, 04/17/26	500,000	522,711
4.88%, 05/15/45	250,000	271,561
Credit Suisse USA, Inc.
7.13%, 07/15/32	250,000	336,002
Deutsche Bank AG
3.13%, 01/13/21	2,000,000	1,975,889
3.30%, 11/16/22	500,000	484,440
3.95%, 02/27/23	1,500,000	1,482,280
Discover Bank
4.65%, 09/13/28 (a)	1,000,000	1,045,640
Discover Financial Services
3.85%, 11/21/22	1,500,000	1,537,414
Fifth Third Bancorp
4.30%, 01/16/24 (a)	250,000	261,988
3.65%, 01/25/24 (a)	500,000	512,336
8.25%, 03/01/38	450,000	627,449
Fifth Third Bank
2.25%, 06/14/21 (a)	500,000	494,867
3.85%, 03/15/26 (a)	500,000	509,320
Goldman Sachs Capital I
6.35%, 02/15/34	350,000	421,995
Goldman Sachs Group, Inc.
6.00%, 06/15/20	250,000	259,328
2.75%, 09/15/20 (a)	3,000,000	2,997,567
2.63%, 04/25/21 (a)	700,000	697,403
5.25%, 07/27/21	1,262,000	1,326,181
2.35%, 11/15/21 (a)	1,500,000	1,477,527
5.75%, 01/24/22	1,100,000	1,180,232
3.00%, 04/26/22 (a)	600,000	598,969
2.88%, 10/31/22 (a)(b)	1,000,000	991,518
3.63%, 01/22/23	1,000,000	1,017,793
3.63%, 02/20/24 (a)	600,000	606,481
3.85%, 07/08/24 (a)	650,000	662,983
3.50%, 01/23/25 (a)	1,000,000	998,285
4.25%, 10/21/25	1,000,000	1,024,577
5.95%, 01/15/27	265,000	296,453
3.85%, 01/26/27 (a)	2,250,000	2,260,661
3.69%, 06/05/28 (a)(b)	1,000,000	991,319
3.81%, 04/23/29 (a)(b)	500,000	495,777
6.45%, 05/01/36	500,000	595,458
6.75%, 10/01/37	1,500,000	1,830,786
4.41%, 04/23/39 (a)(b)	1,000,000	1,003,719
6.25%, 02/01/41	1,000,000	1,235,180
4.80%, 07/08/44 (a)	500,000	529,677
5.15%, 05/22/45	500,000	529,559
4.75%, 10/21/45 (a)	500,000	532,545
HSBC Bank USA NA
4.88%, 08/24/20	500,000	513,826
5.88%, 11/01/34	250,000	299,122
HSBC Holdings PLC
3.40%, 03/08/21	250,000	252,296
5.10%, 04/05/21	850,000	886,546
2.95%, 05/25/21	1,000,000	1,001,001
4.25%, 03/14/24	1,200,000	1,227,977
4.30%, 03/08/26	1,850,000	1,921,381
3.90%, 05/25/26	2,200,000	2,229,582
4.29%, 09/12/26 (a)(b)	1,000,000	1,032,073

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.58%, 06/19/29 (a)(b)	1,500,000	1,578,014
6.50%, 05/02/36	500,000	614,251
6.50%, 09/15/37	500,000	621,981
6.80%, 06/01/38	750,000	963,229
5.25%, 03/14/44	595,000	651,736
HSBC USA, Inc.
2.75%, 08/07/20	2,500,000	2,502,876
5.00%, 09/27/20	400,000	411,665
Huntington Bancshares, Inc.
4.00%, 05/15/25 (a)	250,000	260,227
Huntington National Bank
2.40%, 04/01/20 (a)	1,000,000	996,308
3.25%, 05/14/21 (a)	250,000	252,451
3.55%, 10/06/23 (a)	500,000	512,182
ING Groep N.V.
3.15%, 03/29/22	1,750,000	1,751,663
4.55%, 10/02/28	250,000	263,068
JPMorgan Chase & Co.
4.25%, 10/15/20	500,000	511,487
2.55%, 10/29/20 (a)	2,250,000	2,244,841
4.63%, 05/10/21	5,250,000	5,448,264
2.30%, 08/15/21 (a)	2,000,000	1,977,543
4.35%, 08/15/21	2,250,000	2,329,757
3.20%, 01/25/23	1,291,000	1,309,498
3.38%, 05/01/23	2,000,000	2,021,641
2.70%, 05/18/23 (a)	250,000	247,700
3.88%, 02/01/24	1,200,000	1,249,860
3.56%, 04/23/24 (a)(b)	250,000	254,385
3.80%, 07/23/24 (a)(b)	1,500,000	1,540,917
4.02%, 12/05/24 (a)(b)	350,000	363,394
3.13%, 01/23/25 (a)	1,000,000	1,001,299
3.22%, 03/01/25 (a)(b)	250,000	250,119
3.30%, 04/01/26 (a)	1,575,000	1,578,418
2.95%, 10/01/26 (a)	500,000	488,882
4.13%, 12/15/26	500,000	516,593
3.78%, 02/01/28 (a)(b)	2,450,000	2,497,933
3.54%, 05/01/28 (a)(b)	1,750,000	1,752,726
3.51%, 01/23/29 (a)(b)	600,000	596,429
4.01%, 04/23/29 (a)(b)	500,000	513,988
4.20%, 07/23/29 (a)(b)	650,000	678,637
4.45%, 12/05/29 (a)(b)	500,000	532,637
6.40%, 05/15/38	1,150,000	1,493,531
3.88%, 07/24/38 (a)(b)	500,000	490,945
5.50%, 10/15/40	500,000	597,798
5.40%, 01/06/42 (d)	600,000	712,173
4.85%, 02/01/44	500,000	554,669
4.26%, 02/22/48 (a)(b)	500,000	513,216
4.03%, 07/24/48 (a)(b)	500,000	494,423
3.96%, 11/15/48 (a)(b)	1,000,000	976,416
3.90%, 01/23/49 (a)(b)	500,000	484,920
JPMorgan Chase Bank NA
3.09%, 04/26/21 (a)(b)	250,000	250,529
KeyCorp
2.90%, 09/15/20	400,000	401,088
4.10%, 04/30/28	1,750,000	1,823,714
Lloyds Bank PLC
6.38%, 01/21/21	500,000	529,715
Lloyds Banking Group PLC
3.10%, 07/06/21	1,250,000	1,250,842
4.50%, 11/04/24	1,000,000	1,016,761
4.65%, 03/24/26	1,500,000	1,518,890
4.38%, 03/22/28	1,500,000	1,537,379
4.34%, 01/09/48	500,000	449,291
Manufacturers & Traders Trust Co.
2.63%, 01/25/21 (a)	250,000	250,269
2.50%, 05/18/22 (a)	250,000	248,406
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	1,150,000	1,152,394
2.19%, 09/13/21	2,500,000	2,457,152
3.46%, 03/02/23	250,000	253,566
3.41%, 03/07/24	500,000	509,426
3.78%, 03/02/25	250,000	257,721
3.85%, 03/01/26	750,000	776,711
3.29%, 07/25/27	1,100,000	1,099,682
3.96%, 03/02/28	250,000	261,753
3.74%, 03/07/29	1,000,000	1,026,743
4.15%, 03/07/39	150,000	155,016
Mizuho Financial Group, Inc.
2.95%, 02/28/22	500,000	499,372
2.60%, 09/11/22	750,000	740,785
3.66%, 02/28/27	600,000	616,658
3.17%, 09/11/27	700,000	692,224
4.25%, 09/11/29 (a)(b)	500,000	530,737
Morgan Stanley
2.80%, 06/16/20	500,000	500,483
5.75%, 01/25/21	1,000,000	1,050,540
5.50%, 07/28/21	1,500,000	1,587,750
2.63%, 11/17/21	1,250,000	1,244,844
4.88%, 11/01/22	1,000,000	1,055,978
3.13%, 01/23/23	2,000,000	2,007,245
4.10%, 05/22/23	750,000	772,715
3.74%, 04/24/24 (a)(b)	250,000	255,100
3.88%, 04/29/24	1,000,000	1,029,119
3.70%, 10/23/24	250,000	254,535
4.00%, 07/23/25	2,000,000	2,060,326
5.00%, 11/24/25	1,000,000	1,072,812
4.35%, 09/08/26	2,000,000	2,053,766
3.63%, 01/20/27	1,000,000	1,003,284
3.59%, 07/22/28 (a)(b)	2,000,000	1,986,578
3.77%, 01/24/29 (a)(b)	500,000	502,248
4.43%, 01/23/30 (a)(b)	850,000	895,992
7.25%, 04/01/32	500,000	669,150
6.38%, 07/24/42	500,000	646,618
4.30%, 01/27/45	850,000	865,583
4.38%, 01/22/47	300,000	309,710
National Australia Bank Ltd.
1.88%, 07/12/21	250,000	244,879
2.50%, 05/22/22	1,000,000	989,518
3.00%, 01/20/23	250,000	250,284
2.88%, 04/12/23	500,000	498,843
3.63%, 06/20/23	250,000	256,264
3.38%, 01/14/26	1,000,000	1,005,459
PNC Bank NA
2.60%, 07/21/20 (a)	250,000	249,835
2.45%, 11/05/20 (a)	250,000	249,088
2.50%, 01/22/21 (a)	250,000	249,848
2.15%, 04/29/21 (a)	500,000	495,879
2.55%, 12/09/21 (a)	750,000	745,602
2.63%, 02/17/22 (a)	350,000	349,686
2.95%, 01/30/23 (a)	1,000,000	996,823
3.50%, 06/08/23 (a)	250,000	257,245
3.80%, 07/25/23 (a)	1,000,000	1,028,754
3.25%, 06/01/25 (a)	250,000	253,269
3.10%, 10/25/27 (a)	300,000	299,424
4.05%, 07/26/28	1,000,000	1,048,524
PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	250,000	256,102
Regions Bank
6.45%, 06/26/37	250,000	306,640
Regions Financial Corp.
3.20%, 02/08/21 (a)	800,000	806,363
2.75%, 08/14/22 (a)	750,000	744,584

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Royal Bank of Canada
2.35%, 10/30/20	250,000	249,039
2.50%, 01/19/21	500,000	500,081
3.20%, 04/30/21	750,000	758,661
2.75%, 02/01/22	1,500,000	1,504,902
3.70%, 10/05/23	250,000	258,435
4.65%, 01/27/26	250,000	265,282
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	1,500,000	1,596,576
5.13%, 05/28/24	1,000,000	1,027,021
4.52%, 06/25/24 (a)(b)	350,000	358,075
4.80%, 04/05/26	800,000	831,793
4.89%, 05/18/29 (a)(b)	1,000,000	1,039,085
5.08%, 01/27/30 (a)(b)	250,000	263,408
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	1,000,000	1,012,331
4.50%, 07/17/25 (a)	500,000	515,741
4.40%, 07/13/27 (a)	500,000	496,038
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(b)	2,750,000	2,696,357
Santander UK PLC
3.40%, 06/01/21	600,000	604,806
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250,000	243,635
State Street Corp.
3.10%, 05/15/23	250,000	253,683
3.78%, 12/03/24 (a)(b)	250,000	259,753
3.55%, 08/18/25	571,000	592,602
2.65%, 05/19/26	750,000	734,245
4.14%, 12/03/29 (a)(b)	500,000	536,452
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	500,000	509,107
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	3,000,000	3,005,182
2.85%, 01/11/22	500,000	500,660
3.10%, 01/17/23	1,000,000	1,003,867
3.94%, 10/16/23	250,000	259,479
2.63%, 07/14/26	1,350,000	1,293,482
3.01%, 10/19/26	1,000,000	981,604
3.94%, 07/19/28	250,000	262,111
4.31%, 10/16/28	150,000	161,703
SunTrust Bank
2.45%, 08/01/22 (a)	500,000	493,698
3.69%, 08/02/24 (a)(b)	500,000	513,000
SunTrust Banks, Inc.
4.00%, 05/01/25 (a)	1,000,000	1,047,199
Svenska Handelsbanken AB
2.40%, 10/01/20	800,000	797,315
2.45%, 03/30/21	500,000	497,842
3.35%, 05/24/21	500,000	505,847
Synchrony Bank
3.00%, 06/15/22 (a)	750,000	740,461
Synchrony Financial
3.95%, 12/01/27 (a)	1,000,000	943,291
Synovus Financial Corp.
3.13%, 11/01/22 (a)	750,000	741,938
Toronto-Dominion Bank
2.50%, 12/14/20	1,500,000	1,497,278
3.50%, 07/19/23	2,000,000	2,056,827
UBS AG
4.88%, 08/04/20	1,000,000	1,028,684
US Bancorp
3.00%, 03/15/22 (a)	600,000	606,264
2.95%, 07/15/22 (a)	1,500,000	1,506,774
3.38%, 02/05/24 (a)	250,000	256,004
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.60%, 09/11/24 (a)	1,000,000	1,031,877
3.15%, 04/27/27 (a)	500,000	503,429
3.90%, 04/26/28 (a)	1,250,000	1,328,523
US Bank NA
3.00%, 02/04/21 (a)	250,000	251,684
2.80%, 01/27/25 (a)	500,000	498,545
Wachovia Corp.
5.50%, 08/01/35	750,000	856,556
Wells Fargo & Co.
2.60%, 07/22/20	1,250,000	1,248,339
2.55%, 12/07/20	750,000	747,852
2.50%, 03/04/21	250,000	248,881
4.60%, 04/01/21	1,100,000	1,136,603
2.10%, 07/26/21	2,500,000	2,461,436
3.50%, 03/08/22	500,000	509,555
2.63%, 07/22/22	1,750,000	1,737,915
3.07%, 01/24/23 (a)	1,000,000	1,001,754
3.45%, 02/13/23	500,000	505,647
4.48%, 01/16/24	250,000	263,288
3.75%, 01/24/24 (a)	750,000	772,241
3.30%, 09/09/24	650,000	655,466
3.00%, 04/22/26	1,000,000	978,043
4.10%, 06/03/26	2,000,000	2,046,585
3.00%, 10/23/26	1,000,000	976,025
4.30%, 07/22/27	1,000,000	1,042,042
3.58%, 05/22/28 (a)(b)	250,000	251,174
4.15%, 01/24/29 (a)	500,000	523,141
5.38%, 02/07/35	1,000,000	1,168,009
5.38%, 11/02/43	400,000	450,357
5.61%, 01/15/44	700,000	809,200
4.65%, 11/04/44	1,250,000	1,285,887
3.90%, 05/01/45	500,000	496,862
4.40%, 06/14/46	500,000	499,107
4.75%, 12/07/46	700,000	735,628
Wells Fargo Bank NA
2.60%, 01/15/21	250,000	249,374
3.33%, 07/23/21 (a)(b)	500,000	503,559
3.63%, 10/22/21 (a)	250,000	254,800
Westpac Banking Corp.
2.60%, 11/23/20	500,000	499,347
2.00%, 08/19/21	500,000	491,676
2.50%, 06/28/22	250,000	247,629
2.75%, 01/11/23	1,250,000	1,242,595
3.65%, 05/15/23	250,000	256,870
2.85%, 05/13/26	600,000	582,869
2.70%, 08/19/26	250,000	240,523
3.35%, 03/08/27	250,000	251,970
3.40%, 01/25/28	500,000	506,202
4.32%, 11/23/31 (a)(b)	500,000	495,873
		335,165,309
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
3.70%, 10/15/24	475,000	491,291
2.88%, 09/15/26 (a)	250,000	244,828
BlackRock, Inc.
4.25%, 05/24/21	150,000	155,648
3.50%, 03/18/24	1,250,000	1,300,161
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	253,658
3.90%, 01/25/28 (a)	500,000	484,019
4.85%, 03/29/29 (a)	250,000	257,285
4.70%, 09/20/47 (a)	250,000	240,671

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
CME Group, Inc.
3.00%, 03/15/25 (a)	1,050,000	1,056,332
5.30%, 09/15/43 (a)	500,000	613,140
4.15%, 06/15/48 (a)	200,000	211,204
E*TRADE Financial Corp.
4.50%, 06/20/28 (a)	250,000	254,197
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	1,000,000	1,001,768
3.45%, 09/21/23 (a)	150,000	153,846
4.00%, 10/15/23	500,000	525,507
3.75%, 09/21/28 (a)	500,000	520,002
4.25%, 09/21/48 (a)	250,000	263,265
Invesco Finance PLC
3.75%, 01/15/26	650,000	657,602
Jefferies Group LLC
5.13%, 01/20/23	700,000	741,949
6.25%, 01/15/36	150,000	155,583
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	700,000	704,237
Lazard Group LLC
4.38%, 03/11/29 (a)	150,000	151,892
Legg Mason, Inc.
4.75%, 03/15/26	250,000	258,579
Nasdaq, Inc.
3.85%, 06/30/26 (a)	300,000	304,414
Raymond James Financial, Inc.
3.63%, 09/15/26	200,000	198,129
4.95%, 07/15/46	700,000	741,437
Stifel Financial Corp.
4.25%, 07/18/24	100,000	102,983
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	300,000	302,764
3.30%, 04/01/27 (a)	450,000	452,193
		12,798,584
Finance Companies 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/30/20	250,000	255,968
4.50%, 05/15/21	650,000	664,298
5.00%, 10/01/21	250,000	259,504
3.95%, 02/01/22 (a)	750,000	760,014
3.65%, 07/21/27 (a)	1,050,000	982,004
Air Lease Corp.
2.50%, 03/01/21	350,000	347,374
3.38%, 06/01/21 (a)	250,000	251,259
3.50%, 01/15/22	250,000	252,405
3.75%, 02/01/22 (a)	250,000	252,268
4.25%, 09/15/24 (a)	750,000	771,271
3.63%, 04/01/27 (a)	800,000	753,531
Aircastle Ltd.
5.50%, 02/15/22	250,000	262,374
5.00%, 04/01/23	250,000	259,956
4.40%, 09/25/23 (a)	250,000	254,720
4.13%, 05/01/24 (a)	150,000	150,249
GATX Corp.
4.55%, 11/07/28 (a)	200,000	205,802
4.70%, 04/01/29 (a)	405,000	422,301
5.20%, 03/15/44 (a)	250,000	260,407
GE Capital International Funding Co.
2.34%, 11/15/20	1,450,000	1,432,575
3.37%, 11/15/25	1,000,000	971,270
4.42%, 11/15/35	2,150,000	1,990,832
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Lease Finance Corp.
8.25%, 12/15/20	250,000	270,109
4.63%, 04/15/21	500,000	511,778
5.88%, 08/15/22	250,000	269,676
		12,811,945
Financial Other 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	202,863
ORIX Corp.
2.90%, 07/18/22	500,000	500,176
		703,039
Insurance 1.1%
Aetna, Inc.
2.75%, 11/15/22 (a)	250,000	246,795
3.50%, 11/15/24 (a)	1,250,000	1,251,535
4.50%, 05/15/42 (a)	500,000	474,001
4.75%, 03/15/44 (a)	300,000	293,145
Aflac, Inc.
3.63%, 06/15/23	750,000	779,822
4.75%, 01/15/49 (a)	250,000	276,484
Alleghany Corp.
4.95%, 06/27/22	500,000	530,420
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	500,000	498,373
Allstate Corp.
3.28%, 12/15/26 (a)	250,000	253,743
4.50%, 06/15/43	800,000	871,930
American Financial Group, Inc.
4.50%, 06/15/47 (a)	700,000	660,499
American International Group, Inc.
3.30%, 03/01/21 (a)	700,000	704,629
4.88%, 06/01/22	350,000	370,441
3.75%, 07/10/25 (a)	500,000	500,809
4.20%, 04/01/28 (a)	500,000	508,778
3.88%, 01/15/35 (a)	250,000	229,277
4.50%, 07/16/44 (a)	700,000	671,415
4.80%, 07/10/45 (a)	500,000	501,148
5.75%, 04/01/48 (a)(b)	250,000	244,056
4.38%, 01/15/55 (a)	750,000	673,692
Anthem, Inc.
4.35%, 08/15/20	250,000	255,111
2.50%, 11/21/20	250,000	248,818
3.13%, 05/15/22	250,000	252,179
2.95%, 12/01/22 (a)	250,000	249,929
3.30%, 01/15/23	750,000	759,192
3.50%, 08/15/24 (a)	250,000	253,266
4.10%, 03/01/28 (a)	250,000	257,480
4.63%, 05/15/42	750,000	775,368
4.65%, 01/15/43	500,000	516,745
4.65%, 08/15/44 (a)	500,000	518,917
4.38%, 12/01/47 (a)	250,000	248,928
Aon Corp.
8.21%, 01/01/27	100,000	117,594
Aon PLC
4.00%, 11/27/23 (a)	500,000	519,691
3.50%, 06/14/24 (a)	500,000	507,430
3.88%, 12/15/25 (a)	750,000	774,912
4.75%, 05/15/45 (a)	250,000	259,907
Arch Capital Finance LLC
5.03%, 12/15/46 (a)	500,000	555,777
Assurant, Inc.
6.75%, 02/15/34	151,000	174,144

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	200,000	214,573
Athene Holding Ltd.
4.13%, 01/12/28 (a)	300,000	288,669
AXA Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	250,000	256,259
4.35%, 04/20/28 (a)	250,000	254,024
5.00%, 04/20/48 (a)	500,000	489,813
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	309,720
3.00%, 05/15/22	250,000	254,259
5.75%, 01/15/40	100,000	124,137
4.40%, 05/15/42	250,000	267,525
4.30%, 05/15/43	350,000	370,935
4.20%, 08/15/48 (a)	500,000	518,780
4.25%, 01/15/49 (a)	250,000	262,056
Berkshire Hathaway, Inc.
3.00%, 02/11/23	250,000	254,426
2.75%, 03/15/23 (a)	950,000	956,200
3.13%, 03/15/26 (a)	2,000,000	2,022,296
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	500,000	453,865
4.70%, 06/22/47 (a)	550,000	439,229
Chubb Corp.
6.00%, 05/11/37	250,000	321,748
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	500,000	504,273
2.70%, 03/13/23	750,000	748,306
3.15%, 03/15/25	400,000	403,841
3.35%, 05/03/26 (a)	750,000	763,916
4.35%, 11/03/45 (a)	750,000	818,106
Cigna Holding Co.
4.00%, 02/15/22 (a)	400,000	411,225
3.05%, 10/15/27 (a)	300,000	283,699
3.88%, 10/15/47 (a)	250,000	222,571
Cincinnati Financial Corp.
6.92%, 05/15/28	350,000	434,216
CNA Financial Corp.
4.50%, 03/01/26 (a)	350,000	364,950
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	150,000	149,616
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	300,000	320,228
5.95%, 10/15/36	300,000	358,052
6.10%, 10/01/41	150,000	183,124
4.40%, 03/15/48 (a)	150,000	151,332
Humana, Inc.
3.85%, 10/01/24 (a)	600,000	611,631
4.95%, 10/01/44 (a)	250,000	267,344
4.80%, 03/15/47 (a)	250,000	263,737
Lincoln National Corp.
4.00%, 09/01/23	500,000	522,822
3.80%, 03/01/28 (a)	750,000	760,767
6.15%, 04/07/36	150,000	179,378
7.00%, 06/15/40	150,000	198,973
Loews Corp.
3.75%, 04/01/26 (a)	250,000	257,840
Manulife Financial Corp.
4.15%, 03/04/26	350,000	368,571
5.38%, 03/04/46	300,000	354,382
Markel Corp.
3.50%, 11/01/27 (a)	500,000	476,481
Marsh & McLennan Cos., Inc.
3.50%, 12/29/20	500,000	506,837
3.50%, 06/03/24 (a)	500,000	510,044
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 03/14/26 (a)	250,000	257,699
4.38%, 03/15/29 (a)	500,000	529,559
4.75%, 03/15/39 (a)	250,000	270,994
4.35%, 01/30/47 (a)	150,000	152,254
4.90%, 03/15/49 (a)	500,000	548,236
MetLife, Inc.
4.75%, 02/08/21	258,000	267,436
3.60%, 04/10/24	1,065,000	1,100,980
5.70%, 06/15/35	500,000	602,103
6.40%, 12/15/36 (a)	1,000,000	1,073,935
5.88%, 02/06/41	250,000	311,505
4.13%, 08/13/42	250,000	252,675
4.60%, 05/13/46 (a)	750,000	814,436
Principal Financial Group, Inc.
3.13%, 05/15/23	250,000	251,015
4.63%, 09/15/42	200,000	207,088
4.35%, 05/15/43	250,000	254,938
Prudential Financial, Inc.
4.50%, 11/16/21	250,000	260,982
3.88%, 03/27/28 (a)	500,000	525,225
6.63%, 12/01/37	500,000	649,730
5.88%, 09/15/42 (a)(b)	750,000	794,422
5.63%, 06/15/43 (a)(b)	700,000	729,032
4.60%, 05/15/44	300,000	318,755
5.38%, 05/15/45 (a)(b)	300,000	303,842
3.91%, 12/07/47 (a)	350,000	337,720
4.42%, 03/27/48 (a)	250,000	260,160
4.35%, 02/25/50 (a)	250,000	258,843
Reinsurance Group of America, Inc.
4.70%, 09/15/23	445,000	476,050
The Progressive Corp.
4.00%, 03/01/29 (a)	500,000	534,539
3.70%, 01/26/45	300,000	292,126
4.20%, 03/15/48 (a)	300,000	314,157
Torchmark Corp.
4.55%, 09/15/28 (a)	250,000	264,170
Travelers Cos., Inc.
6.25%, 06/15/37	750,000	988,916
4.60%, 08/01/43	200,000	222,346
4.00%, 05/30/47 (a)	150,000	153,519
4.10%, 03/04/49 (a)	500,000	518,034
Travelers Property Casualty Corp.
6.38%, 03/15/33	300,000	389,243
UnitedHealth Group, Inc.
2.70%, 07/15/20	1,000,000	1,002,263
1.95%, 10/15/20	250,000	247,408
2.88%, 03/15/22 (a)	1,000,000	1,006,910
3.35%, 07/15/22	500,000	510,988
2.38%, 10/15/22	250,000	247,552
2.88%, 03/15/23	500,000	503,156
3.50%, 02/15/24	250,000	257,486
3.75%, 07/15/25	750,000	783,594
3.10%, 03/15/26	250,000	249,928
3.88%, 12/15/28	250,000	262,015
6.63%, 11/15/37	500,000	673,158
6.88%, 02/15/38	750,000	1,033,190
4.75%, 07/15/45	1,000,000	1,131,431
4.20%, 01/15/47 (a)	1,250,000	1,297,451
4.25%, 04/15/47 (a)	250,000	262,012
4.45%, 12/15/48 (a)	250,000	271,508
Unum Group
5.63%, 09/15/20	350,000	362,961
Voya Financial, Inc.
3.65%, 06/15/26	1,000,000	993,644
5.70%, 07/15/43	200,000	232,587

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Willis North America, Inc.
4.50%, 09/15/28 (a)	300,000	312,179
5.05%, 09/15/48 (a)	200,000	208,426
XLIT Ltd.
6.25%, 05/15/27	200,000	236,303
5.25%, 12/15/43	250,000	283,862
5.50%, 03/31/45	200,000	221,279
		65,319,111
REITs 0.6%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	250,000	259,390
4.85%, 04/15/49 (a)	150,000	157,447
American Homes 4 Rent LP
4.90%, 02/15/29 (a)	100,000	103,788
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	700,000	716,460
3.45%, 06/01/25 (a)	150,000	152,842
3.35%, 05/15/27 (a)	250,000	251,356
3.20%, 01/15/28 (a)	500,000	496,069
4.35%, 04/15/48 (a)	150,000	159,105
Boston Properties LP
3.85%, 02/01/23 (a)	1,000,000	1,028,989
3.13%, 09/01/23 (a)	500,000	503,297
3.80%, 02/01/24 (a)	100,000	102,769
2.75%, 10/01/26 (a)	150,000	142,259
4.50%, 12/01/28 (a)	250,000	265,473
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	249,064
Corporate Office Properties LP
3.60%, 05/15/23 (a)	150,000	148,476
Digital Realty Trust LP
5.25%, 03/15/21 (a)	1,000,000	1,036,736
Duke Realty LP
3.75%, 12/01/24 (a)	1,000,000	1,021,526
EPR Properties
4.50%, 06/01/27 (a)	250,000	252,140
ERP Operating LP
4.75%, 07/15/20 (a)	50,000	51,041
3.38%, 06/01/25 (a)	250,000	254,002
2.85%, 11/01/26 (a)	750,000	730,948
3.25%, 08/01/27 (a)	250,000	250,257
4.50%, 07/01/44 (a)	150,000	161,956
4.50%, 06/01/45 (a)	250,000	270,280
Essex Portfolio LP
3.88%, 05/01/24 (a)	500,000	512,267
3.50%, 04/01/25 (a)	500,000	501,662
Federal Realty Investment Trust
4.50%, 12/01/44 (a)	850,000	894,619
HCP, Inc.
4.25%, 11/15/23 (a)	1,000,000	1,042,552
3.40%, 02/01/25 (a)	300,000	298,346
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (a)	450,000	445,503
3.75%, 07/01/27 (a)	1,000,000	981,072
Highwoods Realty LP
4.20%, 04/15/29 (a)	400,000	406,100
Hospitality Properties Trust
4.38%, 02/15/30 (a)	1,250,000	1,158,560
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	250,000	251,090
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	150,000	153,106
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kilroy Realty LP
3.80%, 01/15/23 (a)	250,000	254,161
4.38%, 10/01/25 (a)	1,000,000	1,033,022
4.25%, 08/15/29 (a)	200,000	204,136
Kimco Realty Corp.
3.20%, 05/01/21 (a)	250,000	250,831
3.40%, 11/01/22 (a)	600,000	605,717
2.80%, 10/01/26 (a)	1,000,000	941,835
Life Storage LP
3.88%, 12/15/27 (a)	1,000,000	980,625
Mid-America Apartments LP
3.75%, 06/15/24 (a)	250,000	254,850
4.20%, 06/15/28 (a)	350,000	362,075
National Retail Properties, Inc.
4.30%, 10/15/28 (a)	200,000	208,730
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	174,650
4.25%, 05/15/24 (a)	250,000	238,691
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	1,100,000	1,142,866
Prologis LP
4.25%, 08/15/23 (a)	1,100,000	1,163,278
3.75%, 11/01/25 (a)	1,000,000	1,046,191
Realty Income Corp.
3.88%, 07/15/24 (a)	1,150,000	1,193,842
3.00%, 01/15/27 (a)	500,000	486,439
3.65%, 01/15/28 (a)	1,000,000	1,017,040
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	248,882
Senior Housing Properties Trust
4.75%, 02/15/28 (a)	600,000	556,757
Simon Property Group LP
4.38%, 03/01/21 (a)	1,000,000	1,028,135
3.38%, 03/15/22 (a)	500,000	508,838
2.75%, 02/01/23 (a)	150,000	150,070
3.30%, 01/15/26 (a)	250,000	251,119
3.38%, 06/15/27 (a)	750,000	755,257
6.75%, 02/01/40 (a)	300,000	404,781
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	250,000	249,073
Tanger Properties LP
3.88%, 07/15/27 (a)	250,000	241,872
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	143,683
4.40%, 01/26/29 (a)	150,000	157,735
Ventas Realty LP
3.75%, 05/01/24 (a)	150,000	153,603
4.00%, 03/01/28 (a)	1,000,000	1,013,122
4.40%, 01/15/29 (a)	150,000	156,342
4.38%, 02/01/45 (a)	100,000	96,612
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (a)	250,000	249,506
VEREIT Operating Partnership LP
3.95%, 08/15/27 (a)	750,000	739,559
Welltower, Inc.
3.75%, 03/15/23 (a)	750,000	769,645
4.50%, 01/15/24 (a)	400,000	421,950
4.13%, 03/15/29 (a)	750,000	765,752
6.50%, 03/15/41 (a)	150,000	183,433
WP Carey, Inc.
4.00%, 02/01/25 (a)	400,000	403,079
		36,618,331
		463,416,319

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial 14.9%
Basic Industry 0.8%
Airgas, Inc.
3.65%, 07/15/24 (a)	250,000	257,992
Albemarle Corp.
4.15%, 12/01/24 (a)	100,000	103,331
5.45%, 12/01/44 (a)	100,000	103,477
ArcelorMittal
6.25%, 02/25/22 (e)(f)	1,000,000	1,079,459
Barrick North America Finance LLC
5.70%, 05/30/41	550,000	629,424
5.75%, 05/01/43	150,000	174,198
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500,000	585,344
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	250,000	262,848
5.00%, 09/30/43	1,050,000	1,234,677
Celanese US Holdings LLC
4.63%, 11/15/22	250,000	258,858
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	193,500
Dow Chemical Co.
4.13%, 11/15/21 (a)	1,000,000	1,029,390
3.00%, 11/15/22 (a)	1,000,000	1,001,216
3.50%, 10/01/24 (a)	250,000	253,814
7.38%, 11/01/29	750,000	949,028
4.25%, 10/01/34 (a)	500,000	489,676
5.25%, 11/15/41 (a)	200,000	208,064
4.38%, 11/15/42 (a)	250,000	239,423
4.63%, 10/01/44 (a)	250,000	245,566
5.55%, 11/30/48 (a)(g)	450,000	502,439
DowDuPont, Inc.
3.77%, 11/15/20	750,000	763,979
4.21%, 11/15/23 (a)	500,000	523,157
4.49%, 11/15/25 (a)	500,000	533,054
4.73%, 11/15/28 (a)	500,000	540,669
5.32%, 11/15/38 (a)	500,000	556,732
5.42%, 11/15/48 (a)	500,000	571,142
Eastman Chemical Co.
3.60%, 08/15/22 (a)	549,000	559,666
4.80%, 09/01/42 (a)	250,000	247,756
4.65%, 10/15/44 (a)	250,000	244,612
Ecolab, Inc.
4.35%, 12/08/21	163,000	170,168
2.38%, 08/10/22 (a)	200,000	197,492
3.25%, 12/01/27 (a)	1,000,000	1,006,035
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200,000	210,250
5.50%, 01/17/27	200,000	210,400
Georgia-Pacific LLC
8.00%, 01/15/24	250,000	305,787
7.75%, 11/15/29	250,000	339,905
Goldcorp, Inc.
3.70%, 03/15/23 (a)	800,000	813,406
5.45%, 06/09/44 (a)	250,000	274,873
Huntsman International LLC
5.13%, 11/15/22 (a)	150,000	157,125
4.50%, 05/01/29 (a)	250,000	249,594
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	250,000	262,745
5.00%, 09/26/48 (a)	500,000	525,647
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Paper Co.
4.75%, 02/15/22 (a)	325,000	340,080
3.65%, 06/15/24 (a)	200,000	205,712
3.00%, 02/15/27 (a)	250,000	240,902
4.80%, 06/15/44 (a)	600,000	592,207
4.40%, 08/15/47 (a)	300,000	281,094
4.35%, 08/15/48 (a)	1,100,000	1,027,016
Kinross Gold Corp.
5.95%, 03/15/24 (a)	250,000	268,750
4.50%, 07/15/27 (a)	250,000	238,125
LYB International Finance BV
4.00%, 07/15/23	150,000	153,617
5.25%, 07/15/43	250,000	255,884
4.88%, 03/15/44 (a)	150,000	147,363
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	240,641
LyondellBasell Industries NV
6.00%, 11/15/21 (a)	250,000	267,486
5.75%, 04/15/24 (a)	450,000	491,486
4.63%, 02/26/55 (a)	500,000	450,185
Mosaic Co.
3.25%, 11/15/22 (a)	500,000	501,602
4.25%, 11/15/23 (a)	250,000	259,599
4.05%, 11/15/27 (a)	750,000	749,358
Newmont Mining Corp.
3.50%, 03/15/22 (a)	250,000	253,562
6.25%, 10/01/39	150,000	181,572
4.88%, 03/15/42 (a)	600,000	627,514
Nucor Corp.
4.13%, 09/15/22 (a)	500,000	522,704
5.20%, 08/01/43 (a)	300,000	340,947
Nutrien Ltd.
3.15%, 10/01/22 (a)	250,000	249,780
3.63%, 03/15/24 (a)	250,000	253,052
4.20%, 04/01/29 (a)	250,000	257,945
4.13%, 03/15/35 (a)	900,000	850,725
5.88%, 12/01/36	100,000	111,439
5.25%, 01/15/45 (a)	250,000	264,900
Packaging Corp. of America
3.90%, 06/15/22 (a)	500,000	513,584
3.65%, 09/15/24 (a)	500,000	503,032
PPG Industries, Inc.
3.20%, 03/15/23 (a)	350,000	354,712
Praxair, Inc.
2.65%, 02/05/25 (a)	500,000	496,884
3.20%, 01/30/26 (a)	1,000,000	1,017,890
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	508,190
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	150,000	157,553
7.13%, 07/15/28	250,000	324,767
5.20%, 11/02/40	100,000	119,336
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	500,000	564,863
RPM International, Inc.
3.75%, 03/15/27 (a)	250,000	243,911
4.25%, 01/15/48 (a)	250,000	218,056
SASOL Financing USA LLC
5.88%, 03/27/24 (a)	250,000	265,275
Sherwin-Williams Co.
2.25%, 05/15/20	250,000	248,563
4.20%, 01/15/22 (a)	250,000	257,514
2.75%, 06/01/22 (a)	500,000	497,202
3.13%, 06/01/24 (a)	250,000	248,507

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.45%, 06/01/27 (a)	300,000	295,013
4.50%, 06/01/47 (a)	750,000	739,244
Southern Copper Corp.
5.38%, 04/16/20	500,000	513,483
7.50%, 07/27/35	250,000	315,550
6.75%, 04/16/40	150,000	180,612
5.25%, 11/08/42	750,000	782,969
5.88%, 04/23/45	250,000	281,177
Suzano Austria GmbH
6.00%, 01/15/29 (a)(g)	500,000	533,855
Teck Resources Ltd.
6.13%, 10/01/35	150,000	159,986
6.00%, 08/15/40 (a)	150,000	155,443
6.25%, 07/15/41 (a)	250,000	266,912
Vale Overseas Ltd.
4.38%, 01/11/22	244,000	249,978
6.25%, 08/10/26	650,000	709,800
8.25%, 01/17/34	150,000	188,813
6.88%, 11/21/36	448,000	514,752
6.88%, 11/10/39	500,000	576,250
Vale S.A.
5.63%, 09/11/42	250,000	248,940
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	193,730
5.00%, 08/15/46 (a)	200,000	194,859
4.38%, 11/15/47 (a)	100,000	88,734
WestRock RKT LLC
4.90%, 03/01/22	200,000	209,086
Weyerhaeuser Co.
4.63%, 09/15/23	350,000	369,494
7.38%, 03/15/32	600,000	792,750
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	245,838
3.75%, 03/15/25 (a)	1,000,000	1,009,884
Yamana Gold, Inc.
4.95%, 07/15/24 (a)	250,000	257,110
		46,305,266
Capital Goods 1.3%
3M Co.
2.00%, 08/07/20	1,000,000	995,063
1.63%, 09/19/21 (a)	250,000	245,026
2.75%, 03/01/22 (a)	250,000	252,290
2.25%, 03/15/23 (a)	300,000	296,832
2.88%, 10/15/27 (a)	300,000	298,179
3.63%, 10/15/47 (a)	200,000	197,031
4.00%, 09/14/48 (a)	750,000	785,763
ABB Finance USA, Inc.
2.88%, 05/08/22	250,000	251,954
3.80%, 04/03/28 (a)	250,000	262,686
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	483,910
Bemis Co., Inc.
3.10%, 09/15/26 (a)	600,000	568,107
Boeing Co.
1.65%, 10/30/20 (a)	150,000	147,433
2.13%, 03/01/22 (a)	150,000	147,525
1.88%, 06/15/23 (a)	100,000	96,168
2.60%, 10/30/25 (a)	500,000	487,888
3.45%, 11/01/28 (a)	250,000	255,133
3.20%, 03/01/29 (a)	250,000	250,198
5.88%, 02/15/40	350,000	438,945
3.65%, 03/01/47 (a)	500,000	477,959
3.83%, 03/01/59 (a)	150,000	145,169
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Caterpillar Financial Services Corp.
3.15%, 09/07/21	1,500,000	1,517,953
2.55%, 11/29/22	1,250,000	1,244,531
Caterpillar, Inc.
3.40%, 05/15/24 (a)	1,000,000	1,036,904
6.05%, 08/15/36	150,000	190,596
5.20%, 05/27/41	500,000	592,291
3.80%, 08/15/42	250,000	254,486
CNH Industrial Capital LLC
4.20%, 01/15/24	750,000	770,403
CNH Industrial NV
4.50%, 08/15/23	200,000	208,000
3.85%, 11/15/27 (a)	150,000	143,796
Crane Co.
4.20%, 03/15/48 (a)	250,000	236,336
Deere & Co.
2.60%, 06/08/22 (a)	750,000	749,934
5.38%, 10/16/29	150,000	178,492
3.90%, 06/09/42 (a)	150,000	157,395
Dover Corp.
5.38%, 03/01/41 (a)	350,000	397,732
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	750,000	759,651
Eaton Corp.
2.75%, 11/02/22	1,000,000	996,802
4.00%, 11/02/32	100,000	102,926
4.15%, 11/02/42	350,000	351,134
Embraer Netherlands Finance BV
5.40%, 02/01/27	250,000	270,313
Embraer Overseas Ltd.
5.70%, 09/16/23 (g)	250,000	268,440
Emerson Electric Co.
2.63%, 12/01/21 (a)	500,000	500,402
Fortive Corp.
3.15%, 06/15/26 (a)	750,000	731,058
4.30%, 06/15/46 (a)	500,000	490,883
General Dynamics Corp.
3.00%, 05/11/21	250,000	252,353
3.88%, 07/15/21 (a)	500,000	512,432
3.38%, 05/15/23 (a)	1,000,000	1,028,193
2.13%, 08/15/26 (a)	250,000	236,927
2.63%, 11/15/27 (a)	150,000	145,874
3.75%, 05/15/28 (a)	500,000	527,209
3.60%, 11/15/42 (a)	150,000	149,330
General Electric Co.
4.63%, 01/07/21	300,000	308,111
4.65%, 10/17/21	350,000	362,887
3.15%, 09/07/22	250,000	249,236
2.70%, 10/09/22	900,000	884,359
3.10%, 01/09/23	150,000	149,145
3.38%, 03/11/24	600,000	596,961
3.45%, 05/15/24 (a)	1,500,000	1,493,730
6.75%, 03/15/32	450,000	520,110
6.15%, 08/07/37	500,000	547,282
5.88%, 01/14/38	1,150,000	1,224,994
6.88%, 01/10/39	500,000	592,121
4.13%, 10/09/42	700,000	608,729
4.50%, 03/11/44	400,000	366,023
Harris Corp.
4.40%, 06/15/28 (a)	600,000	631,569
Honeywell International, Inc.
1.85%, 11/01/21 (a)	250,000	245,635
3.35%, 12/01/23	250,000	255,794
2.50%, 11/01/26 (a)	1,750,000	1,709,753

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	250,000	245,100
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	500,000	493,246
4.88%, 09/15/41 (a)	250,000	292,411
3.90%, 09/01/42 (a)	250,000	262,535
Ingersoll-Rand Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	500,000	511,214
4.30%, 02/21/48 (a)	500,000	499,179
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (a)	500,000	498,886
John Deere Capital Corp.
2.35%, 01/08/21	500,000	498,012
3.90%, 07/12/21	500,000	513,768
3.13%, 09/10/21	150,000	151,777
2.15%, 09/08/22	500,000	491,924
2.70%, 01/06/23	500,000	499,340
2.65%, 06/24/24	500,000	495,715
3.40%, 09/11/25	100,000	102,748
2.65%, 06/10/26	500,000	486,260
2.80%, 09/08/27	350,000	342,757
3.05%, 01/06/28	250,000	249,316
3.45%, 03/07/29	250,000	257,305
Johnson Controls International plc
3.63%, 07/02/24 (a)	500,000	506,064
3.90%, 02/14/26 (a)	500,000	512,002
6.00%, 01/15/36	500,000	578,707
4.63%, 07/02/44 (a)	200,000	195,690
5.13%, 09/14/45 (a)	500,000	522,527
4.50%, 02/15/47 (a)	50,000	48,015
L-3 Technologies, Inc.
4.95%, 02/15/21 (a)	500,000	516,726
3.85%, 12/15/26 (a)	500,000	509,304
Leggett & Platt, Inc.
4.40%, 03/15/29 (a)	150,000	151,564
Lockheed Martin Corp.
2.50%, 11/23/20 (a)	250,000	249,326
3.35%, 09/15/21	250,000	254,093
3.10%, 01/15/23 (a)	500,000	505,818
3.55%, 01/15/26 (a)	1,050,000	1,084,655
4.07%, 12/15/42	500,000	510,215
4.70%, 05/15/46 (a)	250,000	282,108
4.09%, 09/15/52 (a)	1,000,000	1,017,545
Masco Corp.
3.50%, 04/01/21 (a)	500,000	503,581
4.50%, 05/15/47 (a)	500,000	455,858
Northrop Grumman Corp.
2.08%, 10/15/20	1,000,000	991,033
3.50%, 03/15/21	500,000	507,671
3.20%, 02/01/27 (a)	500,000	492,650
3.25%, 01/15/28 (a)	250,000	246,068
4.75%, 06/01/43	750,000	810,016
3.85%, 04/15/45 (a)	750,000	720,624
4.03%, 10/15/47 (a)	200,000	197,643
Owens Corning
4.20%, 12/15/22 (a)	1,000,000	1,026,307
7.00%, 12/01/36	290,000	330,224
Parker-Hannifin Corp.
4.20%, 11/21/34 (a)	250,000	263,318
4.45%, 11/21/44 (a)	250,000	267,185
4.10%, 03/01/47 (a)	50,000	51,065
Precision Castparts Corp.
3.90%, 01/15/43 (a)	250,000	250,697
Raytheon Co.
2.50%, 12/15/22 (a)	1,750,000	1,745,843
4.88%, 10/15/40	250,000	295,599
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic Services, Inc.
3.55%, 06/01/22 (a)	500,000	511,318
2.90%, 07/01/26 (a)	1,000,000	979,596
3.38%, 11/15/27 (a)	500,000	503,811
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	150,000	154,548
4.20%, 03/01/49 (a)	150,000	158,763
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	1,100,000	1,097,819
3.20%, 03/15/24 (a)	250,000	249,078
4.35%, 04/15/47 (a)	500,000	493,784
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	1,250,000	1,246,499
3.13%, 11/15/22 (a)	250,000	251,170
3.85%, 12/15/25 (a)	500,000	510,997
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	252,069
4.25%, 11/15/28 (a)	250,000	268,786
4.85%, 11/15/48 (a)	300,000	335,495
Textron, Inc.
3.88%, 03/01/25 (a)	250,000	252,002
United Technologies Corp.
3.35%, 08/16/21	250,000	253,457
1.95%, 11/01/21 (a)	500,000	490,179
2.30%, 05/04/22 (a)	1,750,000	1,724,306
3.10%, 06/01/22	250,000	251,726
2.80%, 05/04/24 (a)	400,000	395,198
3.95%, 08/16/25 (a)	150,000	155,928
3.13%, 05/04/27 (a)	250,000	244,514
4.13%, 11/16/28 (a)	1,250,000	1,299,805
6.05%, 06/01/36	500,000	595,301
6.13%, 07/15/38	400,000	486,498
5.70%, 04/15/40	1,000,000	1,169,048
4.50%, 06/01/42	500,000	517,705
4.05%, 05/04/47 (a)	1,000,000	959,395
Vulcan Materials Co.
4.50%, 06/15/47 (a)	250,000	226,621
Wabtec Corp.
4.70%, 09/15/28 (a)(e)(f)	750,000	761,842
Waste Connections, Inc.
4.25%, 12/01/28 (a)	150,000	159,412
Waste Management, Inc.
2.90%, 09/15/22 (a)	450,000	451,775
2.40%, 05/15/23 (a)	250,000	245,901
3.15%, 11/15/27 (a)	200,000	199,512
4.10%, 03/01/45 (a)	500,000	516,589
WW Grainger, Inc.
4.20%, 05/15/47 (a)	500,000	506,505
		75,200,660
Communications 2.3%
Activision Blizzard, Inc.
2.30%, 09/15/21 (a)	500,000	493,229
3.40%, 06/15/27 (a)	250,000	242,986
America Movil S.A.B. de C.V.
3.13%, 07/16/22	1,200,000	1,209,927
6.13%, 03/30/40	750,000	940,329
4.38%, 07/16/42	500,000	523,500
American Tower Corp.
5.05%, 09/01/20	250,000	257,658
3.30%, 02/15/21 (a)	250,000	252,420
2.25%, 01/15/22	250,000	246,301
3.50%, 01/31/23	1,500,000	1,521,455
5.00%, 02/15/24	200,000	215,356

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.38%, 10/15/26 (a)	250,000	243,888
3.55%, 07/15/27 (a)	500,000	492,480
AT&T, Inc.
2.45%, 06/30/20 (a)	2,000,000	1,992,837
2.80%, 02/17/21 (a)	500,000	500,302
3.20%, 03/01/22 (a)	750,000	756,960
3.00%, 06/30/22 (a)	1,750,000	1,758,485
3.60%, 02/17/23 (a)	500,000	509,949
4.45%, 04/01/24 (a)	250,000	261,739
3.95%, 01/15/25 (a)	250,000	255,249
3.40%, 05/15/25 (a)	1,000,000	990,465
4.25%, 03/01/27 (a)	1,200,000	1,234,899
4.10%, 02/15/28 (a)	1,783,000	1,804,362
4.30%, 02/15/30 (a)	500,000	506,211
4.50%, 05/15/35 (a)	1,000,000	986,722
5.25%, 03/01/37 (a)	800,000	839,377
4.90%, 08/15/37 (a)	250,000	253,094
4.85%, 03/01/39 (a)	650,000	655,146
6.35%, 03/15/40	300,000	348,447
6.00%, 08/15/40 (a)	1,000,000	1,125,501
5.35%, 09/01/40	525,000	552,435
5.15%, 03/15/42	725,000	742,974
4.30%, 12/15/42 (a)	750,000	691,865
4.35%, 06/15/45 (a)	1,250,000	1,148,926
4.75%, 05/15/46 (a)	1,000,000	978,802
5.15%, 11/15/46 (a)	500,000	513,959
5.65%, 02/15/47 (a)	500,000	547,085
5.45%, 03/01/47 (a)	500,000	534,957
4.50%, 03/09/48 (a)	1,150,000	1,080,897
4.55%, 03/09/49 (a)	259,000	244,995
5.15%, 02/15/50 (a)	1,000,000	1,023,145
5.30%, 08/15/58 (a)	250,000	252,597
Bell Canada, Inc.
4.46%, 04/01/48 (a)	500,000	518,509
British Telecommunications PLC
5.13%, 12/04/28 (a)	1,250,000	1,339,240
CBS Corp.
3.38%, 02/15/28 (a)	1,000,000	953,509
5.50%, 05/15/33	300,000	327,606
4.90%, 08/15/44 (a)	400,000	394,454
4.60%, 01/15/45 (a)	250,000	238,839
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500,000	512,222
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (a)	500,000	503,725
4.46%, 07/23/22 (a)	800,000	828,040
4.50%, 02/01/24 (a)	250,000	260,172
4.91%, 07/23/25 (a)	1,250,000	1,320,112
3.75%, 02/15/28 (a)	750,000	723,635
4.20%, 03/15/28 (a)	250,000	248,305
6.38%, 10/23/35 (a)	500,000	558,256
5.38%, 04/01/38 (a)	750,000	755,126
6.48%, 10/23/45 (a)	1,250,000	1,403,203
5.38%, 05/01/47 (a)	500,000	498,984
5.75%, 04/01/48 (a)	250,000	261,537
6.83%, 10/23/55 (a)	250,000	283,438
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	250,000	307,223
Comcast Corp.
3.30%, 10/01/20	750,000	757,339
3.45%, 10/01/21	250,000	255,043
1.63%, 01/15/22 (a)	200,000	194,492
3.13%, 07/15/22	250,000	253,519
2.85%, 01/15/23	1,000,000	1,004,374
2.75%, 03/01/23 (a)	750,000	749,174
3.60%, 03/01/24	750,000	772,449
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 04/15/24 (a)	250,000	258,402
3.38%, 08/15/25 (a)	250,000	253,503
3.95%, 10/15/25 (a)	750,000	785,071
3.15%, 03/01/26 (a)	500,000	497,943
2.35%, 01/15/27 (a)	500,000	467,672
3.30%, 02/01/27 (a)	530,000	529,956
3.15%, 02/15/28 (a)	250,000	244,863
3.55%, 05/01/28 (a)	250,000	252,408
4.15%, 10/15/28 (a)	1,000,000	1,053,472
4.25%, 10/15/30 (a)	500,000	531,669
4.25%, 01/15/33	750,000	792,295
7.05%, 03/15/33	250,000	332,333
6.50%, 11/15/35	250,000	316,831
3.20%, 07/15/36 (a)	250,000	227,685
3.90%, 03/01/38 (a)	500,000	492,047
4.60%, 10/15/38 (a)	1,000,000	1,072,267
4.65%, 07/15/42	500,000	537,661
4.75%, 03/01/44	500,000	542,765
4.60%, 08/15/45 (a)	822,000	877,419
3.97%, 11/01/47 (a)	1,448,000	1,399,182
4.00%, 03/01/48 (a)	500,000	488,138
4.70%, 10/15/48 (a)	1,250,000	1,357,125
4.00%, 11/01/49 (a)	300,000	292,348
4.95%, 10/15/58 (a)	500,000	552,302
Crown Castle International Corp.
4.88%, 04/15/22	750,000	790,864
5.25%, 01/15/23	250,000	268,438
4.45%, 02/15/26 (a)	500,000	522,579
3.70%, 06/15/26 (a)	250,000	249,456
3.65%, 09/01/27 (a)	300,000	295,282
4.75%, 05/15/47 (a)	450,000	445,249
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)(f)	1,150,000	1,583,108
Discovery Communications LLC
2.80%, 06/15/20 (a)(g)	1,000,000	995,805
3.95%, 03/20/28 (a)	500,000	486,270
6.35%, 06/01/40	1,000,000	1,099,174
4.88%, 04/01/43	1,000,000	925,205
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	300,000	304,971
4.80%, 03/01/26 (a)	500,000	537,485
Fox Corp.
3.67%, 01/25/22 (g)	500,000	510,073
4.03%, 01/25/24 (a)(g)	250,000	259,316
4.71%, 01/25/29 (a)(g)	500,000	536,574
5.48%, 01/25/39 (a)(g)	250,000	276,910
5.58%, 01/25/49 (a)(g)	500,000	563,556
Grupo Televisa S.A.B.
6.63%, 03/18/25	1,250,000	1,408,313
6.63%, 01/15/40	500,000	587,053
6.13%, 01/31/46 (a)	250,000	284,106
Interpublic Group of Cos., Inc.
3.75%, 02/15/23	1,000,000	1,010,101
Koninklijke KPN N.V.
8.38%, 10/01/30	250,000	318,107
Moody's Corp.
2.75%, 12/15/21 (a)	750,000	750,250
4.25%, 02/01/29 (a)	250,000	262,307
4.88%, 12/17/48 (a)	200,000	219,379
NBCUniversal Media LLC
4.38%, 04/01/21 (d)	750,000	775,057
5.95%, 04/01/41	1,000,000	1,231,397
Omnicom Group, Inc./Omnicom Capital, Inc.
4.45%, 08/15/20	250,000	255,553
3.63%, 05/01/22	500,000	509,182

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.65%, 11/01/24 (a)	250,000	252,564
3.60%, 04/15/26 (a)	500,000	496,411
Orange S.A.
4.13%, 09/14/21	250,000	258,491
9.00%, 03/01/31	500,000	723,789
5.38%, 01/13/42	250,000	283,629
5.50%, 02/06/44 (a)	500,000	577,443
RELX Capital, Inc.
3.13%, 10/15/22 (a)	250,000	250,714
4.00%, 03/18/29 (a)	250,000	255,595
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	250,000	251,155
4.10%, 10/01/23 (a)	250,000	261,771
3.63%, 12/15/25 (a)	500,000	511,561
5.00%, 03/15/44 (a)	500,000	556,206
4.30%, 02/15/48 (a)	200,000	203,250
S&P Global, Inc.
2.95%, 01/22/27 (a)	500,000	487,767
TCI Communications, Inc.
7.13%, 02/15/28	800,000	1,000,305
Telefonica Emisiones S.A.
5.13%, 04/27/20	300,000	306,989
5.46%, 02/16/21	200,000	209,075
4.57%, 04/27/23	150,000	158,167
4.10%, 03/08/27	500,000	507,623
7.05%, 06/20/36	900,000	1,096,630
4.67%, 03/06/38	250,000	238,996
5.21%, 03/08/47	500,000	507,716
5.52%, 03/01/49 (a)	250,000	262,522
Telefonica Europe BV
8.25%, 09/15/30	750,000	989,000
TELUS Corp.
3.70%, 09/15/27 (a)	250,000	252,931
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	500,000	520,430
Time Warner Cable LLC
4.13%, 02/15/21 (a)	500,000	507,971
4.00%, 09/01/21 (a)	250,000	254,188
6.55%, 05/01/37	500,000	553,120
7.30%, 07/01/38	250,000	291,631
6.75%, 06/15/39	250,000	279,299
5.88%, 11/15/40 (a)	1,000,000	1,026,704
5.50%, 09/01/41 (a)	250,000	246,284
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	1,250,000	1,236,901
3.00%, 02/13/26	800,000	805,533
1.85%, 07/30/26	200,000	185,402
7.00%, 03/01/32	250,000	344,784
4.13%, 12/01/41	500,000	520,710
Verizon Communications, Inc.
4.60%, 04/01/21	250,000	259,531
3.50%, 11/01/21	175,000	178,633
2.45%, 11/01/22 (a)	750,000	742,182
5.15%, 09/15/23	1,250,000	1,374,724
4.15%, 03/15/24 (a)	250,000	264,348
3.50%, 11/01/24 (a)	1,000,000	1,024,505
2.63%, 08/15/26	500,000	477,296
4.13%, 03/16/27	1,500,000	1,572,259
4.33%, 09/21/28	1,000,000	1,058,483
4.02%, 12/03/29 (a)(g)	1,357,000	1,399,008
4.50%, 08/10/33	1,500,000	1,587,684
4.40%, 11/01/34 (a)	2,500,000	2,604,340
4.27%, 01/15/36	500,000	506,478
4.81%, 03/15/39	500,000	536,511
4.75%, 11/01/41	250,000	264,441
3.85%, 11/01/42 (a)	250,000	235,494
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 08/15/46	500,000	485,258
4.86%, 08/21/46	1,000,000	1,067,006
4.52%, 09/15/48	1,750,000	1,798,750
5.01%, 04/15/49	850,000	929,367
5.01%, 08/21/54	1,350,000	1,446,043
4.67%, 03/15/55	1,250,000	1,275,532
Viacom, Inc.
4.50%, 03/01/21	1,000,000	1,026,140
3.88%, 12/15/21	100,000	102,196
3.88%, 04/01/24 (a)	248,000	252,662
6.88%, 04/30/36	400,000	469,939
4.38%, 03/15/43	150,000	135,132
5.85%, 09/01/43 (a)	500,000	544,507
Vodafone Group PLC
2.50%, 09/26/22	500,000	491,272
2.95%, 02/19/23	1,100,000	1,092,647
4.38%, 05/30/28	1,000,000	1,017,377
7.88%, 02/15/30	250,000	317,001
6.15%, 02/27/37	500,000	555,267
5.00%, 05/30/38	250,000	247,371
4.38%, 02/19/43	500,000	448,880
5.25%, 05/30/48	900,000	893,626
Walt Disney Co.
4.50%, 02/15/21 (g)	250,000	258,777
3.70%, 09/15/24 (a)(g)	250,000	260,677
3.70%, 10/15/25 (a)(g)	500,000	519,124
6.20%, 12/15/34 (g)	1,000,000	1,310,185
6.40%, 12/15/35 (g)	250,000	332,058
6.15%, 03/01/37 (g)	200,000	259,121
6.65%, 11/15/37 (g)	500,000	690,421
6.15%, 02/15/41 (g)	350,000	469,460
4.95%, 10/15/45 (a)(g)	500,000	595,610
Warner Media LLC
4.00%, 01/15/22	500,000	514,037
3.55%, 06/01/24 (a)	400,000	403,917
3.60%, 07/15/25 (a)	250,000	249,610
3.88%, 01/15/26 (a)	1,500,000	1,506,505
3.80%, 02/15/27 (a)	250,000	249,218
6.10%, 07/15/40	250,000	288,986
4.85%, 07/15/45 (a)	1,000,000	1,010,991
WPP Finance 2010
3.63%, 09/07/22	250,000	250,555
3.75%, 09/19/24	250,000	246,699
5.63%, 11/15/43	150,000	148,537
		134,290,548
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	250,000	251,768
3.40%, 12/06/27 (a)	1,250,000	1,226,896
4.50%, 11/28/34 (a)	500,000	525,148
4.00%, 12/06/37 (a)	750,000	729,079
4.40%, 12/06/57 (a)	500,000	499,815
Amazon.com, Inc.
3.30%, 12/05/21 (a)	1,250,000	1,279,202
2.40%, 02/22/23 (a)	1,600,000	1,586,301
2.80%, 08/22/24 (a)	500,000	501,155
3.15%, 08/22/27 (a)	250,000	251,918
4.80%, 12/05/34 (a)	500,000	582,848
3.88%, 08/22/37 (a)	250,000	260,217
4.95%, 12/05/44 (a)	500,000	597,086
4.05%, 08/22/47 (a)	1,000,000	1,060,417
4.25%, 08/22/57 (a)	1,000,000	1,076,982
American Honda Finance Corp.
2.45%, 09/24/20	200,000	199,339
1.70%, 09/09/21	250,000	244,271
2.60%, 11/16/22	1,000,000	998,336

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.55%, 01/12/24	250,000	257,602
2.90%, 02/16/24	500,000	499,520
2.30%, 09/09/26	300,000	284,309
Aptiv Corp.
4.15%, 03/15/24 (a)	540,000	556,983
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	152,533
4.40%, 10/01/46 (a)	150,000	135,203
Automatic Data Processing, Inc.
2.25%, 09/15/20 (a)	350,000	348,135
AutoNation, Inc.
3.80%, 11/15/27 (a)	500,000	464,032
AutoZone, Inc.
3.70%, 04/15/22 (a)	500,000	510,302
3.25%, 04/15/25 (a)	1,000,000	992,326
Block Financial LLC
5.25%, 10/01/25 (a)	250,000	259,258
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	250,000	248,904
3.60%, 06/01/26 (a)	395,000	401,785
3.55%, 03/15/28 (a)	250,000	249,068
Carnival Corp.
3.95%, 10/15/20	350,000	356,544
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	500,000	503,625
3.00%, 05/18/27 (a)	1,500,000	1,499,778
Daimler Finance North America LLC
8.50%, 01/18/31	500,000	713,705
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	345,000	342,177
Dollar General Corp.
4.13%, 05/01/28 (a)	250,000	256,471
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	500,000	507,336
DR Horton, Inc.
2.55%, 12/01/20	250,000	248,349
eBay, Inc.
2.15%, 06/05/20	400,000	397,394
3.80%, 03/09/22 (a)	500,000	511,016
3.60%, 06/05/27 (a)	1,250,000	1,219,684
Ford Motor Co.
7.45%, 07/16/31	750,000	800,093
7.40%, 11/01/46	100,000	103,621
5.29%, 12/08/46 (a)	250,000	209,856
Ford Motor Credit Co. LLC
3.16%, 08/04/20	300,000	297,933
2.34%, 11/02/20	250,000	244,539
5.09%, 01/07/21	250,000	254,624
3.47%, 04/05/21	600,000	594,156
5.88%, 08/02/21	1,750,000	1,812,655
3.22%, 01/09/22	200,000	194,486
4.14%, 02/15/23 (a)	1,000,000	979,749
4.38%, 08/06/23	250,000	244,907
3.81%, 01/09/24 (a)	200,000	189,492
5.58%, 03/18/24 (a)	250,000	253,836
4.69%, 06/09/25 (a)	1,250,000	1,195,157
4.13%, 08/04/25	1,500,000	1,388,127
3.82%, 11/02/27 (a)	500,000	437,034
General Motors Co.
4.88%, 10/02/23	1,100,000	1,144,593
4.00%, 04/01/25	400,000	395,122
5.00%, 04/01/35	500,000	454,281
5.15%, 04/01/38 (a)	550,000	503,416
6.25%, 10/02/43	600,000	597,926
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.20%, 04/01/45	300,000	266,934
6.75%, 04/01/46 (a)	200,000	208,899
General Motors Financial Co., Inc.
3.20%, 07/06/21 (a)	1,250,000	1,244,859
4.38%, 09/25/21	2,250,000	2,298,789
3.45%, 01/14/22 (a)	750,000	750,491
3.15%, 06/30/22 (a)	500,000	495,264
3.25%, 01/05/23 (a)	500,000	490,523
4.35%, 01/17/27 (a)	1,250,000	1,216,064
3.85%, 01/05/28 (a)	1,000,000	925,472
5.65%, 01/17/29 (a)	150,000	155,230
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	500,000	528,220
5.25%, 06/01/25 (a)	500,000	525,000
5.75%, 06/01/28 (a)	350,000	377,108
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	250,000	232,723
Home Depot, Inc.
2.00%, 04/01/21 (a)	800,000	791,324
4.40%, 04/01/21 (a)	250,000	258,206
2.63%, 06/01/22 (a)	750,000	755,055
3.75%, 02/15/24 (a)	500,000	525,320
2.13%, 09/15/26 (a)	250,000	236,282
5.88%, 12/16/36	1,700,000	2,141,625
5.95%, 04/01/41 (a)	500,000	642,209
4.20%, 04/01/43 (a)	250,000	262,242
4.88%, 02/15/44 (a)	1,500,000	1,723,664
Hyatt Hotels Corp.
4.85%, 03/15/26 (a)	150,000	158,634
Kohl's Corp.
3.25%, 02/01/23 (a)	1,000,000	994,692
4.25%, 07/17/25 (a)	750,000	769,303
Lear Corp.
5.25%, 01/15/25 (a)	1,000,000	1,040,018
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	500,000	504,854
3.38%, 09/15/25 (a)	1,250,000	1,256,539
3.10%, 05/03/27 (a)	500,000	487,243
6.50%, 03/15/29	251,000	303,600
4.65%, 04/15/42 (a)	150,000	152,359
4.38%, 09/15/45 (a)	150,000	147,246
3.70%, 04/15/46 (a)	250,000	221,706
4.05%, 05/03/47 (a)	800,000	752,215
Macy's Retail Holdings, Inc.
2.88%, 02/15/23 (a)	200,000	193,726
4.50%, 12/15/34 (a)	30,000	26,048
Marriott International, Inc.
3.13%, 10/15/21 (a)	200,000	200,402
3.75%, 03/15/25 (a)	1,250,000	1,259,553
4.65%, 12/01/28 (a)	150,000	158,655
Mastercard, Inc.
3.38%, 04/01/24	250,000	258,200
2.95%, 11/21/26 (a)	500,000	502,259
3.80%, 11/21/46 (a)	500,000	517,472
McDonald's Corp.
2.20%, 05/26/20 (a)	500,000	497,580
2.75%, 12/09/20 (a)	1,500,000	1,503,162
3.38%, 05/26/25 (a)	750,000	764,102
3.80%, 04/01/28 (a)	500,000	516,491
6.30%, 03/01/38	150,000	185,819
4.88%, 12/09/45 (a)	1,100,000	1,191,559
4.45%, 03/01/47 (a)	250,000	255,209
4.45%, 09/01/48 (a)	500,000	513,980
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	99,170
3.63%, 05/01/43 (a)	50,000	48,965

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nordstrom, Inc.
4.00%, 10/15/21 (a)	300,000	307,033
5.00%, 01/15/44 (a)	500,000	452,787
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	500,000	498,821
PACCAR Financial Corp.
3.15%, 08/09/21	750,000	759,305
QVC, Inc.
5.13%, 07/02/22	200,000	209,636
4.38%, 03/15/23	250,000	253,717
5.45%, 08/15/34 (a)	200,000	194,621
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	200,000	205,304
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (a)	250,000	241,174
Sands China Ltd.
4.60%, 08/08/23 (a)	750,000	774,591
5.13%, 08/08/25 (a)	250,000	260,922
5.40%, 08/08/28 (a)	500,000	525,050
Starbucks Corp.
2.10%, 02/04/21 (a)	500,000	495,657
2.70%, 06/15/22 (a)	500,000	501,637
3.10%, 03/01/23 (a)	250,000	252,699
3.85%, 10/01/23 (a)	300,000	312,306
4.00%, 11/15/28 (a)	250,000	261,451
3.75%, 12/01/47 (a)	500,000	453,953
Tapestry, Inc.
4.25%, 04/01/25 (a)	250,000	251,933
4.13%, 07/15/27 (a)	200,000	191,258
Target Corp.
3.50%, 07/01/24	500,000	521,650
4.00%, 07/01/42	500,000	505,463
3.63%, 04/15/46	300,000	283,764
3.90%, 11/15/47 (a)	500,000	495,563
Toyota Motor Corp.
3.18%, 07/20/21	250,000	253,092
3.42%, 07/20/23	250,000	257,283
Toyota Motor Credit Corp.
4.25%, 01/11/21	250,000	257,270
1.90%, 04/08/21	350,000	345,334
3.40%, 09/15/21	1,350,000	1,377,276
2.60%, 01/11/22	350,000	350,333
3.30%, 01/12/22	250,000	254,583
2.80%, 07/13/22	500,000	503,863
2.70%, 01/11/23	500,000	501,214
3.45%, 09/20/23	250,000	257,867
2.90%, 04/17/24	250,000	251,861
3.20%, 01/11/27	250,000	254,188
3.65%, 01/08/29	400,000	416,889
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	500,000	540,512
Visa, Inc.
2.20%, 12/14/20 (a)	1,000,000	995,972
2.15%, 09/15/22 (a)	500,000	494,999
2.80%, 12/14/22 (a)	500,000	505,403
3.15%, 12/14/25 (a)	500,000	508,054
4.15%, 12/14/35 (a)	1,500,000	1,637,089
4.30%, 12/14/45 (a)	750,000	828,749
Walgreen Co.
4.40%, 09/15/42	150,000	137,129
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	1,000,000	1,011,747
3.80%, 11/18/24 (a)	1,000,000	1,019,749
3.45%, 06/01/26 (a)	500,000	489,803
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.80%, 11/18/44 (a)	200,000	191,981
4.65%, 06/01/46 (a)	250,000	236,148
Walmart, Inc.
2.35%, 12/15/22 (a)	1,000,000	994,728
2.55%, 04/11/23 (a)	2,200,000	2,197,544
2.65%, 12/15/24 (a)	1,250,000	1,247,431
3.70%, 06/26/28 (a)	2,500,000	2,635,606
5.25%, 09/01/35	1,000,000	1,203,437
6.20%, 04/15/38	150,000	201,592
3.95%, 06/28/38 (a)	750,000	788,667
5.63%, 04/15/41	150,000	190,523
4.30%, 04/22/44 (a)	300,000	327,998
3.63%, 12/15/47 (a)	250,000	247,375
4.05%, 06/29/48 (a)	750,000	797,707
Western Union Co.
4.25%, 06/09/23 (a)	750,000	774,624
		103,310,599
Consumer Non-Cyclical 4.0%
Abbott Laboratories
2.55%, 03/15/22	500,000	497,949
3.40%, 11/30/23 (a)	1,500,000	1,531,729
3.75%, 11/30/26 (a)	708,000	736,624
4.75%, 11/30/36 (a)	500,000	560,460
5.30%, 05/27/40	150,000	175,554
4.90%, 11/30/46 (a)	1,250,000	1,447,461
AbbVie, Inc.
2.50%, 05/14/20 (a)	1,000,000	997,240
2.30%, 05/14/21 (a)	250,000	247,294
2.90%, 11/06/22	500,000	499,262
3.20%, 11/06/22 (a)	300,000	302,874
2.85%, 05/14/23 (a)	1,450,000	1,435,039
3.60%, 05/14/25 (a)	150,000	150,474
4.25%, 11/14/28 (a)	1,250,000	1,277,883
4.50%, 05/14/35 (a)	1,500,000	1,469,514
4.30%, 05/14/36 (a)	1,500,000	1,425,056
4.40%, 11/06/42	500,000	463,095
4.70%, 05/14/45 (a)	250,000	241,220
4.88%, 11/14/48 (a)	300,000	295,541
Agilent Technologies, Inc.
3.20%, 10/01/22 (a)	150,000	151,244
Ahold Finance USA LLC
6.88%, 05/01/29	250,000	300,965
Allergan Finance LLC
3.25%, 10/01/22 (a)	1,250,000	1,250,724
Allergan Funding SCS
3.45%, 03/15/22 (a)	1,000,000	1,009,445
3.85%, 06/15/24 (a)	500,000	506,480
4.55%, 03/15/35 (a)	690,000	676,819
4.85%, 06/15/44 (a)	500,000	497,103
4.75%, 03/15/45 (a)	168,000	167,208
Allergan, Inc.
2.80%, 03/15/23 (a)	1,150,000	1,125,625
Altria Group, Inc.
4.75%, 05/05/21	500,000	519,706
2.85%, 08/09/22	600,000	598,853
2.95%, 05/02/23	550,000	546,600
3.80%, 02/14/24 (a)	250,000	254,591
4.40%, 02/14/26 (a)	250,000	257,197
4.80%, 02/14/29 (a)	850,000	877,077
5.80%, 02/14/39 (a)	500,000	529,748
4.25%, 08/09/42	200,000	174,310
4.50%, 05/02/43	150,000	135,087
5.38%, 01/31/44	450,000	449,766
3.88%, 09/16/46 (a)	500,000	411,359

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.95%, 02/14/49 (a)	650,000	698,586
6.20%, 02/14/59 (a)	250,000	269,556
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	1,000,000	978,536
Amgen, Inc.
3.45%, 10/01/20	500,000	506,418
4.10%, 06/15/21 (a)	1,000,000	1,029,360
1.85%, 08/19/21 (a)	1,500,000	1,471,589
3.88%, 11/15/21 (a)	500,000	513,633
3.63%, 05/22/24 (a)	650,000	667,696
2.60%, 08/19/26 (a)	250,000	236,727
4.95%, 10/01/41	500,000	530,319
5.15%, 11/15/41 (a)	850,000	912,187
4.40%, 05/01/45 (a)	500,000	490,923
4.66%, 06/15/51 (a)	1,000,000	1,007,338
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	1,400,000	1,405,440
4.70%, 02/01/36 (a)	1,500,000	1,500,730
4.90%, 02/01/46 (a)	2,550,000	2,565,147
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (a)	250,000	249,327
3.30%, 02/01/23 (a)	850,000	862,645
3.70%, 02/01/24	950,000	978,194
3.65%, 02/01/26 (a)	500,000	505,047
4.00%, 01/17/43	150,000	134,193
4.63%, 02/01/44	500,000	485,134
4.90%, 02/01/46 (a)	200,000	203,501
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 01/15/22	350,000	360,702
2.50%, 07/15/22	650,000	644,254
3.50%, 01/12/24 (a)	250,000	254,511
4.15%, 01/23/25 (a)	350,000	364,926
4.00%, 04/13/28 (a)	750,000	763,340
4.75%, 01/23/29 (a)	1,000,000	1,066,343
4.90%, 01/23/31 (a)	250,000	269,850
4.38%, 04/15/38 (a)	750,000	720,985
5.45%, 01/23/39 (a)	750,000	813,222
4.95%, 01/15/42	200,000	201,367
4.60%, 04/15/48 (a)	750,000	721,700
4.44%, 10/06/48 (a)	500,000	471,471
5.55%, 01/23/49 (a)	1,250,000	1,373,901
4.75%, 04/15/58 (a)	400,000	381,835
5.80%, 01/23/59 (a)	750,000	835,188
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	900,000	866,250
4.02%, 04/16/43	200,000	203,772
4.50%, 03/15/49 (a)	150,000	165,126
Ascension Health
3.95%, 11/15/46	650,000	669,380
AstraZeneca PLC
2.38%, 11/16/20	750,000	745,953
2.38%, 06/12/22 (a)	500,000	492,847
6.45%, 09/15/37	1,650,000	2,104,441
4.00%, 09/18/42	150,000	148,359
BAT Capital Corp.
2.76%, 08/15/22 (a)	2,250,000	2,214,033
3.22%, 08/15/24 (a)	1,000,000	978,357
3.56%, 08/15/27 (a)	400,000	379,109
4.54%, 08/15/47 (a)	250,000	219,411
Baxalta, Inc.
4.00%, 06/23/25 (a)	300,000	306,935
5.25%, 06/23/45 (a)	298,000	326,986
Baxter International, Inc.
1.70%, 08/15/21 (a)	500,000	486,857
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	400,000	415,902
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Becton Dickinson & Co.
3.25%, 11/12/20	650,000	652,895
3.13%, 11/08/21	250,000	251,129
2.89%, 06/06/22 (a)	750,000	746,837
3.73%, 12/15/24 (a)	1,000,000	1,015,886
3.70%, 06/06/27 (a)	200,000	199,419
4.69%, 12/15/44 (a)	400,000	413,397
4.67%, 06/06/47 (a)	500,000	524,426
Biogen, Inc.
2.90%, 09/15/20	500,000	499,994
4.05%, 09/15/25 (a)	1,000,000	1,023,867
5.20%, 09/15/45 (a)	500,000	528,709
Boston Scientific Corp.
4.13%, 10/01/23 (a)	100,000	104,256
3.45%, 03/01/24 (a)	250,000	254,649
3.85%, 05/15/25	250,000	257,598
3.75%, 03/01/26 (a)	250,000	255,120
4.00%, 03/01/28 (a)	250,000	257,240
4.00%, 03/01/29 (a)	250,000	258,431
7.00%, 11/15/35 (e)(f)	150,000	195,006
4.55%, 03/01/39 (a)	250,000	261,628
4.70%, 03/01/49 (a)	250,000	265,904
Bristol-Myers Squibb Co.
3.25%, 02/27/27	250,000	249,149
3.25%, 08/01/42	350,000	305,033
4.50%, 03/01/44 (a)	600,000	625,754
Brown-Forman Corp.
4.00%, 04/15/38 (a)	750,000	775,931
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	850,000	774,044
Campbell Soup Co.
2.50%, 08/02/22	350,000	341,713
4.15%, 03/15/28 (a)	1,000,000	997,138
4.80%, 03/15/48 (a)	150,000	140,019
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	1,222,000	1,193,485
3.75%, 09/15/25 (a)	250,000	250,006
3.41%, 06/15/27 (a)	600,000	568,100
4.90%, 09/15/45 (a)	500,000	477,331
Celgene Corp.
2.88%, 08/15/20	1,000,000	1,000,875
3.55%, 08/15/22	1,000,000	1,021,537
3.63%, 05/15/24 (a)	700,000	711,100
3.45%, 11/15/27 (a)	500,000	494,425
3.90%, 02/20/28 (a)	250,000	255,466
5.25%, 08/15/43	250,000	268,001
5.00%, 08/15/45 (a)	250,000	262,734
4.35%, 11/15/47 (a)	750,000	731,986
4.55%, 02/20/48 (a)	500,000	508,125
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	750,000	728,070
Cigna Corp.
3.20%, 09/17/20 (g)	750,000	754,321
3.40%, 09/17/21 (g)	500,000	505,310
3.75%, 07/15/23 (a)	750,000	769,409
4.13%, 11/15/25 (a)(g)	500,000	517,959
4.38%, 10/15/28 (a)	1,000,000	1,038,219
4.80%, 08/15/38 (a)(g)	500,000	514,790
4.90%, 12/15/48 (a)	1,000,000	1,033,434
Cleveland Clinic Foundation
4.86%, 01/01/14	450,000	498,640
Clorox Co.
3.90%, 05/15/28 (a)	550,000	577,699
Coca-Cola Co.
1.88%, 10/27/20	100,000	99,139
3.30%, 09/01/21	750,000	763,211

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.20%, 05/25/22	250,000	248,710
2.50%, 04/01/23	250,000	250,307
Coca-Cola Femsa S.A.B. de C.V.
5.25%, 11/26/43	600,000	693,628
Colgate-Palmolive Co.
2.10%, 05/01/23	500,000	490,036
3.25%, 03/15/24	400,000	411,264
3.70%, 08/01/47 (a)	200,000	206,602
CommonSpirit Health
4.35%, 11/01/42	250,000	240,432
Conagra Brands, Inc.
3.80%, 10/22/21	250,000	254,799
3.20%, 01/25/23 (a)	783,000	783,754
4.30%, 05/01/24 (a)	250,000	259,563
4.85%, 11/01/28 (a)	400,000	420,485
5.30%, 11/01/38 (a)	250,000	253,532
5.40%, 11/01/48 (a)	250,000	251,766
Constellation Brands, Inc.
2.65%, 11/07/22 (a)	250,000	246,960
3.20%, 02/15/23 (a)	1,000,000	1,006,921
4.25%, 05/01/23	500,000	524,113
4.75%, 11/15/24	250,000	267,292
4.40%, 11/15/25 (a)	350,000	367,782
4.65%, 11/15/28 (a)	150,000	158,964
4.10%, 02/15/48 (a)	150,000	136,247
5.25%, 11/15/48 (a)	150,000	159,306
CVS Health Corp.
3.35%, 03/09/21	750,000	755,998
2.13%, 06/01/21 (a)	750,000	737,482
3.50%, 07/20/22 (a)	250,000	253,325
3.70%, 03/09/23 (a)	3,000,000	3,049,929
4.00%, 12/05/23 (a)	300,000	308,439
3.38%, 08/12/24 (a)	1,000,000	994,457
4.10%, 03/25/25 (a)	500,000	513,785
3.88%, 07/20/25 (a)	750,000	759,692
2.88%, 06/01/26 (a)	1,500,000	1,419,159
4.30%, 03/25/28 (a)	2,000,000	2,028,336
4.88%, 07/20/35 (a)	250,000	253,598
4.78%, 03/25/38 (a)	1,000,000	991,762
5.30%, 12/05/43 (a)	700,000	729,711
5.13%, 07/20/45 (a)	1,100,000	1,119,601
5.05%, 03/25/48 (a)	2,250,000	2,270,080
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	750,000	764,309
Diageo Capital PLC
3.88%, 05/18/28 (a)	450,000	475,859
5.88%, 09/30/36	1,000,000	1,249,296
Eli Lilly & Co.
2.35%, 05/15/22	600,000	596,868
3.10%, 05/15/27 (a)	500,000	502,355
3.88%, 03/15/39 (a)	250,000	256,421
3.70%, 03/01/45 (a)	500,000	498,322
3.95%, 03/15/49 (a)	350,000	358,705
4.15%, 03/15/59 (a)	250,000	257,578
Estee Lauder Cos., Inc.
4.15%, 03/15/47 (a)	600,000	637,638
Express Scripts Holding Co.
4.75%, 11/15/21	250,000	261,264
3.05%, 11/30/22 (a)	500,000	500,475
3.00%, 07/15/23 (a)	500,000	497,229
4.50%, 02/25/26 (a)	500,000	523,887
3.40%, 03/01/27 (a)	500,000	487,459
6.13%, 11/15/41	150,000	177,913
4.80%, 07/15/46 (a)	1,000,000	1,018,110
Flowers Foods, Inc.
4.38%, 04/01/22 (a)	250,000	259,235
Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Mills, Inc.
3.20%, 04/16/21	1,000,000	1,009,048
4.00%, 04/17/25 (a)	1,000,000	1,035,680
4.55%, 04/17/38 (a)	500,000	495,822
Genzyme Corp.
5.00%, 06/15/20	250,000	257,309
Gilead Sciences, Inc.
2.55%, 09/01/20	500,000	499,524
4.40%, 12/01/21 (a)	350,000	363,843
2.50%, 09/01/23 (a)	750,000	742,349
3.70%, 04/01/24 (a)	400,000	413,305
3.50%, 02/01/25 (a)	750,000	766,120
3.65%, 03/01/26 (a)	400,000	408,210
4.60%, 09/01/35 (a)	500,000	525,550
5.65%, 12/01/41 (a)	200,000	234,545
4.80%, 04/01/44 (a)	500,000	525,923
4.50%, 02/01/45 (a)	250,000	253,411
4.75%, 03/01/46 (a)	750,000	786,151
4.15%, 03/01/47 (a)	750,000	724,831
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	350,000	353,781
2.85%, 05/08/22	500,000	502,245
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/23	250,000	255,857
3.63%, 05/15/25	1,000,000	1,036,189
3.88%, 05/15/28	500,000	524,737
6.38%, 05/15/38	600,000	791,913
Hasbro, Inc.
6.35%, 03/15/40	300,000	331,481
5.10%, 05/15/44 (a)	100,000	96,759
HCA, Inc.
5.88%, 03/15/22	1,000,000	1,073,519
5.00%, 03/15/24	1,000,000	1,061,356
4.50%, 02/15/27 (a)	750,000	771,436
5.50%, 06/15/47 (a)	500,000	532,349
Hershey Co.
2.30%, 08/15/26 (a)	750,000	715,459
Ingredion, Inc.
3.20%, 10/01/26 (a)	250,000	239,166
JM Smucker Co.
3.50%, 10/15/21	250,000	253,360
3.50%, 03/15/25	750,000	752,556
4.38%, 03/15/45	500,000	470,641
Johnson & Johnson
1.65%, 03/01/21 (a)	250,000	246,092
2.45%, 12/05/21	100,000	99,871
2.05%, 03/01/23 (a)	100,000	98,449
3.38%, 12/05/23	500,000	520,922
2.63%, 01/15/25 (a)	240,000	239,940
2.45%, 03/01/26 (a)	450,000	440,315
2.95%, 03/03/27 (a)	2,000,000	2,012,244
2.90%, 01/15/28 (a)	100,000	99,539
3.63%, 03/03/37 (a)	250,000	252,982
3.40%, 01/15/38 (a)	1,500,000	1,478,201
3.70%, 03/01/46 (a)	1,000,000	1,011,523
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	1,250,000	1,258,340
Kellogg Co.
2.65%, 12/01/23	500,000	490,107
4.30%, 05/15/28 (a)	1,000,000	1,026,925
Keurig Dr Pepper, Inc.
3.55%, 05/25/21 (g)	500,000	505,569
4.06%, 05/25/23 (a)(g)	250,000	257,326
3.13%, 12/15/23 (a)	250,000	247,017
4.42%, 05/25/25 (a)(g)	1,000,000	1,037,175
4.60%, 05/25/28 (a)(g)	500,000	521,614

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.42%, 12/15/46 (a)	250,000	229,052
5.09%, 05/25/48 (a)(g)	250,000	257,047
Kimberly-Clark Corp.
6.63%, 08/01/37	100,000	136,172
5.30%, 03/01/41	850,000	1,034,725
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	73,000	80,728
Koninklijke Philips N.V.
6.88%, 03/11/38	150,000	199,681
5.00%, 03/15/42	200,000	222,814
Kraft Heinz Foods Co.
3.50%, 06/06/22	1,250,000	1,264,204
3.50%, 07/15/22 (a)	500,000	504,969
3.95%, 07/15/25 (a)	250,000	252,164
3.00%, 06/01/26 (a)	250,000	233,263
6.88%, 01/26/39	250,000	283,206
5.00%, 06/04/42	1,500,000	1,421,363
5.20%, 07/15/45 (a)	500,000	483,308
4.38%, 06/01/46 (a)	750,000	649,941
Kroger Co.
2.80%, 08/01/22 (a)	750,000	746,548
4.00%, 02/01/24 (a)	750,000	775,063
4.50%, 01/15/29 (a)	150,000	153,568
6.90%, 04/15/38	90,000	107,574
5.40%, 07/15/40 (a)	500,000	512,497
4.45%, 02/01/47 (a)	250,000	227,015
4.65%, 01/15/48 (a)	100,000	92,809
5.40%, 01/15/49 (a)	150,000	155,662
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	1,250,000	1,237,419
4.70%, 02/01/45 (a)	250,000	244,056
Mayo Clinic
4.13%, 11/15/52	250,000	259,997
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	350,000	343,880
McKesson Corp.
2.70%, 12/15/22 (a)	250,000	246,745
3.80%, 03/15/24 (a)	500,000	510,681
3.95%, 02/16/28 (a)	1,000,000	1,000,944
Mead Johnson Nutrition Co.
3.00%, 11/15/20	250,000	250,963
4.13%, 11/15/25 (a)	300,000	318,605
4.60%, 06/01/44 (a)	350,000	382,714
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	500,000	509,193
Medtronic, Inc.
4.13%, 03/15/21 (a)	100,000	102,633
3.15%, 03/15/22	1,300,000	1,321,241
3.63%, 03/15/24 (a)	200,000	207,662
3.50%, 03/15/25	1,425,000	1,470,783
4.38%, 03/15/35	2,000,000	2,186,585
4.63%, 03/15/45	750,000	858,503
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/55	250,000	264,338
Merck & Co., Inc.
3.88%, 01/15/21 (a)	1,600,000	1,634,383
2.80%, 05/18/23	1,250,000	1,263,392
2.75%, 02/10/25 (a)	2,100,000	2,105,651
3.70%, 02/10/45 (a)	500,000	495,773
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	1,000,000	981,438
3.50%, 05/01/22	200,000	202,659
3.00%, 07/15/26 (a)	500,000	473,673
5.00%, 05/01/42	250,000	245,578
4.20%, 07/15/46 (a)	500,000	445,210
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mondelez International, Inc.
3.63%, 05/07/23 (a)	1,000,000	1,024,521
4.13%, 05/07/28 (a)	300,000	313,629
Mylan N.V.
3.15%, 06/15/21 (a)	400,000	398,986
3.95%, 06/15/26 (a)	1,000,000	954,972
Mylan, Inc.
4.55%, 04/15/28 (a)	500,000	486,580
5.40%, 11/29/43 (a)	250,000	229,965
5.20%, 04/15/48 (a)	250,000	225,874
Newell Brands, Inc.
3.85%, 04/01/23 (a)	500,000	494,707
4.20%, 04/01/26 (a)	450,000	429,914
5.38%, 04/01/36 (a)	193,000	175,565
Novartis Capital Corp.
4.40%, 04/24/20 (d)	100,000	101,792
2.40%, 09/21/22	100,000	99,601
3.00%, 11/20/25 (a)	1,000,000	1,016,222
3.10%, 05/17/27 (a)	750,000	757,736
4.40%, 05/06/44	750,000	827,696
NYU Langone Hospitals
4.78%, 07/01/44	450,000	506,525
PepsiCo, Inc.
2.15%, 10/14/20 (a)	100,000	99,666
3.13%, 11/01/20	250,000	252,528
2.00%, 04/15/21 (a)	300,000	297,544
1.70%, 10/06/21 (a)	1,000,000	979,452
2.75%, 03/05/22	1,350,000	1,363,495
2.75%, 03/01/23	250,000	253,139
3.60%, 03/01/24 (a)	500,000	522,411
2.75%, 04/30/25 (a)	250,000	250,577
2.38%, 10/06/26 (a)	250,000	239,873
3.00%, 10/15/27 (a)	500,000	497,621
4.60%, 07/17/45 (a)	1,300,000	1,479,448
3.45%, 10/06/46 (a)	1,000,000	964,817
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	500,000	485,231
Pfizer, Inc.
1.95%, 06/03/21	500,000	494,350
3.00%, 09/15/21	250,000	254,129
2.20%, 12/15/21	350,000	347,319
3.00%, 06/15/23	500,000	509,516
3.20%, 09/15/23 (a)	250,000	255,892
3.40%, 05/15/24	250,000	258,772
2.75%, 06/03/26	1,000,000	987,300
3.00%, 12/15/26	350,000	350,691
3.60%, 09/15/28 (a)	250,000	260,911
7.20%, 03/15/39	500,000	724,596
4.40%, 05/15/44	850,000	924,567
4.13%, 12/15/46	1,250,000	1,314,836
4.20%, 09/15/48 (a)	150,000	160,145
Philip Morris International, Inc.
4.13%, 05/17/21	500,000	514,448
2.90%, 11/15/21	500,000	502,886
2.38%, 08/17/22 (a)	500,000	493,751
2.50%, 08/22/22	250,000	247,888
2.63%, 03/06/23	150,000	149,012
2.75%, 02/25/26 (a)	250,000	243,858
3.13%, 03/02/28 (a)	1,000,000	975,070
6.38%, 05/16/38	650,000	805,811
4.38%, 11/15/41	250,000	244,023
4.88%, 11/15/43	500,000	523,183
4.25%, 11/10/44	200,000	194,539
Procter & Gamble Co.
1.85%, 02/02/21	1,500,000	1,483,832
2.30%, 02/06/22	500,000	499,473

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.45%, 11/03/26	250,000	243,806
3.50%, 10/25/47	750,000	749,697
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	500,000	500,555
4.70%, 03/30/45 (a)	500,000	498,536
Reynolds American, Inc.
4.45%, 06/12/25 (a)	650,000	668,746
6.15%, 09/15/43	500,000	522,524
5.85%, 08/15/45 (a)	1,500,000	1,542,117
Sanofi
4.00%, 03/29/21	150,000	153,983
3.63%, 06/19/28 (a)	250,000	259,334
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	500,000	494,059
2.88%, 09/23/23 (a)	1,250,000	1,234,353
3.20%, 09/23/26 (a)	1,000,000	967,960
Stryker Corp.
2.63%, 03/15/21 (a)	250,000	249,332
3.50%, 03/15/26 (a)	1,000,000	1,013,919
3.65%, 03/07/28 (a)	150,000	153,990
4.63%, 03/15/46 (a)	500,000	538,622
Sysco Corp.
3.55%, 03/15/25 (a)	750,000	761,144
3.75%, 10/01/25 (a)	750,000	768,184
3.30%, 07/15/26 (a)	250,000	248,681
4.50%, 04/01/46 (a)	150,000	153,567
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)(g)	250,000	262,599
The Coca-Cola Co.
3.15%, 11/15/20	500,000	504,433
3.20%, 11/01/23	1,250,000	1,285,023
2.88%, 10/27/25	250,000	252,110
The Kroger Co.
7.50%, 04/01/31 (d)	100,000	125,394
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	300,000	309,886
3.60%, 08/15/21 (a)	550,000	559,199
3.30%, 02/15/22	750,000	759,997
3.00%, 04/15/23 (a)	250,000	250,194
4.15%, 02/01/24 (a)	800,000	836,471
5.30%, 02/01/44 (a)	200,000	230,466
4.10%, 08/15/47 (a)	250,000	247,845
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	250,000	255,914
4.35%, 03/01/29 (a)	250,000	258,701
4.88%, 08/15/34 (a)	750,000	777,212
4.55%, 06/02/47 (a)	500,000	472,973
Unilever Capital Corp.
1.80%, 05/05/20	1,500,000	1,487,732
4.25%, 02/10/21	800,000	825,056
1.38%, 07/28/21	100,000	97,534
2.60%, 05/05/24 (a)	150,000	148,223
2.00%, 07/28/26	500,000	466,614
3.50%, 03/22/28 (a)	400,000	411,239
Wyeth LLC
6.00%, 02/15/36	150,000	192,159
5.95%, 04/01/37	500,000	636,919
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/20 (a)	500,000	498,868
3.70%, 03/19/23 (a)	250,000	252,415
4.45%, 08/15/45 (a)	849,000	796,260
Zoetis, Inc.
3.25%, 02/01/23 (a)	250,000	252,814
3.00%, 09/12/27 (a)	500,000	480,947
3.90%, 08/20/28 (a)	500,000	510,636
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.70%, 02/01/43 (a)	100,000	106,384
4.45%, 08/20/48 (a)	250,000	259,842
		239,445,700
Energy 2.2%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	598,000	620,118
6.45%, 09/15/36	1,000,000	1,152,010
6.60%, 03/15/46 (a)	1,000,000	1,217,300
Apache Corp.
3.63%, 02/01/21 (a)	250,000	252,975
3.25%, 04/15/22 (a)	983,000	984,192
6.00%, 01/15/37	278,000	303,962
5.10%, 09/01/40 (a)	500,000	492,507
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	250,000	248,514
3.34%, 12/15/27 (a)	750,000	729,906
4.08%, 12/15/47 (a)	600,000	551,484
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	500,000	517,551
4.45%, 07/15/27 (a)	1,000,000	976,220
BP Capital Markets America, Inc.
4.50%, 10/01/20	1,050,000	1,078,231
4.74%, 03/11/21	1,500,000	1,558,632
3.25%, 05/06/22	200,000	203,166
2.75%, 05/10/23	250,000	249,150
3.79%, 02/06/24 (a)	250,000	259,584
3.80%, 09/21/25 (a)	500,000	518,805
3.12%, 05/04/26 (a)	250,000	249,670
3.59%, 04/14/27 (a)	300,000	305,042
3.94%, 09/21/28 (a)	200,000	209,722
4.23%, 11/06/28 (a)	500,000	535,277
BP Capital Markets PLC
3.56%, 11/01/21	500,000	510,686
3.06%, 03/17/22	500,000	505,671
3.51%, 03/17/25	250,000	255,202
3.28%, 09/19/27 (a)	750,000	747,627
Buckeye Partners LP
4.88%, 02/01/21 (a)	350,000	358,726
4.35%, 10/15/24 (a)	300,000	304,209
4.13%, 12/01/27 (a)	1,750,000	1,673,439
Burlington Resources LLC
5.95%, 10/15/36	250,000	317,967
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	2,600,000	2,582,205
3.80%, 04/15/24 (a)	150,000	153,170
7.20%, 01/15/32	225,000	282,786
6.25%, 03/15/38	100,000	120,646
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	750,000	735,254
3.80%, 09/15/23 (a)	250,000	249,811
4.25%, 04/15/27 (a)	750,000	738,008
5.25%, 06/15/37 (a)	250,000	246,033
6.75%, 11/15/39	200,000	223,273
4.45%, 09/15/42 (a)	250,000	221,540
Chevron Corp.
2.42%, 11/17/20 (a)	150,000	149,762
2.50%, 03/03/22 (a)	300,000	300,190
2.36%, 12/05/22 (a)	499,000	495,656
3.19%, 06/24/23 (a)	1,150,000	1,177,218
2.90%, 03/03/24 (a)	1,500,000	1,517,997
2.95%, 05/16/26 (a)	250,000	252,045
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	583,000	609,014

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Concho Resources, Inc.
4.30%, 08/15/28 (a)	1,000,000	1,032,468
ConocoPhillips Co.
4.95%, 03/15/26 (a)	500,000	557,635
6.50%, 02/01/39	1,350,000	1,823,994
4.30%, 11/15/44 (a)	500,000	534,259
ConocoPhillips Holding Co.
6.95%, 04/15/29	450,000	582,911
Continental Resources, Inc.
5.00%, 09/15/22 (a)	400,000	403,294
4.50%, 04/15/23 (a)	250,000	259,020
4.90%, 06/01/44 (a)	500,000	510,044
Devon Energy Corp.
3.25%, 05/15/22 (a)	1,000,000	1,009,948
5.00%, 06/15/45 (a)	800,000	839,063
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (a)	550,000	589,325
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	99,351
4.95%, 05/15/28 (a)	250,000	253,361
5.00%, 05/15/44 (a)	150,000	134,929
Enbridge Energy Partners LP
4.38%, 10/15/20 (a)	1,000,000	1,022,111
Enbridge, Inc.
4.25%, 12/01/26 (a)	1,000,000	1,043,548
3.70%, 07/15/27 (a)	500,000	499,022
4.50%, 06/10/44 (a)	150,000	151,018
5.50%, 12/01/46 (a)	250,000	298,747
Encana Corp.
3.90%, 11/15/21 (a)	250,000	254,631
6.50%, 02/01/38	500,000	587,447
Energy Transfer Operating LP
4.15%, 10/01/20 (a)	1,250,000	1,270,541
5.20%, 02/01/22 (a)	1,750,000	1,838,726
4.20%, 04/15/27 (a)	250,000	251,195
4.90%, 03/15/35 (a)	750,000	713,810
6.63%, 10/15/36	500,000	565,200
7.50%, 07/01/38	500,000	607,875
6.50%, 02/01/42 (a)	800,000	890,108
5.15%, 03/15/45 (a)	250,000	240,678
6.13%, 12/15/45 (a)	500,000	544,531
5.30%, 04/15/47 (a)	250,000	247,104
6.00%, 06/15/48 (a)	350,000	378,380
6.25%, 04/15/49 (a)	500,000	560,840
Enterprise Products Operating LLC
2.85%, 04/15/21 (a)	1,250,000	1,251,017
3.35%, 03/15/23 (a)	500,000	507,746
3.90%, 02/15/24 (a)	400,000	415,498
3.70%, 02/15/26 (a)	150,000	153,974
3.95%, 02/15/27 (a)	350,000	361,969
4.15%, 10/16/28 (a)	250,000	262,952
6.65%, 10/15/34	250,000	315,097
7.55%, 04/15/38	150,000	202,408
6.13%, 10/15/39	250,000	300,507
5.70%, 02/15/42	150,000	176,748
4.45%, 02/15/43 (a)	200,000	201,204
4.85%, 03/15/44 (a)	250,000	265,117
5.10%, 02/15/45 (a)	500,000	548,350
4.90%, 05/15/46 (a)	400,000	429,596
4.25%, 02/15/48 (a)	500,000	488,109
4.80%, 02/01/49 (a)	250,000	266,317
4.95%, 10/15/54 (a)	500,000	520,336
5.25%, 08/16/77 (a)(b)	250,000	231,619
5.38%, 02/15/78 (a)(b)	150,000	134,029
Security Rate, Maturity Date	Face Amount ($)	Value ($)
EOG Resources, Inc.
3.15%, 04/01/25 (a)	250,000	250,049
4.15%, 01/15/26 (a)	250,000	264,896
EQT Corp.
3.00%, 10/01/22 (a)	1,000,000	981,830
EQT Midstream Partners LP
5.50%, 07/15/28 (a)	250,000	252,766
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	1,000,000	995,831
2.40%, 03/06/22 (a)	250,000	250,110
3.18%, 03/15/24 (a)	250,000	257,024
2.71%, 03/06/25 (a)	750,000	751,428
3.57%, 03/06/45 (a)	500,000	499,889
4.11%, 03/01/46 (a)	700,000	758,907
Halliburton Co.
3.50%, 08/01/23 (a)	250,000	255,325
3.80%, 11/15/25 (a)	750,000	767,229
4.85%, 11/15/35 (a)	750,000	787,337
7.45%, 09/15/39	250,000	338,442
4.50%, 11/15/41 (a)	150,000	149,031
5.00%, 11/15/45 (a)	500,000	532,427
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	1,250,000	1,305,824
Hess Corp.
7.30%, 08/15/31	347,000	405,050
7.13%, 03/15/33	600,000	695,645
5.60%, 02/15/41	500,000	507,927
5.80%, 04/01/47 (a)	250,000	260,604
HollyFrontier Corp.
5.88%, 04/01/26 (a)	250,000	267,740
Husky Energy, Inc.
3.95%, 04/15/22 (a)	500,000	511,777
6.80%, 09/15/37	350,000	429,176
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	287,479
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (a)	1,500,000	1,518,001
4.30%, 05/01/24 (a)	300,000	313,572
5.80%, 03/15/35	100,000	110,350
5.00%, 08/15/42 (a)	1,100,000	1,103,555
4.70%, 11/01/42 (a)	300,000	292,953
5.40%, 09/01/44 (a)	400,000	423,784
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	782,933
4.30%, 03/01/28 (a)	1,000,000	1,033,929
7.80%, 08/01/31	500,000	644,085
5.55%, 06/01/45 (a)	1,200,000	1,310,606
Magellan Midstream Partners LP
5.15%, 10/15/43 (a)	750,000	815,579
Marathon Oil Corp.
2.80%, 11/01/22 (a)	550,000	543,458
6.60%, 10/01/37	1,000,000	1,179,270
Marathon Petroleum Corp.
3.40%, 12/15/20 (a)	500,000	504,401
5.13%, 03/01/21 (d)	250,000	260,575
3.63%, 09/15/24 (a)	500,000	504,716
3.80%, 04/01/28 (a)(g)	250,000	247,757
6.50%, 03/01/41 (a)	500,000	610,162
4.75%, 09/15/44 (a)	250,000	249,270
MPLX LP
4.50%, 07/15/23 (a)	500,000	524,439
4.88%, 12/01/24 (a)	250,000	266,910
4.00%, 02/15/25 (a)	250,000	254,868
4.00%, 03/15/28 (a)	250,000	248,686
4.80%, 02/15/29 (a)	250,000	263,404

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 04/15/38 (a)	500,000	475,670
4.70%, 04/15/48 (a)	1,500,000	1,435,298
5.50%, 02/15/49 (a)	250,000	267,044
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	250,000	245,238
3.95%, 12/01/42 (a)	150,000	126,891
Newfield Exploration Co.
5.75%, 01/30/22	350,000	373,977
5.38%, 01/01/26 (a)	250,000	269,774
Noble Energy, Inc.
3.85%, 01/15/28 (a)	750,000	739,498
6.00%, 03/01/41 (a)	250,000	277,112
5.25%, 11/15/43 (a)	400,000	408,510
5.05%, 11/15/44 (a)	350,000	348,007
Occidental Petroleum Corp.
4.10%, 02/01/21 (a)	250,000	255,865
2.70%, 02/15/23 (a)	250,000	249,655
3.40%, 04/15/26 (a)	1,000,000	1,021,740
4.40%, 04/15/46 (a)	1,250,000	1,326,284
ONEOK, Inc.
4.55%, 07/15/28 (a)	750,000	776,330
5.20%, 07/15/48 (a)	1,000,000	1,027,562
Petro-Canada
5.95%, 05/15/35	350,000	410,869
6.80%, 05/15/38	350,000	451,375
Phillips 66
4.30%, 04/01/22	750,000	782,664
3.90%, 03/15/28 (a)	500,000	509,181
4.88%, 11/15/44 (a)	1,000,000	1,096,934
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	500,000	499,574
Plains All American Pipeline LP
5.00%, 02/01/21 (a)	1,000,000	1,028,173
3.65%, 06/01/22 (a)	200,000	201,346
3.85%, 10/15/23 (a)	150,000	151,517
4.65%, 10/15/25 (a)	500,000	521,384
4.50%, 12/15/26 (a)	1,000,000	1,025,435
6.65%, 01/15/37	100,000	112,389
4.30%, 01/31/43 (a)	800,000	690,824
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	1,000,000	1,084,417
5.75%, 05/15/24 (a)	2,175,000	2,398,145
5.63%, 03/01/25 (a)	1,000,000	1,099,911
Shell International Finance BV
1.88%, 05/10/21	1,000,000	987,373
1.75%, 09/12/21	250,000	244,464
3.40%, 08/12/23	750,000	771,455
3.25%, 05/11/25	1,500,000	1,529,016
2.88%, 05/10/26	500,000	498,409
4.13%, 05/11/35	850,000	906,465
6.38%, 12/15/38	1,500,000	2,031,924
4.55%, 08/12/43	1,050,000	1,173,145
4.38%, 05/11/45	250,000	273,471
4.00%, 05/10/46	250,000	260,322
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	100,000	106,375
5.95%, 09/25/43 (a)	600,000	706,328
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	250,000	256,179
5.95%, 12/01/34	250,000	301,935
6.50%, 06/15/38	450,000	568,352
4.00%, 11/15/47 (a)	250,000	246,489
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	250,000	256,916
5.35%, 05/15/45 (a)	100,000	97,973
Total Capital International S.A.
2.88%, 02/17/22	500,000	504,370
2.70%, 01/25/23	250,000	249,879
3.70%, 01/15/24	1,000,000	1,038,742
3.75%, 04/10/24	500,000	520,987
3.46%, 02/19/29 (a)	356,000	364,256
TransCanada PipeLines Ltd.
2.50%, 08/01/22	695,000	688,499
4.88%, 01/15/26 (a)	300,000	324,682
4.25%, 05/15/28 (a)	500,000	522,320
4.63%, 03/01/34 (a)	850,000	895,398
7.63%, 01/15/39	750,000	1,022,017
4.88%, 05/15/48 (a)	250,000	261,828
5.10%, 03/15/49 (a)	400,000	430,774
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	312,810
4.60%, 03/15/48 (a)	150,000	153,031
Valero Energy Corp.
6.63%, 06/15/37	700,000	858,666
4.90%, 03/15/45	500,000	528,086
Western Midstream Operating LP
3.95%, 06/01/25 (a)	500,000	493,342
4.75%, 08/15/28 (a)	300,000	304,803
5.45%, 04/01/44 (a)	150,000	143,592
Williams Cos., Inc.
3.60%, 03/15/22 (a)	2,150,000	2,182,418
3.90%, 01/15/25 (a)	350,000	357,438
4.00%, 09/15/25 (a)	150,000	154,199
3.75%, 06/15/27 (a)	500,000	496,849
8.75%, 03/15/32	500,000	696,218
6.30%, 04/15/40	600,000	702,547
5.10%, 09/15/45 (a)	250,000	257,428
4.85%, 03/01/48 (a)	500,000	498,895
		130,210,124
Industrial Other 0.1%
Cintas Corp. No 2
3.70%, 04/01/27 (a)	750,000	770,747
Fluor Corp.
3.50%, 12/15/24 (a)	300,000	300,178
George Washington University
4.13%, 09/15/48 (a)	250,000	262,413
Massachusetts Institute of Technology
5.60%, 07/01/11	415,000	576,878
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	50,000	47,376
3.30%, 07/15/56 (a)	1,600,000	1,503,583
Princeton University
5.70%, 03/01/39	1,000,000	1,285,063
Steelcase, Inc.
5.13%, 01/18/29 (a)	150,000	156,607
William Marsh Rice University
3.57%, 05/15/45	300,000	297,416
		5,200,261
Technology 1.9%
Adobe, Inc.
3.25%, 02/01/25 (a)	500,000	512,029
Alphabet, Inc.
3.38%, 02/25/24	600,000	624,208
2.00%, 08/15/26 (a)	250,000	236,106

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Analog Devices, Inc.
2.50%, 12/05/21 (a)	150,000	148,686
3.13%, 12/05/23 (a)	750,000	755,793
3.90%, 12/15/25 (a)	300,000	305,696
Apple, Inc.
1.80%, 05/11/20	750,000	744,306
2.25%, 02/23/21 (a)	2,250,000	2,242,753
2.85%, 05/06/21	2,250,000	2,265,671
2.15%, 02/09/22	600,000	594,293
2.50%, 02/09/22 (a)	1,250,000	1,249,036
2.70%, 05/13/22	250,000	251,499
2.40%, 01/13/23 (a)	1,000,000	993,100
2.40%, 05/03/23	1,750,000	1,734,113
3.45%, 05/06/24	1,000,000	1,032,797
2.75%, 01/13/25 (a)	500,000	498,248
3.25%, 02/23/26 (a)	500,000	509,935
3.35%, 02/09/27 (a)	1,500,000	1,532,212
4.50%, 02/23/36 (a)	250,000	280,644
3.85%, 05/04/43	1,000,000	1,011,614
4.45%, 05/06/44	500,000	551,226
3.45%, 02/09/45	500,000	476,503
4.38%, 05/13/45	1,100,000	1,199,141
4.25%, 02/09/47 (a)	2,100,000	2,243,252
3.75%, 11/13/47 (a)	250,000	250,148
Applied Materials, Inc.
2.63%, 10/01/20 (a)	250,000	249,690
4.30%, 06/15/21	250,000	259,419
3.90%, 10/01/25 (a)	750,000	789,680
4.35%, 04/01/47 (a)	250,000	262,917
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	500,000	485,021
Autodesk, Inc.
4.38%, 06/15/25 (a)	500,000	516,816
Baidu, Inc.
3.00%, 06/30/20	250,000	249,983
2.88%, 07/06/22	500,000	494,274
3.88%, 09/29/23 (a)	750,000	766,529
4.38%, 03/29/28 (a)	250,000	257,984
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (a)	1,500,000	1,493,437
3.63%, 01/15/24 (a)	2,500,000	2,495,039
3.13%, 01/15/25 (a)	500,000	479,529
3.88%, 01/15/27 (a)	500,000	478,137
3.50%, 01/15/28 (a)	350,000	321,918
Cisco Systems, Inc.
2.20%, 02/28/21	1,500,000	1,490,641
2.20%, 09/20/23 (a)	750,000	739,958
3.63%, 03/04/24	250,000	262,753
3.50%, 06/15/25	250,000	260,628
5.90%, 02/15/39	500,000	657,381
5.50%, 01/15/40	1,000,000	1,268,669
Corning, Inc.
2.90%, 05/15/22 (a)	250,000	248,767
5.35%, 11/15/48 (a)	250,000	284,727
4.38%, 11/15/57 (a)	300,000	278,683
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(g)	1,250,000	1,282,903
5.45%, 06/15/23 (a)(g)	800,000	853,198
4.00%, 07/15/24 (a)(g)	250,000	251,790
6.02%, 06/15/26 (a)(g)	2,000,000	2,152,941
5.30%, 10/01/29 (a)(g)	500,000	505,380
8.10%, 07/15/36 (a)(g)	250,000	294,084
8.35%, 07/15/46 (a)(g)	450,000	543,847
DXC Technology Co.
4.25%, 04/15/24 (a)	150,000	152,287
4.75%, 04/15/27 (a)	150,000	152,492
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fidelity National Information Services, Inc.
2.25%, 08/15/21 (a)	250,000	245,682
3.50%, 04/15/23 (a)	909,000	924,591
5.00%, 10/15/25 (a)	139,000	149,895
3.00%, 08/15/26 (a)	450,000	431,545
4.25%, 05/15/28 (a)	750,000	771,823
Fiserv, Inc.
3.50%, 10/01/22 (a)	250,000	253,356
3.85%, 06/01/25 (a)	250,000	256,741
4.20%, 10/01/28 (a)	750,000	773,254
Flex Ltd.
4.75%, 06/15/25 (a)	500,000	515,171
Harris Corp.
6.15%, 12/15/40	150,000	184,547
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	1,000,000	1,009,069
4.40%, 10/15/22 (a)	1,000,000	1,046,676
6.35%, 10/15/45 (a)	750,000	787,128
HP, Inc.
4.30%, 06/01/21	500,000	514,041
6.00%, 09/15/41	500,000	535,931
IBM Credit LLC
2.65%, 02/05/21	250,000	249,771
3.60%, 11/30/21	250,000	255,410
Intel Corp.
2.45%, 07/29/20	750,000	749,188
1.70%, 05/19/21 (a)	750,000	737,402
2.35%, 05/11/22 (a)	1,600,000	1,594,911
3.15%, 05/11/27 (a)	1,000,000	1,011,790
4.80%, 10/01/41	500,000	579,255
4.25%, 12/15/42 (d)	250,000	269,108
4.10%, 05/19/46 (a)	650,000	687,902
4.10%, 05/11/47 (a)	750,000	797,023
International Business Machines Corp.
2.25%, 02/19/21	1,500,000	1,487,910
1.88%, 08/01/22	200,000	194,346
2.88%, 11/09/22	250,000	251,033
3.38%, 08/01/23	150,000	153,092
3.63%, 02/12/24	1,000,000	1,029,768
3.45%, 02/19/26	750,000	762,288
3.30%, 01/27/27	1,000,000	1,005,717
4.00%, 06/20/42	700,000	687,677
4.70%, 02/19/46	150,000	164,038
Jabil, Inc.
3.95%, 01/12/28 (a)	250,000	234,500
Juniper Networks, Inc.
4.50%, 03/15/24	500,000	520,986
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	650,000	672,513
KLA-Tencor Corp.
4.65%, 11/01/24 (a)	500,000	534,381
Lam Research Corp.
2.80%, 06/15/21 (a)	500,000	500,262
3.80%, 03/15/25 (a)	500,000	514,211
4.00%, 03/15/29 (a)	150,000	153,395
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	153,150
5.33%, 02/06/29 (a)	250,000	256,857
Microsoft Corp.
2.00%, 11/03/20 (a)	1,000,000	993,718
1.55%, 08/08/21 (a)	1,750,000	1,708,861
2.40%, 02/06/22 (a)	500,000	499,510
2.38%, 02/12/22 (a)	1,000,000	1,000,796
2.00%, 08/08/23 (a)	500,000	488,637
2.88%, 02/06/24 (a)	250,000	252,896

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.70%, 02/12/25 (a)	400,000	400,460
3.13%, 11/03/25 (a)	1,000,000	1,024,084
2.40%, 08/08/26 (a)	2,000,000	1,940,862
3.30%, 02/06/27 (a)	575,000	590,841
4.20%, 11/03/35 (a)	350,000	385,303
4.50%, 10/01/40 (d)	100,000	113,821
5.30%, 02/08/41	500,000	628,584
4.45%, 11/03/45 (a)	2,600,000	2,951,195
3.70%, 08/08/46 (a)	500,000	510,991
4.25%, 02/06/47 (a)	1,850,000	2,063,823
4.00%, 02/12/55 (a)	600,000	629,170
4.75%, 11/03/55 (a)	250,000	301,345
3.95%, 08/08/56 (a)	600,000	626,701
4.50%, 02/06/57 (a)	750,000	859,719
Motorola Solutions, Inc.
3.50%, 09/01/21	250,000	252,741
3.50%, 03/01/23	250,000	251,382
4.60%, 02/23/28 (a)	250,000	252,274
NVIDIA Corp.
2.20%, 09/16/21 (a)	700,000	690,851
3.20%, 09/16/26 (a)	500,000	498,423
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)(g)	500,000	538,665
Oracle Corp.
2.80%, 07/08/21	1,000,000	1,004,478
1.90%, 09/15/21 (a)	1,100,000	1,082,412
2.50%, 05/15/22 (a)	1,000,000	996,918
2.50%, 10/15/22	1,500,000	1,492,679
2.40%, 09/15/23 (a)	250,000	246,429
3.40%, 07/08/24 (a)	650,000	665,073
2.95%, 11/15/24 (a)	500,000	501,195
2.95%, 05/15/25 (a)	500,000	499,825
2.65%, 07/15/26 (a)	500,000	484,156
3.25%, 11/15/27 (a)	500,000	503,250
3.25%, 05/15/30 (a)	250,000	249,409
4.30%, 07/08/34 (a)	400,000	429,410
3.90%, 05/15/35 (a)	250,000	255,946
3.80%, 11/15/37 (a)	1,000,000	1,002,297
6.50%, 04/15/38	500,000	665,104
6.13%, 07/08/39	750,000	963,609
5.38%, 07/15/40	750,000	889,719
4.13%, 05/15/45 (a)	600,000	612,983
4.00%, 07/15/46 (a)	500,000	503,348
4.00%, 11/15/47 (a)	500,000	503,725
4.38%, 05/15/55 (a)	250,000	263,977
QUALCOMM, Inc.
3.00%, 05/20/22	1,000,000	1,008,708
3.45%, 05/20/25 (a)	1,500,000	1,512,432
3.25%, 05/20/27 (a)	250,000	244,517
4.80%, 05/20/45 (a)	1,000,000	1,016,775
4.30%, 05/20/47 (a)	250,000	238,975
salesforce.com, Inc.
3.70%, 04/11/28 (a)	500,000	523,839
Seagate HDD Cayman
4.75%, 06/01/23	750,000	758,869
4.75%, 01/01/25	500,000	486,076
4.88%, 06/01/27 (a)	500,000	477,116
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	250,000	245,426
2.25%, 05/01/23 (a)	250,000	246,737
4.15%, 05/15/48 (a)	250,000	268,706
Total System Services, Inc.
3.75%, 06/01/23 (a)	750,000	761,777
4.45%, 06/01/28 (a)	250,000	255,629
Trimble, Inc.
4.15%, 06/15/23 (a)	250,000	254,554
4.90%, 06/15/28 (a)	200,000	204,515
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	150,000	144,873
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	500,000	521,846
VMware, Inc.
3.90%, 08/21/27 (a)	1,250,000	1,202,848
		112,777,658
Transportation 0.6%
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/26	194,436	195,155
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	621,063	611,635
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/28	1,349,250	1,318,710
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (a)	250,000	261,855
3.40%, 09/01/24 (a)	1,500,000	1,547,161
5.05%, 03/01/41 (a)	500,000	576,937
4.38%, 09/01/42 (a)	550,000	587,677
5.15%, 09/01/43 (a)	350,000	412,932
4.55%, 09/01/44 (a)	1,000,000	1,099,421
4.05%, 06/15/48 (a)	1,500,000	1,547,935
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	151,142
3.20%, 08/02/46 (a)	250,000	231,068
3.65%, 02/03/48 (a)	250,000	251,715
4.45%, 01/20/49 (a)	200,000	226,643
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	350,000	343,353
4.00%, 06/01/28 (a)	250,000	262,534
7.13%, 10/15/31	500,000	664,185
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/22	341,936	359,954
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	72,930	74,610
CSX Corp.
4.25%, 06/01/21 (a)	150,000	154,121
2.60%, 11/01/26 (a)	250,000	237,431
3.25%, 06/01/27 (a)	750,000	741,028
6.15%, 05/01/37	500,000	612,517
5.50%, 04/15/41 (a)	1,000,000	1,155,923
4.10%, 03/15/44 (a)	850,000	840,330
3.80%, 11/01/46 (a)	500,000	471,296
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/22	320,762	350,590
Delta Air Lines, Inc.
2.60%, 12/04/20	500,000	495,811
3.63%, 03/15/22 (a)	250,000	251,583
4.38%, 04/19/28 (a)	250,000	245,179
FedEx Corp.
3.25%, 04/01/26 (a)	500,000	498,018
3.30%, 03/15/27 (a)	400,000	394,572
3.40%, 02/15/28 (a)	750,000	742,956
3.90%, 02/01/35	300,000	281,590
3.88%, 08/01/42	200,000	176,359
4.55%, 04/01/46 (a)	500,000	482,342
4.40%, 01/15/47 (a)	1,000,000	941,086
4.95%, 10/17/48 (a)	300,000	309,510
Kansas City Southern
4.70%, 05/01/48 (a)	200,000	209,463
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	750,000	754,523
2.90%, 06/15/26 (a)	600,000	588,112
4.84%, 10/01/41	350,000	381,867

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.45%, 06/15/45 (a)	250,000	260,256
4.65%, 01/15/46 (a)	450,000	484,264
4.15%, 02/28/48 (a)	500,000	507,549
4.05%, 08/15/52 (a)	250,000	242,970
Ryder System, Inc.
3.40%, 03/01/23 (a)	500,000	506,156
3.88%, 12/01/23 (a)	250,000	255,840
3.65%, 03/18/24 (a)	500,000	510,569
Southwest Airlines Co.
3.45%, 11/16/27 (a)	400,000	399,249
Union Pacific Corp.
4.00%, 02/01/21 (a)	250,000	255,281
3.20%, 06/08/21	250,000	252,603
4.16%, 07/15/22 (a)	250,000	260,734
3.65%, 02/15/24 (a)	500,000	516,223
3.15%, 03/01/24 (a)	250,000	253,854
3.25%, 08/15/25 (a)	500,000	506,567
2.75%, 03/01/26 (a)	500,000	487,717
3.38%, 02/01/35 (a)	750,000	703,776
4.38%, 09/10/38 (a)	500,000	519,995
4.15%, 01/15/45 (a)	1,000,000	991,715
4.05%, 11/15/45 (a)	120,000	117,944
4.00%, 04/15/47 (a)	500,000	494,157
4.50%, 09/10/48 (a)	600,000	637,767
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/26	116,806	119,218
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/28	460,424	449,300
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/30	343,907	339,781
United Parcel Service, Inc.
3.13%, 01/15/21	500,000	506,023
2.35%, 05/16/22 (a)	250,000	248,530
2.45%, 10/01/22	500,000	498,630
2.80%, 11/15/24 (a)	250,000	251,958
3.05%, 11/15/27 (a)	500,000	500,050
6.20%, 01/15/38	400,000	517,651
4.88%, 11/15/40 (a)	650,000	726,973
3.75%, 11/15/47 (a)	250,000	239,752
		35,603,881
		882,344,697

Utility 1.7%
Electric 1.6%
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	246,164
Alabama Power Co.
3.55%, 12/01/23	350,000	362,486
4.30%, 01/02/46 (a)	500,000	528,270
3.70%, 12/01/47 (a)	1,000,000	976,040
Ameren Corp.
3.65%, 02/15/26 (a)	750,000	756,210
Ameren Illinois Co.
4.50%, 03/15/49 (a)	150,000	167,556
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	507,042
3.30%, 06/01/27 (a)	300,000	296,503
7.00%, 04/01/38	750,000	981,672
4.45%, 06/01/45 (a)	500,000	515,782
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	250,582
4.35%, 11/15/45 (a)	1,000,000	1,053,258
Avangrid, Inc.
3.15%, 12/01/24 (a)	500,000	494,500
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Baltimore Gas & Electric Co.
3.50%, 08/15/46 (a)	250,000	235,289
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	250,000	249,012
3.25%, 04/15/28 (a)	1,500,000	1,491,164
6.13%, 04/01/36	737,000	926,757
5.95%, 05/15/37	250,000	310,378
5.15%, 11/15/43 (a)	800,000	925,923
4.50%, 02/01/45 (a)	850,000	904,865
Black Hills Corp.
4.35%, 05/01/33 (a)	250,000	257,921
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/49 (a)	300,000	325,470
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	300,000	292,947
3.85%, 02/01/24 (a)	250,000	255,091
4.25%, 11/01/28 (a)	500,000	517,559
CMS Energy Corp.
3.00%, 05/15/26 (a)	1,500,000	1,466,123
4.88%, 03/01/44 (a)	500,000	548,157
Commonwealth Edison Co.
3.70%, 08/15/28 (a)	950,000	996,939
Connecticut Light & Power Co.
4.00%, 04/01/48 (a)	150,000	155,969
Consolidated Edison Co. of New York, Inc.
6.75%, 04/01/38	500,000	668,116
5.50%, 12/01/39	250,000	298,350
3.95%, 03/01/43 (a)	1,000,000	993,307
4.45%, 03/15/44 (a)	1,150,000	1,213,557
4.50%, 05/15/58 (a)	150,000	156,890
Consolidated Edison, Inc.
2.00%, 05/15/21 (a)	250,000	246,229
Consumers Energy Co.
3.38%, 08/15/23 (a)	500,000	513,457
3.95%, 05/15/43 (a)	250,000	258,890
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	515,960
Dominion Energy, Inc.
2.00%, 08/15/21 (a)	250,000	244,242
2.85%, 08/15/26 (a)	750,000	720,629
4.25%, 06/01/28 (a)	150,000	157,335
5.25%, 08/01/33	500,000	561,849
4.05%, 09/15/42 (a)	500,000	482,198
DPL, Inc.
7.25%, 10/15/21 (a)	500,000	539,275
DTE Electric Co.
3.70%, 06/01/46 (a)	500,000	485,675
4.05%, 05/15/48 (a)	150,000	156,581
3.95%, 03/01/49 (a)	300,000	307,260
DTE Energy Co.
3.30%, 06/15/22 (a)	500,000	504,392
Duke Energy Carolinas LLC
6.10%, 06/01/37	250,000	316,610
6.05%, 04/15/38	1,255,000	1,601,548
5.30%, 02/15/40	600,000	725,086
3.75%, 06/01/45 (a)	750,000	743,987
3.88%, 03/15/46 (a)	250,000	251,961
Duke Energy Corp.
3.55%, 09/15/21 (a)	250,000	253,978
3.05%, 08/15/22 (a)	950,000	958,075
3.75%, 04/15/24 (a)	1,000,000	1,031,763
2.65%, 09/01/26 (a)	500,000	476,765
3.75%, 09/01/46 (a)	200,000	187,285
3.95%, 08/15/47 (a)	250,000	241,340

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	1,250,000	1,260,272
Duke Energy Ohio, Inc.
4.30%, 02/01/49 (a)	150,000	160,358
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	1,500,000	1,564,344
3.70%, 10/15/46 (a)	500,000	488,820
Edison International
2.95%, 03/15/23 (a)	500,000	464,525
Emera US Finance LP
3.55%, 06/15/26 (a)	187,000	185,170
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	500,000	509,705
Entergy Corp.
4.00%, 07/15/22 (a)	500,000	513,918
2.95%, 09/01/26 (a)	250,000	240,452
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	500,000	472,665
4.95%, 01/15/45 (a)	500,000	522,059
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	150,000	155,782
Eversource Energy
2.75%, 03/15/22 (a)	250,000	249,987
3.80%, 12/01/23 (a)	500,000	518,017
3.30%, 01/15/28 (a)	250,000	247,326
Exelon Corp.
2.85%, 06/15/20 (a)	500,000	499,553
3.95%, 06/15/25 (a)	500,000	518,022
4.95%, 06/15/35 (a)(g)	250,000	265,808
5.63%, 06/15/35	250,000	284,061
4.45%, 04/15/46 (a)	500,000	516,018
Exelon Generation Co. LLC
4.00%, 10/01/20 (a)	250,000	253,534
4.25%, 06/15/22 (a)	250,000	259,438
6.25%, 10/01/39	1,000,000	1,111,664
5.60%, 06/15/42 (a)	250,000	263,582
FirstEnergy Corp.
3.90%, 07/15/27 (a)	750,000	761,628
7.38%, 11/15/31	500,000	661,949
4.85%, 07/15/47 (a)	500,000	536,951
Florida Power & Light Co.
2.75%, 06/01/23 (a)	250,000	251,518
3.25%, 06/01/24 (a)	250,000	256,312
3.13%, 12/01/25 (a)	500,000	507,803
4.95%, 06/01/35	150,000	171,470
5.95%, 02/01/38	150,000	193,685
5.96%, 04/01/39	500,000	645,574
4.05%, 06/01/42 (a)	350,000	368,387
3.80%, 12/15/42 (a)	275,000	277,733
3.70%, 12/01/47 (a)	500,000	498,265
3.95%, 03/01/48 (a)	250,000	259,557
4.13%, 06/01/48 (a)	150,000	160,556
3.99%, 03/01/49 (a)	150,000	157,565
Fortis, Inc.
3.06%, 10/04/26 (a)	500,000	477,949
Georgia Power Co.
2.85%, 05/15/22	1,000,000	990,360
4.30%, 03/15/42	150,000	148,674
Indiana Michigan Power Co.
3.75%, 07/01/47 (a)	250,000	238,653
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	100,000	104,616
6.25%, 07/15/39	250,000	314,693
Security Rate, Maturity Date	Face Amount ($)	Value ($)
ITC Holdings Corp.
3.25%, 06/30/26 (a)	500,000	489,860
3.35%, 11/15/27 (a)	100,000	98,979
LG&E & KU Energy LLC
3.75%, 11/15/20 (a)	1,000,000	1,011,329
MidAmerican Energy Co.
3.95%, 08/01/47 (a)	200,000	204,327
3.65%, 08/01/48 (a)	250,000	243,265
4.25%, 07/15/49 (a)	250,000	266,347
National Rural Utilities Cooperative Finance Corp.
2.90%, 03/15/21	250,000	251,376
2.40%, 04/25/22 (a)	250,000	248,375
2.30%, 09/15/22 (a)	250,000	246,361
3.40%, 11/15/23 (a)	250,000	256,447
2.95%, 02/07/24 (a)	150,000	150,621
3.25%, 11/01/25 (a)	250,000	253,774
3.40%, 02/07/28 (a)	250,000	253,792
3.90%, 11/01/28 (a)	250,000	264,586
5.25%, 04/20/46 (a)(b)	800,000	802,974
Nevada Power Co.
2.75%, 04/15/20	250,000	250,322
3.70%, 05/01/29 (a)	750,000	773,522
6.65%, 04/01/36	500,000	649,644
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 (a)	150,000	150,767
Northern States Power Co.
6.25%, 06/01/36	750,000	974,758
4.00%, 08/15/45 (a)	250,000	257,344
3.60%, 05/15/46 (a)	500,000	489,790
3.60%, 09/15/47 (a)	250,000	244,562
NorthWestern Corp.
4.18%, 11/15/44 (a)	500,000	510,458
NSTAR Electric Co.
5.50%, 03/15/40	150,000	179,888
4.40%, 03/01/44 (a)	250,000	268,815
NV Energy, Inc.
6.25%, 11/15/20	350,000	369,011
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	175,011
5.25%, 09/01/50	150,000	164,149
Oklahoma Gas & Electric Co.
4.15%, 04/01/47 (a)	240,000	244,048
Oncor Electric Delivery Co. LLC
7.00%, 05/01/32	250,000	336,256
4.55%, 12/01/41 (a)	1,200,000	1,333,773
PacifiCorp
3.85%, 06/15/21 (a)	150,000	153,524
PECO Energy Co.
3.90%, 03/01/48 (a)	1,000,000	1,012,595
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	258,521
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	1,100,000	1,129,008
3.40%, 06/01/23 (a)	1,000,000	1,004,918
5.00%, 03/15/44 (a)	250,000	272,415
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	650,379
4.15%, 06/15/48 (a)	750,000	791,681
Progress Energy, Inc.
4.40%, 01/15/21 (a)	250,000	256,070
7.75%, 03/01/31	250,000	340,338
PSEG Power LLC
5.13%, 04/15/20	400,000	408,934
3.00%, 06/15/21 (a)	1,500,000	1,493,565

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Public Service Co. of Colorado
2.25%, 09/15/22 (a)	1,000,000	987,660
3.70%, 06/15/28 (a)	150,000	156,310
Public Service Electric & Gas Co.
3.95%, 05/01/42 (a)	100,000	102,894
3.80%, 01/01/43 (a)	150,000	150,247
3.80%, 03/01/46 (a)	150,000	149,967
3.60%, 12/01/47 (a)	500,000	486,735
Puget Energy, Inc.
6.50%, 12/15/20	500,000	527,666
6.00%, 09/01/21	250,000	265,811
Puget Sound Energy, Inc.
5.64%, 04/15/41 (a)	250,000	306,423
4.30%, 05/20/45 (a)	150,000	159,963
San Diego Gas & Electric Co.
3.00%, 08/15/21	250,000	251,377
3.75%, 06/01/47 (a)	250,000	234,631
Sempra Energy
3.55%, 06/15/24 (a)	400,000	400,515
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (a)	484,000	514,103
Southern California Edison Co.
2.40%, 02/01/22 (a)	500,000	485,413
3.50%, 10/01/23 (a)	250,000	248,718
4.20%, 03/01/29 (a)	150,000	152,610
6.65%, 04/01/29	500,000	548,678
5.55%, 01/15/37	500,000	547,536
5.95%, 02/01/38	500,000	568,744
4.00%, 04/01/47 (a)	250,000	233,173
4.13%, 03/01/48 (a)	500,000	477,411
4.88%, 03/01/49 (a)	150,000	159,538
Southern Co.
2.35%, 07/01/21 (a)	350,000	346,239
4.25%, 07/01/36 (a)	250,000	247,030
4.40%, 07/01/46 (a)	250,000	251,739
Southern Power Co.
2.38%, 06/01/20 (a)	1,500,000	1,493,790
5.15%, 09/15/41	1,000,000	1,040,771
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	476,273
Tampa Electric Co.
4.30%, 06/15/48 (a)	1,000,000	1,006,099
TransAlta Corp.
6.50%, 03/15/40	250,000	251,894
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	250,000	245,776
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	153,912
3.90%, 09/15/42 (a)	100,000	102,002
4.00%, 04/01/48 (a)	250,000	258,706
Virginia Electric & Power Co.
2.95%, 01/15/22 (a)	250,000	251,011
2.75%, 03/15/23 (a)	281,000	280,582
3.45%, 02/15/24 (a)	250,000	256,935
3.50%, 03/15/27 (a)	700,000	713,410
6.00%, 05/15/37	800,000	989,265
8.88%, 11/15/38	150,000	236,828
4.45%, 02/15/44 (a)	500,000	531,381
3.80%, 09/15/47 (a)	500,000	483,163
4.60%, 12/01/48 (a)	150,000	165,805
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	150,000	152,687
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Westar Energy, Inc.
4.13%, 03/01/42 (a)	100,000	102,764
4.10%, 04/01/43 (a)	750,000	759,405
4.25%, 12/01/45 (a)	250,000	261,784
Xcel Energy, Inc.
4.70%, 05/15/20 (a)	500,000	506,118
2.40%, 03/15/21 (a)	250,000	248,271
4.00%, 06/15/28 (a)	250,000	261,110
		92,694,549
Natural Gas 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	1,000,000	991,558
4.30%, 10/01/48 (a)	250,000	266,637
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (a)	250,000	299,717
4.10%, 09/01/47 (a)	200,000	197,147
NiSource, Inc.
3.65%, 06/15/23 (a)	150,000	152,677
3.49%, 05/15/27 (a)	250,000	249,389
4.80%, 02/15/44 (a)	875,000	921,908
5.65%, 02/01/45 (a)	300,000	349,059
4.38%, 05/15/47 (a)	150,000	151,741
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	102,287
4.66%, 02/01/44 (a)	300,000	334,639
Sempra Energy
2.85%, 11/15/20 (a)	150,000	149,753
2.90%, 02/01/23 (a)	250,000	246,466
3.75%, 11/15/25 (a)	385,000	384,376
3.40%, 02/01/28 (a)	250,000	241,362
3.80%, 02/01/38 (a)	300,000	275,374
6.00%, 10/15/39	350,000	411,164
4.00%, 02/01/48 (a)	150,000	136,813
Southern California Gas Co.
2.60%, 06/15/26 (a)	500,000	477,812
4.13%, 06/01/48 (a)	150,000	154,405
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	750,000	704,632
4.40%, 05/30/47 (a)	250,000	251,644
		7,450,560
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	250,000	255,189
3.75%, 09/01/28 (a)	150,000	156,846
6.59%, 10/15/37	450,000	601,182
3.75%, 09/01/47 (a)	500,000	484,872
4.20%, 09/01/48 (a)	250,000	261,325
		1,759,414
		101,904,523
Total Corporates
(Cost $1,431,892,727)		1,447,665,539

Treasuries 38.8% of net assets
Bonds
8.75%, 05/15/20	2,750,000	2,942,822
8.75%, 08/15/20	1,750,000	1,899,946
7.88%, 02/15/21	750,000	826,230
8.13%, 05/15/21	750,000	839,736
8.13%, 08/15/21	1,000,000	1,133,887
8.00%, 11/15/21 (d)	2,149,000	2,460,227
7.25%, 08/15/22	1,500,000	1,742,051
7.63%, 11/15/22	2,200,000	2,609,664

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.13%, 02/15/23	1,500,000	1,770,146
6.25%, 08/15/23	1,250,000	1,457,129
7.50%, 11/15/24	750,000	954,829
7.63%, 02/15/25	500,000	645,459
6.88%, 08/15/25	500,000	634,502
6.00%, 02/15/26 (d)	1,891,000	2,329,513
6.75%, 08/15/26	1,209,000	1,568,229
6.50%, 11/15/26	1,250,000	1,610,229
6.63%, 02/15/27	1,000,000	1,305,547
6.38%, 08/15/27	500,000	650,967
6.13%, 11/15/27	2,438,000	3,144,591
5.50%, 08/15/28	1,750,000	2,202,368
5.25%, 11/15/28	750,000	931,348
5.25%, 02/15/29	2,778,000	3,465,121
6.13%, 08/15/29	4,250,000	5,687,861
6.25%, 05/15/30 (d)	3,135,000	4,293,113
5.38%, 02/15/31	3,700,000	4,810,434
4.50%, 02/15/36	6,850,000	8,678,361
4.75%, 02/15/37	3,386,000	4,444,654
5.00%, 05/15/37	4,250,000	5,746,880
4.38%, 02/15/38 (d)	2,800,000	3,543,750
4.50%, 05/15/38	3,000,000	3,858,867
3.50%, 02/15/39 (d)	1,372,000	1,555,183
4.25%, 05/15/39	2,350,000	2,939,061
4.50%, 08/15/39	7,050,000	9,105,516
4.38%, 11/15/39 (d)	3,031,000	3,852,804
4.63%, 02/15/40	6,115,000	8,030,237
4.38%, 05/15/40	5,000,000	6,362,500
3.88%, 08/15/40	3,800,000	4,526,453
4.25%, 11/15/40 (d)	4,159,000	5,210,772
4.75%, 02/15/41	5,500,000	7,359,258
4.38%, 05/15/41	3,400,000	4,337,656
3.75%, 08/15/41	2,523,000	2,953,240
3.13%, 11/15/41	3,600,000	3,830,906
3.13%, 02/15/42 (d)	2,290,000	2,434,422
3.00%, 05/15/42	5,000,000	5,204,199
2.75%, 08/15/42	5,399,000	5,378,226
2.75%, 11/15/42	6,270,000	6,241,222
3.13%, 02/15/43	7,500,000	7,949,414
2.88%, 05/15/43	9,999,000	10,156,016
3.63%, 08/15/43	8,983,000	10,322,906
3.75%, 11/15/43	11,268,000	13,212,170
3.63%, 02/15/44	13,295,000	15,297,300
3.38%, 05/15/44	13,112,000	14,496,443
3.13%, 08/15/44 (d)	10,500,000	11,132,256
3.00%, 11/15/44 (d)	10,350,000	10,735,093
2.50%, 02/15/45 (d)	10,800,000	10,192,711
3.00%, 05/15/45 (d)	11,250,000	11,675,171
2.88%, 08/15/45	9,350,000	9,476,919
3.00%, 11/15/45	9,650,000	10,017,152
2.50%, 02/15/46 (d)	14,300,000	13,452,893
2.50%, 05/15/46	11,100,000	10,435,518
2.25%, 08/15/46 (d)	13,300,000	11,863,236
2.88%, 11/15/46	8,785,000	8,896,357
3.00%, 02/15/47	8,650,000	8,978,261
3.00%, 05/15/47	9,200,000	9,536,555
2.75%, 08/15/47	14,450,000	14,247,361
2.75%, 11/15/47 (d)	14,150,000	13,949,357
3.00%, 02/15/48	7,900,000	8,175,574
3.13%, 05/15/48	15,940,000	16,905,740
3.00%, 08/15/48	16,350,000	16,928,317
3.38%, 11/15/48	9,850,000	10,964,474
3.00%, 02/15/49	10,300,000	10,673,576
Notes
1.50%, 04/15/20	18,000,000	17,835,820
1.13%, 04/30/20	4,750,000	4,686,265
1.38%, 04/30/20 (d)	9,550,000	9,446,106
1.50%, 05/15/20 (d)	28,100,000	27,827,781
3.50%, 05/15/20	5,500,000	5,566,602
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 05/31/20	5,000,000	4,941,797
1.50%, 05/31/20 (d)	9,000,000	8,907,539
2.50%, 05/31/20	4,100,000	4,105,605
1.50%, 06/15/20	9,000,000	8,904,706
1.63%, 06/30/20 (d)	7,000,000	6,934,102
1.88%, 06/30/20 (d)	5,346,000	5,312,379
2.50%, 06/30/20	5,000,000	5,006,836
1.50%, 07/15/20	5,000,000	4,944,922
1.63%, 07/31/20 (d)	22,300,000	22,079,178
2.00%, 07/31/20	3,500,000	3,483,457
1.50%, 08/15/20	7,000,000	6,916,738
2.63%, 08/15/20 (d)	8,276,000	8,304,610
1.38%, 08/31/20	9,000,000	8,874,668
2.13%, 08/31/20	7,000,000	6,977,988
2.63%, 08/31/20	5,000,000	5,017,075
1.38%, 09/15/20	5,000,000	4,931,934
1.38%, 09/30/20 (d)	11,500,000	11,334,687
2.00%, 09/30/20	8,500,000	8,456,504
2.75%, 09/30/20	10,000,000	10,057,813
1.63%, 10/15/20	6,800,000	6,726,422
1.38%, 10/31/20	11,815,000	11,638,236
1.75%, 10/31/20	7,984,000	7,910,553
2.88%, 10/31/20	10,800,000	10,888,594
1.75%, 11/15/20 (d)	18,000,000	17,833,359
2.63%, 11/15/20 (d)	20,332,000	20,423,732
1.63%, 11/30/20 (d)	16,600,000	16,409,684
2.00%, 11/30/20	5,944,000	5,911,842
2.75%, 11/30/20	8,600,000	8,658,453
1.88%, 12/15/20	6,000,000	5,955,234
1.75%, 12/31/20 (d)	11,000,000	10,893,437
2.38%, 12/31/20	6,091,000	6,096,829
2.50%, 12/31/20	16,300,000	16,350,937
2.00%, 01/15/21 (d)	19,000,000	18,897,207
1.38%, 01/31/21	9,000,000	8,849,531
2.13%, 01/31/21	3,506,000	3,494,701
2.50%, 01/31/21	20,900,000	20,974,293
2.25%, 02/15/21	1,500,000	1,498,564
3.63%, 02/15/21 (d)	10,073,000	10,316,168
1.13%, 02/28/21	8,000,000	7,825,469
2.00%, 02/28/21	2,965,000	2,948,611
2.50%, 02/28/21	13,000,000	13,051,797
2.38%, 03/15/21	9,050,000	9,066,439
1.25%, 03/31/21 (d)	9,000,000	8,823,516
2.25%, 03/31/21	21,876,000	21,867,455
2.38%, 04/15/21	7,100,000	7,113,590
1.38%, 04/30/21 (d)	16,000,000	15,710,000
2.25%, 04/30/21	3,286,000	3,284,203
2.63%, 05/15/21	21,200,000	21,351,547
3.13%, 05/15/21	2,500,000	2,543,066
1.38%, 05/31/21	8,000,000	7,849,844
2.00%, 05/31/21	3,034,000	3,016,460
2.63%, 06/15/21	9,500,000	9,576,074
1.13%, 06/30/21	4,000,000	3,903,359
2.13%, 06/30/21	1,512,000	1,507,305
2.63%, 07/15/21	14,500,000	14,616,396
1.13%, 07/31/21	6,500,000	6,333,311
2.25%, 07/31/21	3,000,000	2,999,004
2.13%, 08/15/21	13,421,900	13,378,646
2.75%, 08/15/21	2,650,000	2,679,813
1.13%, 08/31/21	5,100,000	4,964,930
2.00%, 08/31/21	3,750,000	3,726,855
2.75%, 09/15/21	4,000,000	4,047,422
1.13%, 09/30/21	2,900,000	2,822,404
2.13%, 09/30/21	6,250,000	6,230,469
2.88%, 10/15/21	12,200,000	12,386,812
1.25%, 10/31/21	4,550,000	4,436,161
2.00%, 10/31/21	3,000,000	2,981,250
2.00%, 11/15/21 (d)	9,300,000	9,244,418
2.88%, 11/15/21	12,000,000	12,188,906

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 11/30/21	8,100,000	7,996,535
1.88%, 11/30/21 (d)	8,000,000	7,922,344
2.63%, 12/15/21	11,000,000	11,111,504
2.00%, 12/31/21	7,500,000	7,455,029
2.13%, 12/31/21	5,750,000	5,732,144
2.50%, 01/15/22	3,000,000	3,020,684
1.50%, 01/31/22 (d)	6,300,000	6,172,647
1.88%, 01/31/22	8,500,000	8,415,332
2.00%, 02/15/22	7,600,000	7,552,945
2.50%, 02/15/22	12,500,000	12,593,018
1.75%, 02/28/22	7,500,000	7,397,607
1.88%, 02/28/22	7,100,000	7,027,752
2.38%, 03/15/22	7,000,000	7,031,172
1.75%, 03/31/22 (d)	6,050,000	5,965,395
1.88%, 03/31/22 (d)	8,500,000	8,415,830
1.75%, 04/30/22	6,000,000	5,913,047
1.88%, 04/30/22	9,724,000	9,620,683
1.75%, 05/15/22	5,000,000	4,927,344
1.75%, 05/31/22	8,000,000	7,882,812
1.88%, 05/31/22 (d)	6,500,000	6,429,287
1.75%, 06/30/22	10,500,000	10,343,525
2.13%, 06/30/22	9,000,000	8,970,996
1.88%, 07/31/22	6,000,000	5,931,328
2.00%, 07/31/22	6,500,000	6,452,266
1.63%, 08/15/22 (d)	18,911,000	18,539,798
1.63%, 08/31/22	8,500,000	8,330,830
1.88%, 08/31/22	9,000,000	8,894,707
1.75%, 09/30/22	6,250,000	6,148,926
1.88%, 09/30/22	8,500,000	8,400,557
1.88%, 10/31/22	8,000,000	7,902,188
2.00%, 10/31/22	9,000,000	8,929,512
1.63%, 11/15/22 (d)	7,677,000	7,516,563
2.00%, 11/30/22 (d)	17,000,000	16,863,203
2.13%, 12/31/22 (d)	29,000,000	28,886,152
1.75%, 01/31/23	9,300,000	9,135,434
2.38%, 01/31/23	10,500,000	10,554,961
2.00%, 02/15/23	12,894,000	12,783,192
1.50%, 02/28/23 (d)	7,500,000	7,294,922
2.63%, 02/28/23	7,500,000	7,610,010
1.50%, 03/31/23 (d)	7,000,000	6,803,672
2.50%, 03/31/23	8,100,000	8,182,898
1.63%, 04/30/23	8,000,000	7,809,688
2.75%, 04/30/23	7,700,000	7,853,098
1.75%, 05/15/23 (d)	10,500,000	10,299,229
1.63%, 05/31/23 (d)	9,300,000	9,074,402
2.75%, 05/31/23	15,500,000	15,815,449
1.38%, 06/30/23	5,500,000	5,308,574
2.63%, 06/30/23	23,000,000	23,362,070
1.25%, 07/31/23	6,250,000	5,996,338
2.75%, 07/31/23	2,900,000	2,961,002
2.50%, 08/15/23	17,176,000	17,363,862
1.38%, 08/31/23	6,000,000	5,782,503
2.75%, 08/31/23	4,000,000	4,086,250
1.38%, 09/30/23 (d)	6,750,000	6,500,042
2.88%, 09/30/23	25,500,000	26,189,297
1.63%, 10/31/23	7,750,000	7,543,838
2.88%, 10/31/23	4,100,000	4,212,670
2.75%, 11/15/23 (d)	13,296,000	13,589,447
2.13%, 11/30/23	7,250,000	7,211,768
2.88%, 11/30/23	17,500,000	17,996,289
2.25%, 12/31/23	4,750,000	4,750,557
2.63%, 12/31/23	17,800,000	18,105,242
2.25%, 01/31/24	4,700,000	4,700,459
2.50%, 01/31/24	24,000,000	24,283,125
2.75%, 02/15/24 (d)	10,119,000	10,352,804
2.13%, 02/29/24	10,250,000	10,191,143
2.38%, 02/29/24	7,500,000	7,549,951
2.13%, 03/31/24	19,750,000	19,642,378
2.00%, 04/30/24 (d)	5,500,000	5,433,506
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 05/15/24 (d)	15,730,000	15,913,722
2.00%, 05/31/24 (d)	6,300,000	6,222,480
2.00%, 06/30/24	6,250,000	6,169,067
2.13%, 07/31/24	7,000,000	6,950,918
2.38%, 08/15/24	14,500,000	14,576,182
2.13%, 09/30/24	17,300,000	17,167,885
2.25%, 10/31/24	8,250,000	8,238,237
2.25%, 11/15/24 (d)	18,200,000	18,168,008
2.13%, 11/30/24	7,000,000	6,942,715
2.25%, 12/31/24	9,500,000	9,483,857
2.50%, 01/31/25	7,000,000	7,081,895
2.75%, 02/28/25	6,900,000	7,075,600
2.63%, 03/31/25	19,350,000	19,709,411
2.88%, 04/30/25	4,000,000	4,131,328
2.13%, 05/15/25 (d)	15,612,400	15,452,617
2.88%, 05/31/25	7,300,000	7,539,389
2.75%, 06/30/25	8,000,000	8,207,656
2.88%, 07/31/25	5,500,000	5,684,014
2.00%, 08/15/25 (d)	22,700,000	22,282,799
2.75%, 08/31/25	9,750,000	10,004,414
3.00%, 09/30/25	13,700,000	14,267,533
3.00%, 10/31/25	1,000,000	1,041,680
2.25%, 11/15/25 (d)	14,900,000	14,835,103
2.88%, 11/30/25	7,700,000	7,965,139
2.63%, 12/31/25	7,700,000	7,849,338
2.63%, 01/31/26	7,000,000	7,136,035
1.63%, 02/15/26 (d)	11,700,000	11,181,726
2.50%, 02/28/26	18,800,000	19,016,274
2.25%, 03/31/26	9,000,000	8,961,328
1.63%, 05/15/26 (d)	12,911,000	12,317,649
1.50%, 08/15/26 (d)	18,750,000	17,686,532
2.00%, 11/15/26 (d)	11,000,000	10,734,453
2.25%, 02/15/27 (d)	18,750,000	18,610,107
2.38%, 05/15/27	13,750,000	13,766,919
2.25%, 08/15/27	16,300,000	16,147,506
2.25%, 11/15/27 (d)	17,800,000	17,614,699
2.75%, 02/15/28	19,850,000	20,419,524
2.88%, 05/15/28	20,800,000	21,608,844
2.88%, 08/15/28	16,900,000	17,561,807
3.13%, 11/15/28	24,450,000	25,939,444
2.63%, 02/15/29	16,500,000	16,805,185
Total Treasuries
(Cost $2,279,186,258)		2,295,732,057

Government Related 5.9% of net assets

Agency 2.7%
Foreign 1.4%
Australia 0.0%
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	500,000	498,977
		498,977
Austria 0.0%
Oesterreichische Kontrollbank AG
1.88%, 01/20/21	1,000,000	990,624
2.88%, 09/07/21	250,000	253,110
2.38%, 10/01/21	250,000	250,119
2.63%, 01/31/22	350,000	352,653
2.88%, 03/13/23	500,000	509,519
		2,356,025

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
British Virgin 0.0%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	750,000	743,347
		743,347
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	700,000	732,648
4.88%, 04/30/44	250,000	280,125
Export Development Canada
1.75%, 07/21/20	2,000,000	1,982,834
1.50%, 05/26/21	250,000	245,503
2.63%, 02/21/24	500,000	506,061
Nexen, Inc.
5.88%, 03/10/35	600,000	728,248
6.40%, 05/15/37	750,000	968,805
		5,444,224
China 0.0%
Agricultural Bank of China Ltd.
2.75%, 05/21/20	250,000	249,586
Industrial & Commercial Bank of China Ltd.
2.64%, 05/26/21	250,000	247,127
2.45%, 10/20/21	250,000	245,817
		742,530
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	300,000	328,425
4.13%, 01/16/25	250,000	253,128
5.38%, 06/26/26 (a)	778,000	840,240
7.38%, 09/18/43	250,000	299,377
5.88%, 05/28/45	500,000	520,000
		2,241,170
Germany 0.6%
FMS Wertmanagement
2.00%, 08/01/22 (h)	500,000	494,651
2.75%, 03/06/23 (h)	275,000	279,311
2.75%, 01/30/24 (h)	500,000	508,662
Kreditanstalt fuer Wiederaufbau
1.50%, 04/20/20 (h)	2,700,000	2,673,129
1.63%, 05/29/20 (h)	1,000,000	990,669
1.88%, 06/30/20 (h)	1,000,000	993,544
2.75%, 09/08/20 (h)	1,000,000	1,005,287
1.88%, 12/15/20 (h)	500,000	495,801
1.63%, 03/15/21 (h)	1,000,000	985,977
2.63%, 04/12/21 (h)	1,500,000	1,507,725
1.50%, 06/15/21 (h)	2,000,000	1,963,763
2.38%, 08/25/21 (h)	2,250,000	2,252,706
3.13%, 12/15/21 (h)	1,000,000	1,020,808
2.63%, 01/25/22 (h)	500,000	504,246
2.50%, 02/15/22 (h)	500,000	502,518
2.13%, 03/07/22 (h)	1,250,000	1,243,774
2.13%, 06/15/22 (h)	1,500,000	1,491,584
2.00%, 09/29/22 (h)	3,000,000	2,968,980
2.00%, 10/04/22 (h)	250,000	247,230
2.38%, 12/29/22 (h)	750,000	751,418
2.13%, 01/17/23 (h)	250,000	247,901
2.63%, 02/28/24 (h)	1,000,000	1,012,650
2.50%, 11/20/24 (h)	3,500,000	3,523,341
2.88%, 04/03/28 (h)	1,000,000	1,030,259
0.00%, 06/29/37 (h)(i)	750,000	440,829
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Landwirtschaftliche Rentenbank
2.25%, 10/01/21 (h)	1,000,000	997,597
2.00%, 01/13/25 (h)	500,000	488,170
2.38%, 06/10/25 (h)	500,000	497,922
1.75%, 07/27/26 (h)	500,000	474,232
2.50%, 11/15/27 (h)	500,000	498,642
		32,093,326
Japan 0.2%
Japan Bank for International Cooperation
1.75%, 05/28/20	650,000	643,999
2.13%, 07/21/20	750,000	746,508
2.13%, 11/16/20	500,000	496,878
1.50%, 07/21/21	250,000	244,686
2.50%, 06/01/22	250,000	249,593
2.38%, 07/21/22	1,500,000	1,491,337
2.38%, 11/16/22	2,300,000	2,286,344
3.25%, 07/20/23	250,000	256,994
2.25%, 11/04/26	1,000,000	965,034
2.88%, 06/01/27	250,000	250,583
2.75%, 11/16/27	1,200,000	1,189,992
3.25%, 07/20/28	750,000	773,374
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	191,355
		9,786,677
Mexico 0.3%
Petroleos Mexicanos
5.50%, 01/21/21	650,000	662,350
4.88%, 01/24/22	350,000	353,854
3.50%, 01/30/23	1,500,000	1,436,400
4.63%, 09/21/23	1,750,000	1,728,142
4.88%, 01/18/24	1,750,000	1,727,232
4.50%, 01/23/26	750,000	699,225
6.88%, 08/04/26	1,500,000	1,567,200
6.50%, 03/13/27	500,000	504,750
6.50%, 01/23/29	150,000	148,913
6.63%, 06/15/35	500,000	473,750
6.50%, 06/02/41	400,000	363,076
5.50%, 06/27/44	450,000	369,000
6.38%, 01/23/45	1,000,000	887,050
5.63%, 01/23/46 (g)	250,000	207,250
6.75%, 09/21/47	2,250,000	2,071,125
6.35%, 02/12/48	1,203,000	1,066,640
		14,265,957
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	750,000	764,542
2.45%, 01/17/23	500,000	496,707
3.70%, 03/01/24	550,000	575,194
3.25%, 11/10/24	150,000	153,603
4.25%, 11/23/41	1,000,000	1,065,027
		3,055,073
Republic of Korea 0.1%
Export-Import Bank of Korea
5.13%, 06/29/20	1,000,000	1,031,182
4.38%, 09/15/21	1,100,000	1,141,276
2.75%, 01/25/22	200,000	199,784
5.00%, 04/11/22	500,000	530,385
2.88%, 01/21/25	1,250,000	1,241,329
3.25%, 11/10/25	2,000,000	2,028,578

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Korea Development Bank
2.25%, 05/18/20	500,000	497,278
		6,669,812
Sweden 0.0%
Svensk Exportkredit AB
1.75%, 05/18/20	250,000	248,212
1.75%, 03/10/21	750,000	740,590
2.88%, 05/22/21	250,000	252,376
2.38%, 03/09/22	900,000	898,540
		2,139,718
		80,036,836
U.S. 1.3%
CNOOC Finance 2015 USA LLC
3.75%, 05/02/23	250,000	254,817
3.50%, 05/05/25	200,000	202,520
4.38%, 05/02/28	250,000	267,818
Fannie Mae
1.50%, 07/30/20	3,600,000	3,558,900
1.50%, 11/30/20	300,000	295,773
1.88%, 12/28/20	250,000	248,209
1.38%, 02/26/21	1,500,000	1,473,806
1.38%, 10/07/21	1,000,000	978,263
2.00%, 01/05/22	250,000	248,160
1.88%, 04/05/22	3,000,000	2,968,344
2.38%, 01/19/23	3,000,000	3,009,712
2.13%, 04/24/26	6,000,000	5,865,289
1.88%, 09/24/26	2,000,000	1,914,988
7.13%, 01/15/30 (d)	527,000	740,363
7.25%, 05/15/30	1,000,000	1,426,297
6.63%, 11/15/30	1,200,000	1,654,640
5.63%, 07/15/37	1,000,000	1,353,975
Federal Farm Credit Bank
1.95%, 11/02/21	1,250,000	1,238,594
1.92%, 04/19/22 (a)	1,500,000	1,483,421
Federal Home Loan Bank
2.63%, 05/28/20	3,800,000	3,808,622
1.75%, 06/12/20	1,000,000	992,001
1.75%, 07/13/20 (a)	250,000	247,861
2.63%, 10/01/20	2,500,000	2,510,787
1.38%, 02/18/21	1,000,000	982,648
1.13%, 07/14/21	1,000,000	973,989
3.00%, 10/12/21	2,500,000	2,543,983
1.88%, 11/29/21	1,750,000	1,732,050
2.38%, 06/10/22	400,000	401,187
2.13%, 03/10/23	250,000	248,367
2.50%, 02/13/24	600,000	606,032
2.88%, 06/14/24	1,075,000	1,104,395
5.38%, 08/15/24	1,750,000	2,012,360
3.25%, 11/16/28	2,300,000	2,422,652
5.50%, 07/15/36	400,000	534,411
Freddie Mac
1.38%, 05/01/20	3,750,000	3,707,903
2.38%, 02/16/21	8,000,000	8,009,197
1.13%, 08/12/21	1,000,000	973,162
2.38%, 01/13/22 (d)	5,351,000	5,368,039
6.75%, 09/15/29	500,000	681,759
6.75%, 03/15/31 (d)	564,000	788,682
6.25%, 07/15/32	700,000	966,945
Private Export Funding Corp.
2.30%, 09/15/20	2,000,000	1,998,108
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,048,431
6.75%, 11/01/25	488,000	609,112
2.88%, 02/01/27	500,000	506,885
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 09/15/39	750,000	966,893
4.63%, 09/15/60	100,000	128,352
		77,058,702
		157,095,538

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24 (d)	1,160,000	1,459,202
Province of Alberta Canada
3.35%, 11/01/23	250,000	258,205
2.95%, 01/23/24	350,000	355,801
3.30%, 03/15/28	1,500,000	1,557,112
Province of British Columbia
2.65%, 09/22/21	250,000	251,366
2.00%, 10/23/22	450,000	443,232
2.25%, 06/02/26	300,000	293,268
Province of Manitoba
2.05%, 11/30/20	250,000	248,080
2.13%, 05/04/22	250,000	247,004
2.13%, 06/22/26	750,000	718,252
Province of New Brunswick Canada
2.50%, 12/12/22	250,000	248,881
Province of Ontario
4.40%, 04/14/20	500,000	509,387
1.88%, 05/21/20	250,000	248,276
2.55%, 02/12/21	1,000,000	1,001,385
2.50%, 09/10/21	1,000,000	1,000,779
2.40%, 02/08/22	500,000	499,073
2.45%, 06/29/22	1,500,000	1,496,718
3.40%, 10/17/23	500,000	517,725
3.05%, 01/29/24	250,000	255,588
3.20%, 05/16/24	500,000	514,901
2.50%, 04/27/26	500,000	493,597
Province of Quebec
2.75%, 08/25/21	500,000	503,687
2.38%, 01/31/22	750,000	748,429
2.63%, 02/13/23	250,000	251,007
7.13%, 02/09/24	1,000,000	1,194,496
2.88%, 10/16/24	1,000,000	1,015,103
2.75%, 04/12/27	250,000	250,591
7.50%, 09/15/29	168,000	236,910
		16,818,055
		16,818,055
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010 6.27%, 02/15/50	300,000	391,383
RB (Build America Bonds) Series 2010 8.08%, 02/15/50	250,000	415,517
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S1 7.04%, 04/01/50	500,000	765,965
RB (Build America Bonds) Series 2010S3 6.91%, 10/01/50	1,100,000	1,684,771

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
California
GO (Build America Bonds) Series 2009 7.50%, 04/01/34	1,350,000	1,950,898
GO (Build America Bonds) Series 2009 7.55%, 04/01/39	1,400,000	2,128,798
GO (Build America Bonds) Series 2009 7.30%, 10/01/39	1,050,000	1,521,103
GO (Build America Bonds) Series 2009 7.35%, 11/01/39	1,215,000	1,770,498
Chicago Transit Authority
RB (Pension Funding) Series 2008A 6.90%, 12/01/40	395,000	519,220
RB (Pension Funding) Series 2008B 6.90%, 12/01/40	200,000	262,896
City of Chicago IL
GO Bonds Series 2012
5.43%, 01/01/42	350,000	327,929
City of New York NY
GO Bonds Series 2010
6.25%, 06/01/35 (a)	750,000	779,970
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2010D 4.50%, 08/01/31	400,000	450,812
GO (Build America Bonds) Series 2009 5.46%, 12/01/39 (d)	100,000	123,631
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	252,614
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	848,148
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	530,082
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	303,513
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	190,241
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	374,125
District of Columbia
Series E
5.59%, 12/01/34	350,000	428,368
Florida State Board of Administration Finance Corp.
Series A
2.64%, 07/01/21	100,000	100,271
Georgia Municipal Electric Authority
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	250,000	281,713
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	240,076
Illinois
GO Bonds (Pension Funding) Series 2003 4.95%, 06/01/23	550,000	565,763
GO Bonds (Pension Funding) Series 2003 5.10%, 06/01/33	1,980,000	1,947,152
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	365,185
Los Angeles Unified School District
GO (Build America Bonds) Series 2009 5.76%, 07/01/29	300,000	356,175
GO (Build America Bonds) Series 2010 6.76%, 07/01/34 (d)	450,000	599,310
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	800,000	845,728
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	887,445
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	74,283
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	1,007,703
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	500,000	729,920
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009 5.75%, 06/15/41 (d)	200,000	265,330
Water System RB (Build America Bonds) 6.01%, 06/15/42	250,000	341,535
Water System RB (Build America Bonds) Series 2011CC 5.88%, 06/15/44	250,000	342,262
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	243,070
New York State Dormitory Authority
RB (Build America Bonds) Series 2009 5.63%, 03/15/39	200,000	241,384
RB (Build America Bonds) Series 2010 5.60%, 03/15/40	100,000	124,825
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	220,546
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	250,000	372,572
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	593,385
Oregon School Boards Association
Series B
5.55%, 06/30/28	250,000	289,620
Port Authority of New York & New Jersey
Consolidated Bonds 168th Series 4.93%, 10/01/51	250,000	302,188
Consolidated Bonds 174th Series 4.46%, 10/01/62	1,150,000	1,290,898
Sales Tax Securitization Corp.
RB Series B
3.82%, 01/01/48	100,000	93,211

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	409,629
San Diego County Water Authority Financing Corp.
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	483,661
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	1,500,000	1,500,165
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A 5.52%, 04/01/39	750,000	956,910
GO (Build America Bonds) Series 2010A 4.68%, 04/01/40	500,000	581,870
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	1,130,000	1,328,451
University of California
RB Series AS 5.95%, 05/15/45	250,000	325,415
RB Series AD 4.86%, 05/15/12	250,000	281,898
Utah
GO (Build America Bonds) Series D 4.55%, 07/01/24	850,000	899,385
GO (Build America Bonds) Series B 3.54%, 07/01/25	525,000	543,805
Wisconsin
RB Series A
5.70%, 05/01/26	745,000	836,032
		36,889,253
		53,707,308

Sovereign 0.9%
Canada 0.0%
Canada Government International Bond
2.00%, 11/15/22	750,000	742,079
		742,079
Chile 0.1%
Chile Government International Bond
3.13%, 03/27/25	900,000	914,832
3.24%, 02/06/28 (a)	1,500,000	1,529,250
3.63%, 10/30/42	100,000	100,033
3.86%, 06/21/47	250,000	254,878
		2,798,993
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	1,000,000	1,029,250
4.00%, 02/26/24 (a)	450,000	464,517
8.13%, 05/21/24	300,000	363,675
4.50%, 01/28/26 (a)	1,000,000	1,055,875
3.88%, 04/25/27 (a)	450,000	457,542
4.50%, 03/15/29 (a)	200,000	211,500
7.38%, 09/18/37	550,000	721,188
6.13%, 01/18/41	750,000	888,007
5.63%, 02/26/44 (a)	1,500,000	1,694,550
5.00%, 06/15/45 (a)	350,000	368,095
5.20%, 05/15/49 (a)	500,000	538,650
		7,792,849
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	1,500,000	1,599,730
5.38%, 02/21/23	650,000	702,465
5.75%, 11/22/23	1,000,000	1,107,609
7.63%, 03/29/41	250,000	372,073
		3,781,877
Indonesia 0.0%
Indonesia Government International Bond
3.50%, 01/11/28	250,000	243,650
4.10%, 04/24/28	500,000	508,703
4.35%, 01/11/48	500,000	493,541
5.35%, 02/11/49	500,000	555,707
		1,801,601
Israel 0.0%
Israel Government International Bond
2.88%, 03/16/26	500,000	500,353
3.25%, 01/17/28	500,000	507,360
4.50%, 01/30/43	500,000	542,592
4.13%, 01/17/48	250,000	259,421
		1,809,726
Italy 0.0%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,111,800
5.38%, 06/15/33	500,000	534,393
		1,646,193
Mexico 0.2%
Mexico Government International Bond
3.50%, 01/21/21	400,000	405,586
3.63%, 03/15/22	2,400,000	2,446,824
8.00%, 09/24/22	100,000	116,250
4.00%, 10/02/23	600,000	617,565
3.60%, 01/30/25	250,000	250,500
4.13%, 01/21/26	500,000	512,062
4.15%, 03/28/27	1,000,000	1,018,200
3.75%, 01/11/28	250,000	247,363
4.50%, 04/22/29	250,000	259,125
8.30%, 08/15/31	150,000	201,375
6.75%, 09/27/34	250,000	305,440
6.05%, 01/11/40	800,000	917,200
4.75%, 03/08/44	2,000,000	1,970,000
5.55%, 01/21/45	800,000	879,176
4.60%, 01/23/46	1,200,000	1,159,800
4.35%, 01/15/47	400,000	375,900
4.60%, 02/10/48	750,000	728,194
5.75%, 10/12/10	750,000	769,687
		13,180,247
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	500,000	523,500
3.75%, 03/16/25 (a)	750,000	775,507
9.38%, 04/01/29	500,000	732,000
6.70%, 01/26/36	650,000	851,500
4.50%, 05/15/47	200,000	211,690
4.50%, 04/16/50 (a)	750,000	784,875
		3,879,072

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	1,000,000	1,261,000
4.13%, 08/25/27	750,000	820,133
6.55%, 03/14/37	250,000	337,815
5.63%, 11/18/50	900,000	1,156,950
		3,575,898
Philippines 0.1%
Philippine Government International Bond
4.00%, 01/15/21	800,000	816,980
4.20%, 01/21/24	1,300,000	1,372,667
9.50%, 10/21/24	500,000	661,135
5.50%, 03/30/26	600,000	693,160
9.50%, 02/02/30	500,000	772,258
7.75%, 01/14/31	350,000	492,882
6.38%, 01/15/32	350,000	452,405
6.38%, 10/23/34	500,000	667,756
3.95%, 01/20/40	1,500,000	1,583,218
3.70%, 02/02/42	700,000	711,945
		8,224,406
Poland 0.0%
Poland Government International Bond
5.13%, 04/21/21	850,000	891,854
5.00%, 03/23/22	500,000	531,007
3.00%, 03/17/23	300,000	302,274
4.00%, 01/22/24	250,000	261,855
3.25%, 04/06/26	250,000	254,277
		2,241,267
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	600,000	638,443
2.75%, 01/19/27	250,000	247,854
3.50%, 09/20/28	200,000	208,081
4.13%, 06/10/44	200,000	224,194
		1,318,572
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	250,000	263,125
4.38%, 10/27/27	500,000	527,562
7.63%, 03/21/36	800,000	1,105,544
4.13%, 11/20/45	150,000	147,000
5.10%, 06/18/50	900,000	964,125
4.98%, 04/20/55	600,000	630,000
		3,637,356
		56,430,136

Supranational* 1.4%
African Development Bank
2.38%, 09/23/21	1,500,000	1,501,687
2.13%, 11/16/22	1,500,000	1,489,186
Asian Development Bank
1.63%, 05/05/20	1,000,000	991,132
2.25%, 01/20/21	500,000	498,886
1.63%, 03/16/21	500,000	492,877
2.00%, 02/16/22	3,000,000	2,975,479
1.88%, 02/18/22	750,000	741,215
1.75%, 09/13/22	3,275,000	3,214,529
2.63%, 01/30/24	350,000	354,531
2.00%, 01/22/25	1,650,000	1,615,155
2.00%, 04/24/26	500,000	485,003
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.63%, 01/12/27	800,000	807,760
2.50%, 11/02/27	250,000	249,622
2.75%, 01/19/28	250,000	254,308
Corp. Andina de Fomento
2.13%, 09/27/21	1,113,000	1,090,195
4.38%, 06/15/22	550,000	571,731
3.75%, 11/23/23	250,000	257,441
Council of Europe Development Bank
1.63%, 03/16/21	500,000	492,794
European Bank for Reconstruction & Development
2.00%, 02/01/21	500,000	496,735
2.75%, 04/26/21	750,000	755,828
1.88%, 07/15/21	500,000	494,860
1.50%, 11/02/21	1,100,000	1,077,363
European Investment Bank
1.38%, 06/15/20	750,000	741,212
2.88%, 09/15/20	1,350,000	1,358,992
1.63%, 12/15/20	1,000,000	987,256
2.00%, 03/15/21	1,500,000	1,489,121
2.50%, 04/15/21	1,000,000	1,002,748
2.38%, 05/13/21	1,550,000	1,549,706
1.63%, 06/15/21	1,000,000	983,655
1.38%, 09/15/21	1,000,000	977,635
2.13%, 10/15/21	750,000	746,528
2.88%, 12/15/21	1,000,000	1,014,400
2.25%, 03/15/22	1,500,000	1,496,669
2.38%, 06/15/22	1,650,000	1,653,364
2.25%, 08/15/22	250,000	249,471
2.50%, 03/15/23	1,600,000	1,610,452
2.88%, 08/15/23	1,000,000	1,021,660
3.13%, 12/14/23	1,750,000	1,810,719
3.25%, 01/29/24	1,350,000	1,405,107
2.63%, 03/15/24	1,000,000	1,012,855
2.50%, 10/15/24	500,000	502,877
1.88%, 02/10/25	1,250,000	1,214,976
2.13%, 04/13/26	750,000	735,438
4.88%, 02/15/36	350,000	443,375
Inter-American Development Bank
1.63%, 05/12/20	1,700,000	1,685,986
2.13%, 11/09/20	650,000	646,992
1.88%, 03/15/21	4,600,000	4,557,953
1.25%, 09/14/21	350,000	341,479
2.13%, 01/18/22	1,250,000	1,244,390
2.50%, 01/18/23	1,000,000	1,006,973
2.63%, 01/16/24	350,000	354,274
3.00%, 02/21/24	500,000	514,910
2.38%, 07/07/27	1,100,000	1,089,582
3.13%, 09/18/28	1,500,000	1,570,074
3.88%, 10/28/41	150,000	171,145
4.38%, 01/24/44	500,000	615,235
International Bank for Reconstruction & Development
1.63%, 09/04/20	500,000	494,708
2.13%, 11/01/20	1,000,000	996,219
1.63%, 03/09/21	250,000	246,612
1.38%, 05/24/21	1,800,000	1,763,820
2.25%, 06/24/21	3,000,000	2,993,561
2.75%, 07/23/21	750,000	757,505
2.00%, 01/26/22	3,450,000	3,423,588
1.63%, 02/10/22	500,000	490,741
1.88%, 10/07/22	2,250,000	2,216,523
7.63%, 01/19/23	500,000	594,905
3.00%, 09/27/23	1,100,000	1,134,057
2.50%, 11/25/24	1,000,000	1,006,520
2.50%, 07/29/25	2,000,000	2,008,864
1.88%, 10/27/26	1,000,000	959,048
4.75%, 02/15/35	350,000	432,781

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Finance Corp.
1.63%, 07/16/20	1,000,000	989,730
2.25%, 01/25/21	350,000	349,318
1.13%, 07/20/21	1,000,000	972,822
2.88%, 07/31/23	500,000	510,263
Nordic Investment Bank
2.25%, 02/01/21	250,000	249,354
2.25%, 09/30/21	1,450,000	1,446,673
2.88%, 07/19/23	250,000	255,195
		83,008,333
Total Government Related
(Cost $347,120,422)		350,241,315

Securitized 30.2% of net assets

Asset-Backed Securities 0.5%
Automobile 0.2%
BMW Vehicle Owner Trust
Series 2018-A, Class A4, ABS
2.51%, 06/25/24 (a)	1,400,000	1,397,489
Ford Credit Auto Owner Trust
Series 2017-B, Class A4, ABS 1.87%, 09/15/22 (a)	1,100,000	1,084,876
Series 2018-A, Class A4, ABS 3.16%, 10/15/23 (a)	1,000,000	1,016,577
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4 1.87%, 09/15/23 (a)	4,740,000	4,677,562
Series 2017-3, Class A4, ABS 1.98%, 11/20/23 (a)	1,290,000	1,275,464
Series 2018-3, Class A4, ABS 3.07%, 11/21/24 (a)	540,000	546,684
Mercedes-Benz Auto Receivables Trust
Series 2018-1, Class A3, ABS
3.03%, 01/17/23 (a)	300,000	302,374
Nissan Auto Receivables Owner Trust
Series 2018-B, Class A3, ABS 3.06%, 03/15/23 (a)	520,000	524,647
Series 2017-C, Class A4, ABS 2.28%, 02/15/24 (a)	900,000	893,202
Toyota Auto Receivables Owner Trust
Series 2017-D, Class A3, ABS 1.93%, 01/18/22 (a)	950,000	943,283
Series 2018-C, Class A4, ABS 3.13%, 02/15/24 (a)	1,200,000	1,219,355
		13,881,513
Credit Card 0.3%
American Express Credit Account Master Trust
Series 2017-3, Class A 1.77%, 11/15/22 (a)	955,000	946,905
Series 2018-8, Class A, ABS 3.18%, 04/15/24 (a)	600,000	609,214
Capital One Multi-Asset Execution Trust
Series 2017-A4, Class A4, ABS 1.99%, 07/17/23 (a)	3,350,000	3,322,820
Series 2017-A6, Class A6, ABS 2.29%, 07/15/25 (a)	1,000,000	991,676
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citibank Credit Card Issuance Trust
Series 2018-A1, Class A1, ABS 2.49%, 01/20/23 (a)	1,700,000	1,698,119
Series 2014-A1 Class A1 2.88%, 01/23/23 (a)	1,175,000	1,181,963
Series 2018-A6, Class A6, ABS 3.21%, 12/07/24 (a)	1,150,000	1,175,861
Discover Card Execution Note Trust
Series 2015-A4 Class A4 2.19%, 04/17/23 (a)	3,400,000	3,386,240
Series 2018-A5, Class A5, ABS 3.32%, 03/15/24 (a)	285,000	290,528
Series 2017-A2, Class A2, ABS 2.39%, 07/15/24 (a)	1,363,000	1,357,155
Series 2018-A1, Class A1, ABS 3.03%, 08/15/25 (a)	100,000	101,623
		15,062,104
		28,943,617

Commercial Mortgage-Backed Securities 2.0%
Bank
Series 2017-BNK8, Class A4 3.49%, 11/15/50 (a)	600,000	614,376
Series 2017-BNK7, Class A5 3.44%, 09/15/60 (a)	1,000,000	1,023,666
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,783,104
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,775,844
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3 3.87%, 01/10/48 (a)	5,325,000	5,544,157
Series 2016-C7, Class A3 3.84%, 12/10/54 (a)	1,425,000	1,486,562
Series 2016-C4 Class A4 3.28%, 05/10/58 (a)	1,000,000	1,000,179
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4 4.13%, 11/10/46 (a)	615,000	648,027
Series 2014-GC23 Class A4 3.62%, 07/10/47 (a)	1,000,000	1,031,653
Series 2014-GC25, Class A4 3.64%, 10/10/47 (a)	210,000	217,067
Series 2016-GC36 Class A5 3.62%, 02/10/49 (a)	3,350,000	3,464,841
Series 2017-P7, Class A4 3.71%, 04/14/50 (a)	500,000	520,570
Series 2017-C4, Class A4 3.47%, 10/12/50 (a)	1,300,000	1,330,767
COMM Mortgage Trust
Series 2012-LC4 Class A4 3.29%, 12/10/44 (a)	292,763	296,193
Series 2012-CR3 Class A3 2.82%, 10/15/45 (a)	254,855	253,802
Series 2012-CR4 Class A3 2.85%, 10/15/45 (a)	900,000	894,865
Series 2013-CR6, Class A4 3.10%, 03/10/46 (a)	4,950,000	4,999,804
Series 2014-CR14 Class A3 3.96%, 02/10/47 (a)	240,000	250,680
Series 2014-CR16 Class ASB 3.65%, 04/10/47 (a)	630,000	642,537

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2014-CR19 Class ASB 3.50%, 08/10/47 (a)	400,000	408,157
Series 2014-UBS4, Class A5 3.69%, 08/10/47 (a)	1,600,000	1,658,956
Series 2014-CR20 Class A3 3.33%, 11/10/47 (a)	1,650,000	1,679,673
Series 2014-CR21, Class A3 3.53%, 12/10/47 (a)	190,000	195,470
Series 2015-CR24 Class A5 3.70%, 08/10/48 (a)	400,000	414,433
Series 2015-LC23, Class A4 3.77%, 10/10/48 (a)	440,000	458,250
Series 2016-DC2, Class A5 3.77%, 02/10/49 (a)	100,000	103,709
Series 2015-PC1, Class ASB 3.61%, 07/10/50 (a)	2,225,000	2,275,371
Series 2015-PC1, Class A5 3.90%, 07/10/50 (a)	497,400	519,150
Series 2013-CR11 Class A3 3.98%, 08/10/50 (a)	449,885	470,529
Series 2013-CR11 Class A4 4.26%, 08/10/50 (a)	340,000	359,677
Series 2018-COR3, Class A3 4.23%, 05/10/51 (a)	2,800,000	3,012,144
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	2,100,000	2,183,278
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4 3.72%, 08/15/48 (a)	300,000	310,991
Series 2015-C1 Class A4 3.51%, 04/15/50 (a)	308,000	316,483
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	100,000	103,731
Fannie Mae
Series 2010-M3 Class A3 4.33%, 03/25/20 (a)(e)(j)	59,999	60,594
Series 2014-M6 Class A2 2.68%, 05/25/21 (a)	521,592	521,147
Series 2015-M4 Class AV2 2.51%, 07/25/22 (a)	70,594	70,475
Series 2016-M3 Class ASQ2 2.26%, 02/25/23 (a)(e)(j)	58,314	57,420
Series 2014-M9 Class A2 3.10%, 07/25/24 (a)(e)(j)	492,000	501,136
Series 2015-M3 Class A2 2.72%, 10/25/24 (a)	550,000	552,905
Series 2015-M13 Class A2 2.80%, 06/25/25 (a)(e)(j)	150,000	150,131
Series 2016-M6 Class A2 2.49%, 05/25/26 (a)	2,600,000	2,545,398
Freddie Mac
Series K015 Class A2 3.23%, 07/25/21 (a)	525,000	531,846
Series K016 Class A2 2.97%, 10/25/21 (a)	491,741	495,579
Series K017 Class A2 2.87%, 12/25/21 (a)	97,379	98,012
Series K018, Class A2 2.79%, 01/25/22 (a)	150,000	150,789
Series K020 Class A2 2.37%, 05/25/22 (a)	385,000	383,408
Series K022 Class A2 2.36%, 07/25/22 (a)	1,200,000	1,193,632
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K024 Class A2 2.57%, 09/25/22 (a)	800,000	800,749
Series K025 Class A2 2.68%, 10/25/22 (a)	511,000	513,357
Series K026 Class A2 2.51%, 11/25/22 (a)	550,000	549,500
Series K027 Class A2 2.64%, 01/25/23 (a)	1,705,000	1,710,527
Series K033 Class A1 2.87%, 02/25/23 (a)	88,979	89,417
Series K028 Class A2 3.11%, 02/25/23 (a)	250,000	255,010
Series K030 Class A2 3.25%, 04/25/23 (a)(e)(k)	850,000	871,712
Series K031 Class A2 3.30%, 04/25/23 (a)	2,925,000	3,006,104
Series K033 Class A2 3.06%, 07/25/23 (a)	1,540,000	1,568,922
Series K034, Class A2 3.53%, 07/25/23 (a)	150,000	155,507
Series K035 Class A2 3.46%, 08/25/23 (a)(e)(k)	450,000	465,156
Series K725, Class A2 3.00%, 01/25/24 (a)	1,300,000	1,322,578
Series K037 Class A2 3.49%, 01/25/24 (a)	600,000	623,023
Series K727, Class A2 2.95%, 07/25/24 (a)	1,165,000	1,181,596
Series K728, Class A2 3.06%, 08/25/24 (a)(e)(k)	3,700,000	3,776,398
Series K040 Class A2 3.24%, 09/25/24 (a)	750,000	772,347
Series K045 Class A1 2.49%, 11/25/24 (a)	414,445	411,985
Series K042, Class A2 2.67%, 12/25/24 (a)	100,000	99,999
Series K043, Class A2 3.06%, 12/25/24 (a)	750,000	765,215
Series K044, Class A2 2.81%, 01/25/25 (a)	1,015,000	1,021,920
Series K045 Class A2 3.02%, 01/25/25 (a)	400,000	407,239
Series K053, Class A1 2.55%, 02/25/25 (a)	542,861	541,746
Series K731, Class A2 3.60%, 02/25/25 (a)(e)	300,000	313,669
Series K046 Class A2 3.21%, 03/25/25 (a)	920,000	945,505
Series K048 Class A2 3.28%, 06/25/25 (a)(e)(k)	838,000	864,858
Series K053, Class A2 3.00%, 12/25/25 (a)	950,000	964,682
Series K054, Class A2 2.75%, 01/25/26 (a)	300,000	300,129
Series K055, Class A2 2.67%, 03/25/26 (a)	750,000	746,786
Series K062, Class A2 3.41%, 12/25/26 (a)	3,000,000	3,119,784
Series K064, Class A2 3.22%, 03/25/27 (a)	107,000	109,837
Series K071, Class A2 3.29%, 11/25/27 (a)	4,500,000	4,634,383
Series K074, Class A2 3.60%, 01/25/28 (a)	4,275,000	4,506,811
Series K157, Class A2 3.99%, 05/25/33 (a)	1,200,000	1,288,002

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
GS Mortgage Securities Trust
Series 2013-GC13 Class A5 4.19%, 07/10/46 (a)(e)(l)	649,000	683,549
Series 2013-GC14 Class A5 4.24%, 08/10/46 (a)	700,000	738,210
Series 2016-GS4, Class A4 3.44%, 11/10/49 (a)	365,000	373,660
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3 3.51%, 05/15/45 (a)	308,883	315,166
Series 2012-CBX Class A4 3.48%, 06/15/45 (a)	423,741	429,936
Series 2014-C20 Class A4A1 3.54%, 07/15/47 (a)	800,000	823,407
Series 2015-C29 Class A4 3.61%, 05/15/48 (a)	1,000,000	1,031,612
Series 2015-C28 Class A4 3.23%, 10/15/48 (a)	2,000,000	2,020,861
Series 2015-C33 Class A4 3.77%, 12/15/48 (a)	1,150,000	1,197,406
Series 2015-JP1 Class A4 3.65%, 01/15/49 (a)	600,000	620,814
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A1
2.10%, 03/15/50 (a)	242,397	240,306
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4 3.18%, 08/15/45 (a)	430,000	434,807
Series 2013-C10 Class A4 4.22%, 07/15/46 (a)(e)(l)	180,000	189,432
Series 2013-C11, Class A4 4.30%, 08/15/46 (a)(e)	1,000,000	1,054,323
Series 2014-C16 Class A5 3.89%, 06/15/47 (a)	270,000	282,393
Series 2015-C24 Class ASB 3.48%, 05/15/48 (a)	1,000,000	1,020,595
Series 2013-C8, Class AS 3.38%, 12/15/48 (a)	80,000	80,815
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (a)	300,000	303,071
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4 3.43%, 08/15/50 (a)	500,000	507,831
Series 2017-C6, Class A5 3.58%, 12/15/50 (a)	1,000,000	1,025,565
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5 2.85%, 12/10/45 (a)	500,000	501,624
Series 2013-C5 Class A4 3.18%, 03/10/46 (a)	1,850,000	1,877,455
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4 4.22%, 07/15/46 (a)(e)(l)	640,000	673,231
Series 2015-C28, Class A3 3.29%, 05/15/48 (a)	1,210,000	1,228,447
Series 2015-C31 Class A3 3.43%, 11/15/48 (a)	500,000	511,122
Series 2015-P2, Class A4 3.81%, 12/15/48 (a)	1,500,000	1,567,423
Series 2016-NXS6, Class A4 2.92%, 11/15/49 (a)	150,000	147,592
Series 2014-LC16 Class A4 3.55%, 08/15/50 (a)	875,000	897,181
Series 2017-C40, Class A4 3.58%, 10/15/50 (a)	1,051,000	1,077,049
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2017-C41, Class A4 3.47%, 11/15/50 (a)	1,500,000	1,525,201
Series 2015-C30 Class A4 3.66%, 09/15/58 (a)	723,000	747,852
Series 2016-NXS5, Class A4 3.37%, 01/15/59 (a)	575,000	585,145
WFRBS Commercial Mortgage Trust
Series 2012-C7 Class A1 2.30%, 06/15/45 (a)	95,066	94,579
Series 2013-C14 Class A5 3.34%, 06/15/46 (a)	547,687	558,151
Series 2013-C15 Class A4 4.15%, 08/15/46 (a)(e)(l)	520,000	545,815
Series 2014-C19 Class A4 3.83%, 03/15/47 (a)	100,000	104,188
Series 2014-C20 Class ASB 3.64%, 05/15/47 (a)	1,780,000	1,816,730
Series 2013-C12 Class A4 3.20%, 03/15/48 (a)	881,000	892,241
		116,990,406

Covered 0.0%
Bank of Nova Scotia
1.85%, 04/14/20	500,000	496,364
1.88%, 04/26/21	500,000	492,801
Royal Bank of Canada
1.88%, 02/05/20	500,000	496,845
2.10%, 10/14/20	500,000	496,630
2.30%, 03/22/21	500,000	497,421
		2,480,061

Mortgage-Backed Securities Pass-Through 27.7%
Fannie Mae
4.00%, 02/01/24 to 02/01/49 (a)	146,601,999	151,696,090
4.00%, 04/01/24 to 05/01/41 (a)(d)	6,308,814	6,545,427
5.50%, 06/01/24 to 08/01/41 (a)	7,445,085	8,164,907
4.50%, 12/01/24 to 12/01/48 (a)	54,296,058	57,157,429
3.50%, 08/01/25 to 08/01/48 (a)	165,231,296	168,332,212
3.00%, 12/01/25 to 08/01/48 (a)	154,171,643	154,545,586
2.50%, 07/01/27 to 02/01/43 (a)	37,571,315	37,385,924
2.00%, 04/01/28 to 01/01/32 (a)	1,336,725	1,310,978
5.50%, 07/01/29 to 09/01/38 (a)(d)	1,017,671	1,116,702
6.00%, 12/01/32 to 07/01/41 (a)	3,577,562	3,948,590
5.00%, 09/01/33 to 09/01/39 (a)(d)	2,797,503	3,012,037
5.00%, 03/01/34 to 08/01/48 (a)	10,506,390	11,294,964
6.50%, 08/01/34 to 05/01/40 (a)	1,137,881	1,283,780
6.00%, 07/01/35 to 10/01/39 (a)(d)	1,071,141	1,179,122
4.50%, 04/01/39 to 04/01/41 (a)(d)	1,126,229	1,192,316
3.50%, 10/01/40 to 06/01/45 (a)(d)	17,418,193	17,731,554
3.00%, 07/01/43 to 10/01/46 (a)(d)	10,807,516	10,782,295
Fannie Mae TBA
2.00%, 04/01/34 (a)(m)	3,000,000	2,921,749
2.50%, 04/01/34 to 04/01/49 (a)(m)	2,500,000	2,463,004
3.00%, 04/01/34 to 04/01/49 (a)(m)	9,000,000	9,022,719
3.50%, 04/01/34 to 04/01/49 (a)(m)	16,500,000	16,803,296
4.00%, 04/01/34 to 04/01/49 (a)(m)	15,500,000	15,948,018
4.50%, 04/01/49 (a)(m)	8,500,000	8,857,432
5.00%, 04/01/49 (a)(m)	5,500,000	5,815,478
Freddie Mac
2.00%, 08/01/23 to 12/01/31 (a)	1,544,133	1,521,169
4.00%, 03/01/24 to 12/01/48 (a)	90,727,920	93,911,368
5.50%, 05/01/24 to 02/01/40 (a)(d)	451,295	489,956
5.50%, 04/01/25 to 08/01/41 (a)	4,527,559	4,960,405
3.50%, 12/01/25 to 07/01/48 (a)	121,846,281	124,183,495
3.00%, 08/01/26 to 04/01/47 (a)	101,733,516	101,927,418

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 04/01/27 to 11/01/46 (a)	28,160,998	28,054,010
6.00%, 09/01/32 to 06/01/34 (a)(d)	222,728	244,142
6.00%, 07/01/33 to 06/01/39 (a)	2,592,490	2,863,920
6.50%, 12/01/33 (a)(d)	148,455	167,404
5.00%, 06/01/34 to 11/01/48 (a)	8,674,302	9,338,163
5.00%, 11/01/34 to 08/01/39 (a)(d)	1,016,554	1,097,124
6.50%, 02/01/36 to 09/01/39 (a)	214,121	247,824
4.50%, 06/01/38 to 11/01/48 (a)	27,372,681	28,803,074
4.50%, 05/01/39 to 07/01/39 (a)(d)	295,981	311,868
4.00%, 05/01/44 (a)(d)	1,651,496	1,710,540
3.00%, 10/01/46 (a)(d)	7,750,177	7,728,048
Freddie Mac TBA
2.00%, 04/01/34 (a)(m)	1,000,000	974,541
2.50%, 04/01/34 (a)(m)	500,000	497,227
3.00%, 04/01/34 to 04/01/49 (a)(m)	9,000,000	9,024,163
3.50%, 04/01/34 to 04/01/49 (a)(m)	12,000,000	12,244,085
4.00%, 04/01/34 to 04/01/49 (a)(m)	8,500,000	8,753,496
4.50%, 04/01/49 (a)(m)	13,000,000	13,568,861
5.00%, 04/01/49 (a)(m)	2,500,000	2,647,656
Ginnie Mae
3.00%, 01/20/27 to 12/20/47 (a)	80,493,900	81,055,066
2.50%, 03/20/27 to 02/20/47 (a)	5,311,836	5,269,515
6.00%, 10/20/32 to 01/20/45 (a)	1,492,017	1,655,167
5.50%, 02/20/33 to 12/20/45 (a)	2,792,195	3,052,885
3.50%, 03/20/33 to 03/20/48 (a)	133,512,319	136,709,083
5.00%, 03/20/33 to 09/20/48 (a)	19,545,065	20,707,575
5.50%, 04/15/33 (a)(d)	158,394	174,233
5.00%, 05/15/33 to 07/20/39 (a)(d)	469,586	502,906
6.00%, 09/20/37 (a)(d)	200,733	220,742
4.50%, 01/20/39 to 08/20/48 (a)	39,002,535	40,813,817
4.50%, 03/20/39 (a)(d)	262,391	276,566
4.00%, 06/15/39 to 10/20/48 (a)	93,298,726	96,690,556
3.00%, 01/20/43 to 12/20/46 (a)(d)	31,928,986	32,134,990
3.50%, 08/20/44 to 07/20/46 (a)(d)	28,774,927	29,470,205
Ginnie Mae TBA
2.50%, 04/01/49 (a)(m)	500,000	489,643
3.50%, 04/01/49 (a)(m)	8,000,000	8,173,692
4.00%, 04/01/49 (a)(m)	9,500,000	9,809,307
4.50%, 04/01/49 (a)(m)	16,500,000	17,139,697
		1,638,127,211
Total Securitized
(Cost $1,789,908,391)		1,786,541,295

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.39% (n)	23,602,683	23,602,683
Total Other Investment Company
(Cost $23,602,683)		23,602,683

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.4% of net assets

U.S. Treasury Obligations 2.4%
U.S. Treasury Bill
2.46%, 04/16/19 (o)	20,000,000	19,979,796
2.43%, 04/09/19 (o)	50,000,000	49,973,383
2.42%, 04/02/19 (o)	70,000,000	69,995,358
Total Short-Term Investments
(Cost $139,948,537)		139,948,537
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Perpetual security with no stated maturity date.
(d)	All or a portion of this security is held as collateral for delayed-delivery securities.
(e)	Variable-rate security.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $22,818,742 or 0.4% of net assets.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero Coupon Bond.
(j)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS (Mortgage-Backed Securities) pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(k)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(l)	Security is a type of structured mortgage-backed security (MBS) that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT), or the Cost of Funds Index (COFI). LIBOR is the interest rate banks charge each other for short-term loans. The CMT is an index published by the Federal Reserve Board to compute an index based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity. The COFI is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities. A variable interest rate can also be affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(m)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n)	The rate shown is the 7-day yield.
(o)	The rate shown is the purchase yield.

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

CD –	Certificate of deposit
GO –	General obligation
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans
RB –	Revenue bond
REIT –	Real Estate Investment Trust
TBA –	To-be-announced

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$1,447,665,539	$—	$1,447,665,539
Treasuries	—	2,295,732,057	—	2,295,732,057
Government Related[1]	—	350,241,315	—	350,241,315
Securitized[1]	—	1,786,541,295	—	1,786,541,295
Other Investment Company[1]	23,602,683	—	—	23,602,683
Short-Term Investments[1]	—	139,948,537	—	139,948,537
Total	$23,602,683	$6,020,128,743	$—	$6,043,731,426
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394MAR19